UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10303

Buffalo Funds

(Exact name of registrant as specified in charter)

5420 W. 61st Place,

Mission, KS 66205

(Address of principal executive offices) (Zip code)

Laura Symon Browne

5420 W. 61st Place,

Mission, KS 66205

(Name and address of agent for service)

913-677-7778

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a)

Buffalo Blue Chip Growth Fund
Investor Class | BUFEX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Buffalo Blue Chip Growth Fund (the “Fund”), Investor Class, for the period of  April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$98	0.90%
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund produced a positive total return on an absolute basis, but underperformed its preferred benchmark, the Russell 1000® Growth Index (the “Index”).
WHAT FACTORS INFLUENCED PERFORMANCE?
U.S. equity markets advanced meaningfully for the 12-month period, fueled by robust corporate earnings, U.S. Gross Domestic Product (GDP) growth, and a resilient labor market. Megacap technology companies continued to dominate the headlines and led the market rally.
The Fund’s investments in Information Technology and Communication Services contributed to positive absolute performance during the period. Shares of  NVIDIA, Alphabet, and Broadcom moved sharply higher, propelling the Fund’s performance over the 12-month period. However, performance compared to the Index lagged slightly due to weaker stock selection among the Fund’s Health Care and Consumer Discretionary investments. Within Consumer Discretionary, the Fund was underweight Tesla, which was a significant gainer for the Index. Within Health Care, the Fund’s investments in Abbott Laboratories, UnitedHealth Group, Boston Scientific, and others declined in value over the 12-month period, negatively impacting relative performance compared to the Index.

Top Contributors
↑	NVIDIA Corporation
↑	Alphabet, Inc.
↑	Broadcom, Inc.
↑	GE Vernova, Inc.
↑	Amazon.com, Inc.

Top Detractors
↓	UnitedHealth Group, Inc.
↓	Intuit, Inc.
↓	Arthur J. Gallagher & Co.
↓	ServiceNow, Inc.
↓	Zscaler, Inc.
Buffalo Blue Chip Growth Fund	PAGE 1	TSR-AR-119628105

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Buffalo Blue Chip Growth Fund Investor Class	17.00	11.11	14.78
Russell 3000 Index	18.09	10.87	13.72
Russell 1000 Growth Index	18.81	12.76	16.83
Visit https://buffalofunds.com/overview/#performance-table for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$159,055,130
Number of Holdings	88
Net Advisory Fee	$1,208,057
Portfolio Turnover Rate	52%
Weighted Average Market Capitalization	$1,789.18B
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2026)

Top 10 Issuers	(%)
NVIDIA Corp.	12.7%
Apple, Inc.	9.0%
Microsoft Corp.	7.9%
Alphabet, Inc.	6.3%
Fidelity Money Market Government Portfolio	5.4%
Amazon.com, Inc.	5.2%
Broadcom, Inc.	4.0%
Meta Platforms, Inc.	3.2%
Eli Lilly & Co.	2.4%
Mastercard, Inc.	1.6%
Sector Breakdown (%)†

Information Technology
43.9%
Communication Services
11.7%
Consumer Discretionary
10.5%
Health Care
8.5%
Industrials
6.8%
Financials
6.0%
Materials
2.2%
Energy
2.2%
Consumer Staples
1.4%
Other Sectors & Cash
6.8%

†	The Global Industry Classification Standard (“GICS®”) is used for the sector breakdown. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Buffalo Blue Chip Growth Fund	PAGE 2	TSR-AR-119628105

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code at the top of Page 1 or visit  https://buffalofunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Blue Chip Growth Fund	PAGE 3	TSR-AR-119628105

Buffalo Blue Chip Growth Fund
Institutional Class | BUIEX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Buffalo Blue Chip Growth Fund (the “Fund”), Institutional Class, for the period of  April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$84	0.77%
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund produced a positive total return on an absolute basis, but underperformed its preferred benchmark, the Russell 1000® Growth Index (the “Index”).
WHAT FACTORS INFLUENCED PERFORMANCE?
U.S. equity markets advanced meaningfully for the 12-month period, fueled by robust corporate earnings, U.S. Gross Domestic Product (GDP) growth, and a resilient labor market. Megacap technology companies continued to dominate the headlines and led the market rally.
The Fund’s investments in Information Technology and Communication Services contributed to positive absolute performance during the period. Shares of  NVIDIA, Alphabet, and Broadcom moved sharply higher, propelling the Fund’s performance over the 12-month period. However, performance compared to the Index lagged slightly due to weaker stock selection among the Fund’s Health Care and Consumer Discretionary investments. Within Consumer Discretionary, the Fund was underweight Tesla, which was a significant gainer for the Index. Within Health Care, the Fund’s investments in Abbott Laboratories, UnitedHealth Group, Boston Scientific, and others declined in value over the 12-month period, negatively impacting relative performance compared to the Index.

Top Contributors
↑	NVIDIA Corporation
↑	Alphabet, Inc.
↑	Broadcom, Inc.
↑	GE Vernova, Inc.
↑	Amazon.com, Inc.

Top Detractors
↓	UnitedHealth Group, Inc.
↓	Intuit, Inc.
↓	Arthur J. Gallagher & Co.
↓	ServiceNow, Inc.
↓	Zscaler, Inc.
Buffalo Blue Chip Growth Fund	PAGE 1	TSR-AR-119530830

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/01/2019)
Buffalo Blue Chip Growth Fund Institutional Class	17.15	11.26	14.18
Russell 3000 Index	18.09	10.87	13.56
Russell 1000 Growth Index	18.81	12.76	16.69
Visit https://buffalofunds.com/overview/#performance-table for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$159,055,130
Number of Holdings	88
Net Advisory Fee	$1,208,057
Portfolio Turnover Rate	52%
Weighted Average Market Capitalization	$1,789.18B
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2026)

Top 10 Issuers	(%)
NVIDIA Corp.	12.7%
Apple, Inc.	9.0%
Microsoft Corp.	7.9%
Alphabet, Inc.	6.3%
Fidelity Money Market Government Portfolio	5.4%
Amazon.com, Inc.	5.2%
Broadcom, Inc.	4.0%
Meta Platforms, Inc.	3.2%
Eli Lilly & Co.	2.4%
Mastercard, Inc.	1.6%
Sector Breakdown (%)†
†	The Global Industry Classification Standard (“GICS®”) is used for the sector breakdown. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Buffalo Blue Chip Growth Fund	PAGE 2	TSR-AR-119530830

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code at the top of Page 1 or visit  https://buffalofunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Blue Chip Growth Fund	PAGE 3	TSR-AR-119530830

Buffalo Early Stage Growth Fund
Investor Class | BUFOX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Buffalo Early Stage Growth Fund (the “Fund”), Investor Class, for the period of  April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$154	1.48%
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund delivered a positive total return on an absolute basis, but underperformed its preferred benchmark, the Russell 2000® Growth Index (the “Index”).
WHAT FACTORS INFLUENCED PERFORMANCE?
Quality, as a performance factor, continued to struggle during the review period. Leading contributors to the Index returns over the trailing 12-months were from companies that we consider speculative, and trading at valuations that are not digestible for professional, fundamental investors.  The Fund’s underweight to these companies led to much of the  underperformance compared to the Index.
The Fund’s investments within the Industrials sector were the largest contributors to positive absolute performance throughout the year with meaningful impact from Willdan Group, Sterling Infrastructure, and Kratos Defense & Security Solutions. However, performance compared to the Index lagged predominantly due to weak stock selection with the Fund’s Health Care holdings, which detracted from absolute and relative results during the period.

Top Contributors
↑	Applied Optoelectronics, Inc.
↑	Willdan Group, Inc.
↑	Sterling Infrastructure, Inc.
↑	nLIGHT, Inc.
↑	Kratos Defense & Security Solutions, Inc.

Top Detractors
↓	Compass Diversified Holdings
↓	Vertex, Inc.
↓	Grid Dynamics Holdings, Inc.
↓	HealthStream, Inc.
↓	Phreesia, Inc.
Buffalo Early Stage Growth Fund	PAGE 1	TSR-AR-119530301

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Buffalo Early Stage Growth Fund Investor Class	8.60	-4.33	9.12
Russell 3000 Index	18.09	10.87	13.72
Russell 2000 Growth Index	23.58	1.62	9.79
Visit https://buffalofunds.com/overview/#performance-table for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$61,185,554
Number of Holdings	73
Net Advisory Fee	$856,925
Portfolio Turnover Rate	48%
Weighted Average Market Capitalization	$1.99B
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2026)

Top 10 Issuers	(%)
OneSpaWorld Holdings Ltd.	2.7%
WisdomTree, Inc.	2.6%
Guardian Pharmacy Services, Inc.	2.6%
LeMaitre Vascular, Inc.	2.3%
Cardinal Infrastructure Group, Inc.	2.2%
Transcat, Inc.	2.2%
Patrick Industries, Inc.	2.0%
Champion Homes, Inc.	2.0%
TAT Technologies Ltd.	2.0%
American Superconductor Corp.	1.9%
Sector Breakdown (%)†

Industrials
27.5%
Health Care
26.4%
Information Technology
17.5%
Consumer Discretionary
9.2%
Financials
9.0%
Materials
3.3%
Consumer Staples
3.1%
Real Estate
1.1%
Energy
1.1%
Other Sectors & Cash
1.8%

†	The Global Industry Classification Standard (“GICS®”) is used for the sector breakdown. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Buffalo Early Stage Growth Fund	PAGE 2	TSR-AR-119530301

HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/pdf/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
FUND PORTFOLIO MANAGER CHANGES
Effective May 5, 2025, Mr. Tim Miller was named portfolio manager of the Fund. Concurrently, Messrs. Craig Richard and Doug Cartwright ceased serving as co-portfolio managers of the Fund.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code at the top of Page 1 or visit  https://buffalofunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Early Stage Growth Fund	PAGE 3	TSR-AR-119530301

Buffalo Early Stage Growth Fund
Institutional Class | BUIOX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Buffalo Early Stage Growth Fund (the “Fund”), Institutional Class, for the period of  April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$141	1.35%
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund delivered a positive total return on an absolute basis, but underperformed its preferred benchmark, the Russell 2000® Growth Index (the “Index”).
WHAT FACTORS INFLUENCED PERFORMANCE?
Quality, as a performance factor, continued to struggle during the review period. Leading contributors to the Index returns over the trailing 12-months were from companies that we consider speculative, and trading at valuations that are not digestible for professional, fundamental investors.  The Fund’s underweight to these companies led to much of the  underperformance compared to the Index.
The Fund’s investments within the Industrials sector were the largest contributors to positive absolute performance throughout the year with meaningful impact from Willdan Group, Sterling Infrastructure, and Kratos Defense & Security Solutions. However, performance compared to the Index lagged predominantly due to weak stock selection with the Fund’s Health Care holdings, which detracted from absolute and relative results during the period.

Top Contributors
↑	Applied Optoelectronics, Inc.
↑	Willdan Group, Inc.
↑	Sterling Infrastructure, Inc.
↑	nLIGHT, Inc.
↑	Kratos Defense & Security Solutions, Inc.

Top Detractors
↓	Compass Diversified Holdings
↓	Vertex, Inc.
↓	Grid Dynamics Holdings, Inc.
↓	HealthStream, Inc.
↓	Phreesia, Inc.
Buffalo Early Stage Growth Fund	PAGE 1	TSR-AR-119530889

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/01/2019)
Buffalo Early Stage Growth Fund Institutional Class	8.73	-4.23	4.78
Russell 3000 Index	18.09	10.87	13.56
Russell 2000 Growth Index	23.58	1.62	7.50
Visit https://buffalofunds.com/overview/#performance-table for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$61,185,554
Number of Holdings	73
Net Advisory Fee	$856,925
Portfolio Turnover Rate	48%
Weighted Average Market Capitalization	$1.99B
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2026)

Top 10 Issuers	(%)
OneSpaWorld Holdings Ltd.	2.7%
WisdomTree, Inc.	2.6%
Guardian Pharmacy Services, Inc.	2.6%
LeMaitre Vascular, Inc.	2.3%
Cardinal Infrastructure Group, Inc.	2.2%
Transcat, Inc.	2.2%
Patrick Industries, Inc.	2.0%
Champion Homes, Inc.	2.0%
TAT Technologies Ltd.	2.0%
American Superconductor Corp.	1.9%
Sector Breakdown (%)†
†	The Global Industry Classification Standard (“GICS®”) is used for the sector breakdown. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Buffalo Early Stage Growth Fund	PAGE 2	TSR-AR-119530889

HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/pdf/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
FUND PORTFOLIO MANAGER CHANGES
Effective May 5, 2025, Mr. Tim Miller was named portfolio manager of the Fund. Concurrently, Messrs. Craig Richard and Doug Cartwright ceased serving as co-portfolio managers of the Fund.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code at the top of Page 1 or visit  https://buffalofunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Early Stage Growth Fund	PAGE 3	TSR-AR-119530889

Buffalo Flexible Allocation Fund
Investor Class | BUFBX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Buffalo Flexible Allocation Fund (the “Fund”), Investor Class, for the period of  April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$107	1.00%
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund produced a positive total return on an absolute basis, but underperformed the preferred benchmark, the Russell 3000® Index (the “Index”).
WHAT FACTORS INFLUENCED PERFORMANCE?
U.S. equity markets advanced meaningfully for the 12-month period, fueled by robust corporate earnings, U.S. Gross Domestic Product (GDP) growth, and a resilient labor market. Megacap technology companies continued to dominate the headlines and led the market rally.
The Fund’s investments within the Energy sector were the largest contributors to positive absolute performance throughout the fiscal year with meaningful impact from specific energy companies like Chevron, Exxon Mobil, and  APA Corporation, among others. However, performance compared to the Index lagged largely due to structural portfolio construction differences. The Fund has dividend income characteristics which impacted relative performance compared to the Index, which included a concentration of growth stocks inappropriate for this portfolio.

Top Contributors
↑	Chevron Corporation
↑	Exxon Mobil Corporation
↑	APA Corporation
↑	Johnson & Johnson
↑	Eli Lilly and Company

Top Detractors
↓	Arthur J. Gallagher & Co.
↓	General Mills, Inc.
↓	Kimberly-Clark Corporation
↓	Clorox Company
↓	Abbott Laboratories
Buffalo Flexible Allocation Fund	PAGE 1	TSR-AR-119428100

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Buffalo Flexible Allocation Fund Investor Class	13.15	11.76	9.77
Russell 3000 Index	18.09	10.87	13.72
Visit https://buffalofunds.com/overview/#performance-table for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$463,995,476
Number of Holdings	43
Net Advisory Fee	$3,836,214
Portfolio Turnover Rate	0%
Weighted Average Market Capitalization	$448.44B
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2026)

Top 10 Issuers	(%)
Chevron Corp.	9.6%
Microsoft Corp.	7.2%
Exxon Mobil Corp.	5.7%
Eli Lilly & Co.	5.2%
Costco Wholesale Corp.	4.3%
ConocoPhillips	4.3%
Kinder Morgan, Inc.	4.0%
International Business Machines Corp.	3.7%
Johnson & Johnson	3.6%
Allstate Corp.	3.6%
Sector Breakdown (%)†

Energy
32.7%
Health Care
16.3%
Information Technology
16.1%
Consumer Staples
14.8%
Financials
7.9%
Communication Services
4.1%
Industrials
3.7%
Real Estate
3.3%
Materials
1.0%
Other Sectors & Cash
0.1%

†	The Global Industry Classification Standard (“GICS®”) is used for the sector breakdown. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Buffalo Flexible Allocation Fund	PAGE 2	TSR-AR-119428100

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code at the top of Page 1 or visit  https://buffalofunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Flexible Allocation Fund	PAGE 3	TSR-AR-119428100

Buffalo Flexible Allocation Fund
Institutional Class | BUIBX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Buffalo Flexible Allocation Fund (the “Fund”), Institutional Class, for the period of  April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$92	0.86%
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund produced a positive total return on an absolute basis, but underperformed the preferred benchmark, the Russell 3000® Index (the “Index”).
WHAT FACTORS INFLUENCED PERFORMANCE?
U.S. equity markets advanced meaningfully for the 12-month period, fueled by robust corporate earnings, U.S. Gross Domestic Product (GDP) growth, and a resilient labor market. Megacap technology companies continued to dominate the headlines and led the market rally.
The Fund’s investments within the Energy sector were the largest contributors to positive absolute performance throughout the fiscal year with meaningful impact from specific energy companies like Chevron, Exxon Mobil, and  APA Corporation, among others. However, performance compared to the Index lagged largely due to structural portfolio construction differences. The Fund has dividend income characteristics which impacted relative performance compared to the Index, which included a concentration of growth stocks inappropriate for this portfolio.

Top Contributors
↑	Chevron Corporation
↑	Exxon Mobil Corporation
↑	APA Corporation
↑	Johnson & Johnson
↑	Eli Lilly and Company

Top Detractors
↓	Arthur J. Gallagher & Co.
↓	General Mills, Inc.
↓	Kimberly-Clark Corporation
↓	Clorox Company
↓	Abbott Laboratories
Buffalo Flexible Allocation Fund	PAGE 1	TSR-AR-119530871

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/01/2019)
Buffalo Flexible Allocation Fund Institutional Class	13.30	11.91	10.62
Russell 3000 Index	18.09	10.87	13.56
Visit https://buffalofunds.com/overview/#performance-table for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$463,995,476
Number of Holdings	43
Net Advisory Fee	$3,836,214
Portfolio Turnover Rate	0%
Weighted Average Market Capitalization	$448.44B
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2026)

Top 10 Issuers	(%)
Chevron Corp.	9.6%
Microsoft Corp.	7.2%
Exxon Mobil Corp.	5.7%
Eli Lilly & Co.	5.2%
Costco Wholesale Corp.	4.3%
ConocoPhillips	4.3%
Kinder Morgan, Inc.	4.0%
International Business Machines Corp.	3.7%
Johnson & Johnson	3.6%
Allstate Corp.	3.6%
Sector Breakdown (%)†
†	The Global Industry Classification Standard (“GICS®”) is used for the sector breakdown. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Buffalo Flexible Allocation Fund	PAGE 2	TSR-AR-119530871

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code at the top of Page 1 or visit  https://buffalofunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Flexible Allocation Fund	PAGE 3	TSR-AR-119530871

Buffalo Growth Fund
Investor Class | BUFGX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Buffalo Growth Fund (the “Fund”), Investor Class, for the period of  April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$94	0.90%
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund produced a positive total return on an absolute basis, but underperformed its preferred benchmark, the Russell 3000® Growth Index (the “Index”).
WHAT FACTORS INFLUENCED PERFORMANCE?
U.S. equity markets advanced meaningfully for the 12-month period, fueled by robust corporate earnings, U.S. Gross Domestic Product (GDP) growth, and a resilient labor market. Megacap technology companies continued to dominate the headlines and led the market rally.
The Fund’s investments in Information Technology and Communication Services contributed to positive absolute performance during the period. Shares of  NVIDIA, Alphabet, and Broadcom moved sharply higher, propelling the Fund’s performance over the 12-month period. However, performance compared to the Index lagged slightly due to weaker stock selection among the Fund’s Information Technology, Industrials, and Health Care investments. In Information Technology, the Fund had a positive absolute return, but was underweight Broadcom, which was a significant gainer for the Index. Within Industrials, the Fund’s investments in TransUnion, Copart, and Verisk Analytics declined in value over the 12-month period. Within Health Care, the Fund’s investments in UnitedHealth Group and others also experienced share price declines, negatively impacting relative performance compared to the Index.

Top Contributors
↑	NVIDIA Corporation
↑	Alphabet, Inc. Class A
↑	Alphabet, Inc. Class C
↑	Broadcom, Inc.
↑	Microsoft Corporation

Top Detractors
↓	UnitedHealth Group, Inc.
↓	Gartner, Inc.
↓	CoStar Group, Inc.
↓	Shift4 Payments, Inc.
↓	Copart, Inc.
Buffalo Growth Fund	PAGE 1	TSR-AR-119826105

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Buffalo Growth Fund Investor Class	9.21	8.11	12.51
Russell 3000 Index	18.09	10.87	13.72
Russell 3000 Growth Index	18.75	12.05	16.38
Visit https://buffalofunds.com/overview/#performance-table for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$161,245,953
Number of Holdings	39
Net Advisory Fee	$1,358,206
Portfolio Turnover Rate	10%
Weighted Average Market Capitalization	$1,900.11B
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2026)

Top 10 Issuers	(%)
NVIDIA Corp.	13.5%
Microsoft Corp.	10.2%
Alphabet, Inc.	10.2%
Amazon.com, Inc.	9.4%
Apple, Inc.	9.1%
Meta Platforms, Inc.	5.6%
Broadcom, Inc.	3.8%
Visa, Inc.	2.8%
Mastercard, Inc.	2.6%
Uber Technologies, Inc.	1.8%
Sector Breakdown (%)†

Information Technology
42.0%
Communication Services
15.8%
Consumer Discretionary
13.3%
Health Care
9.2%
Financials
8.2%
Industrials
5.6%
Real Estate
2.5%
Materials
1.5%
Energy
1.5%
Other Sectors & Cash
0.4%

†	The Global Industry Classification Standard (“GICS®”) is used for the sector breakdown. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Buffalo Growth Fund	PAGE 2	TSR-AR-119826105

HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/pdf/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
FUND PORTFOLIO MANAGER CHANGES
Effective January 2, 2026, Mr. Doug Cartwright replaced Mr. Dave Carlsen as a co-portfolio manager of the Fund. Effective March 9, 2026, Mr. Cartwright no longer serves in that role. Mr. Josh West continues to serve as a portfolio manager of the Fund.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code at the top of Page 1 or visit  https://buffalofunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Growth Fund	PAGE 3	TSR-AR-119826105

Buffalo Growth Fund
Institutional Class | BIIGX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Buffalo Growth Fund (the “Fund”), Institutional Class, for the period of  April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$81	0.77%
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund produced a positive total return on an absolute basis, but underperformed its preferred benchmark, the Russell 3000® Growth Index (the “Index”).
WHAT FACTORS INFLUENCED PERFORMANCE?
U.S. equity markets advanced meaningfully for the 12-month period, fueled by robust corporate earnings, U.S. Gross Domestic Product (GDP) growth, and a resilient labor market. Megacap technology companies continued to dominate the headlines and led the market rally.
The Fund’s investments in Information Technology and Communication Services contributed to positive absolute performance during the period. Shares of  NVIDIA, Alphabet, and Broadcom moved sharply higher, propelling the Fund’s performance over the 12-month period. However, performance compared to the Index lagged slightly due to weaker stock selection among the Fund’s Information Technology, Industrials, and Health Care investments. In Information Technology, the Fund had a positive absolute return, but was underweight Broadcom, which was a significant gainer for the Index. Within Industrials, the Fund’s investments in TransUnion, Copart, and Verisk Analytics declined in value over the 12-month period. Within Health Care, the Fund’s investments in UnitedHealth Group and others also experienced share price declines, negatively impacting relative performance compared to the Index.

Top Contributors
↑	NVIDIA Corporation
↑	Alphabet, Inc. Class A
↑	Alphabet, Inc. Class C
↑	Broadcom, Inc.
↑	Microsoft Corporation

Top Detractors
↓	UnitedHealth Group, Inc.
↓	Gartner, Inc.
↓	CoStar Group, Inc.
↓	Shift4 Payments, Inc.
↓	Copart, Inc.
Buffalo Growth Fund	PAGE 1	TSR-AR-119530863

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/01/2019)
Buffalo Growth Fund Institutional Class	9.32	8.23	11.15
Russell 3000 Index	18.09	10.87	13.56
Russell 3000 Growth Index	18.75	12.05	16.10
Visit https://buffalofunds.com/overview/#performance-table for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$161,245,953
Number of Holdings	39
Net Advisory Fee	$1,358,206
Portfolio Turnover Rate	10%
Weighted Average Market Capitalization	$1,900.11B
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2026)

Top 10 Issuers	(%)
NVIDIA Corp.	13.5%
Microsoft Corp.	10.2%
Alphabet, Inc.	10.2%
Amazon.com, Inc.	9.4%
Apple, Inc.	9.1%
Meta Platforms, Inc.	5.6%
Broadcom, Inc.	3.8%
Visa, Inc.	2.8%
Mastercard, Inc.	2.6%
Uber Technologies, Inc.	1.8%
Sector Breakdown (%)†
†	The Global Industry Classification Standard (“GICS®”) is used for the sector breakdown. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Buffalo Growth Fund	PAGE 2	TSR-AR-119530863

HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/pdf/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
FUND PORTFOLIO MANAGER CHANGES
Effective January 2, 2026, Mr. Doug Cartwright replaced Mr. Dave Carlsen as a co-portfolio manager of the Fund. Effective March 9, 2026, Mr. Cartwright no longer serves in that role. Mr. Josh West continues to serve as a portfolio manager of the Fund.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code at the top of Page 1 or visit  https://buffalofunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Growth Fund	PAGE 3	TSR-AR-119530863

Buffalo Growth & Income Fund
Investor Class | BUFDX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Buffalo Growth & Income Fund (the “Fund”), Investor Class, for the period of  April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$95	0.91%
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund produced a positive total return on an absolute basis, but underperformed its preferred benchmark, the Russell 1000® Index (the “Index”).
WHAT FACTORS INFLUENCED PERFORMANCE?
U.S. equity markets advanced meaningfully for the 12-month period, fueled by robust corporate earnings, U.S. Gross Domestic Product (GDP) growth, and a resilient labor market. Megacap technology companies continued to dominate the headlines and led the market rally.
The Fund’s investments within the Information Technology, Communication Services, and Energy sectors were the largest contributors to positive absolute performance throughout the fiscal year. The Fund had a meaningful positive impact from companies like Apple,  NVIDIA, Marathon Petroleum, Valero Energy, and Alphabet. However, performance compared to the Index lagged due to structural portfolio construction differences. The Fund has dividend income characteristics which impacted relative performance compared to the Index, which included a concentration of growth stocks inappropriate for this portfolio.

Top Contributors
↑	Lumentum Holdings, Inc. 0.5% 15-Dec-2026
↑	Alphabet, Inc. Class C
↑	Alphabet, Inc. Class A
↑	Parker-Hannifin Corporation
↑	Marathon Petroleum Corporation

Top Detractors
↓	UnitedHealth Group, Inc.
↓	Primo Brands Corporation
↓	Burford Capital Limited
↓	Arthur J. Gallagher & Co.
↓	Compass Diversified Holdings
Buffalo Growth & Income Fund	PAGE 1	TSR-AR-119530608

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Buffalo Growth & Income Fund Investor Class	9.54	10.16	12.22
Russell 3000 Index	18.09	10.87	13.72
Russell 1000 Index	17.74	11.34	13.97
Visit https://buffalofunds.com/overview/#performance-table for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$166,751,114
Number of Holdings	86
Net Advisory Fee	$1,301,809
Portfolio Turnover Rate	4%
Weighted Average Market Capitalization	$698.81B
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2026)

Top 10 Issuers	(%)
Apple, Inc.	4.7%
Meta Platforms, Inc.	4.6%
Alphabet, Inc.	4.4%
Microsoft Corp.	4.1%
Royal Caribbean Cruises Ltd.	2.8%
Lumentum Holdings, Inc.	2.8%
Viper Energy, Inc.	2.5%
JPMorgan Chase & Co.	2.5%
Visa, Inc.	2.3%
HCA Healthcare, Inc.	2.3%
Sector Breakdown (%)†

Financials 18.1%
Information Technology 15.9%
Energy 12.0%
Communication Services 10.1%
Health Care 9.6%
Industrials 7.5%
Real Estate 7.2%
Utilities 6.3%
Consumer Discretionary 5.6%
Other Sectors & Cash 7.7%

†	The Global Industry Classification Standard (“GICS®”) is used for the sector breakdown. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Buffalo Growth & Income Fund	PAGE 2	TSR-AR-119530608

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code at the top of Page 1 or visit  https://buffalofunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Growth & Income Fund	PAGE 3	TSR-AR-119530608

Buffalo Growth & Income Fund
Institutional Class | BUIDX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Buffalo Growth & Income Fund (the “Fund”), Institutional Class, for the period of  April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$81	0.77%
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund produced a positive total return on an absolute basis, but underperformed its preferred benchmark, the Russell 1000® Index (the “Index”).
WHAT FACTORS INFLUENCED PERFORMANCE?
U.S. equity markets advanced meaningfully for the 12-month period, fueled by robust corporate earnings, U.S. Gross Domestic Product (GDP) growth, and a resilient labor market. Megacap technology companies continued to dominate the headlines and led the market rally.
The Fund’s investments within the Information Technology, Communication Services, and Energy sectors were the largest contributors to positive absolute performance throughout the fiscal year. The Fund had a meaningful positive impact from companies like Apple,  NVIDIA, Marathon Petroleum, Valero Energy, and Alphabet. However, performance compared to the Index lagged due to structural portfolio construction differences. The Fund has dividend income characteristics which impacted relative performance compared to the Index, which included a concentration of growth stocks inappropriate for this portfolio.

Top Contributors
↑	Lumentum Holdings, Inc. 0.5% 15-Dec-2026
↑	Alphabet, Inc. Class C
↑	Alphabet, Inc. Class A
↑	Parker-Hannifin Corporation
↑	Marathon Petroleum Corporation

Top Detractors
↓	UnitedHealth Group, Inc.
↓	Primo Brands Corporation
↓	Burford Capital Limited
↓	Arthur J. Gallagher & Co.
↓	Compass Diversified Holdings
Buffalo Growth & Income Fund	PAGE 1	TSR-AR-119530806

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/01/2019)
Buffalo Growth & Income Fund Institutional Class	9.68	10.32	12.49
Russell 3000 Index	18.09	10.87	13.56
Russell 1000 Index	17.74	11.34	13.88
Visit https://buffalofunds.com/overview/#performance-table for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$166,751,114
Number of Holdings	86
Net Advisory Fee	$1,301,809
Portfolio Turnover Rate	4%
Weighted Average Market Capitalization	$698.81B
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2026)

Top 10 Issuers	(%)
Apple, Inc.	4.7%
Meta Platforms, Inc.	4.6%
Alphabet, Inc.	4.4%
Microsoft Corp.	4.1%
Royal Caribbean Cruises Ltd.	2.8%
Lumentum Holdings, Inc.	2.8%
Viper Energy, Inc.	2.5%
JPMorgan Chase & Co.	2.5%
Visa, Inc.	2.3%
HCA Healthcare, Inc.	2.3%
Sector Breakdown (%)†
†	The Global Industry Classification Standard (“GICS®”) is used for the sector breakdown. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Buffalo Growth & Income Fund	PAGE 2	TSR-AR-119530806

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code at the top of Page 1 or visit  https://buffalofunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Growth & Income Fund	PAGE 3	TSR-AR-119530806

Buffalo High Yield Fund
Investor Class | BUFHX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Buffalo High Yield Fund (the “Fund”), Investor Class, for the period of  April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$103	1.01%
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund produced a positive total return on an absolute basis, but underperformed the preferred benchmark, the ICE BofA U.S. High Yield Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
U.S. high yield bonds, as an asset class, delivered a positive total return for the 12-month period. Positive macroeconomic data, cooling inflation pressure throughout much of the period, and interest rate cuts from the Federal Reserve supported gains for high yield bonds throughout the 12-month period. However, during the first quarter of 2026, the final quarter of the 12-month period, the conflict in the Middle East caused crude oil prices to spike, pushed interest rates higher, and generated large retail outflows in the high yield space, which muted gains for high yield bonds during the 12-month period.

Top Contributors
↑	Saturn Oil & Gas, Inc. 9.625% 15-Jun-2029
↑	Mirum Pharmaceuticals, Inc. 4.0% 01-May-2029
↑	Amneal Pharmaceuticals LLC Term Loan 04-May-2028
↑	Verde Purchaser LLC Term Loan 30-Nov-2030
↑	Viking Baked Goods Acquisition Corporation 8.625% 01-Nov-2031

Top Detractors
↓	OT Midco, Inc. 10.0% 15-Feb-2030
↓	First Brands Group LLC Term Loan 30-Mar-2027
↓	Kronos Acquisition Holdings, Inc. 10.75% 30-Jun-2032
↓	Stride, Inc. 1.125% 01-Sep-2027
↓	Townsquare Media, Inc. Term Loan 19-Feb-2030
Buffalo High Yield Fund	PAGE 1	TSR-AR-119539104

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Buffalo High Yield Fund Investor Class	4.55	4.75	5.64
Bloomberg U.S. Universal Bond Index	4.64	0.65	2.11
ICE BofA U.S. High Yield Index	6.98	4.25	6.08
Visit https://buffalofunds.com/overview/#performance-table for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$661,053,833
Number of Holdings	170
Net Advisory Fee	$5,810,056
Portfolio Turnover Rate	39%
Average Duration	2.04 years
Average Maturity	4.46 years
30-Day SEC Yield	6.78%
Buffalo High Yield Fund	PAGE 2	TSR-AR-119539104

WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2026)
Asset Allocation (%)
Sector Breakdown (%)†
Credit Quality Breakdown (%)‡
†	The Global Industry Classification Standard (“GICS®”) is used for the sector breakdown. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
‡	Moody’s is the rating source for the Credit Quality Breakdown Table above. All bond quality ratings are as of 3/31/26. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), such as Moody’s, which evaluates the credit worthiness of an issuer with respect to debt obligations, including specific securities, money market instruments, or other bonds. Ratings are measured on a scale that generally ranges from Aaa (highest grade) to C (lowest grade); ratings are subject to change without notice. An unassigned rating indicates that the debtor was not rated by an NRSRO and should not be interpreted as indicating low quality.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code at the top of Page 1 or visit  https://buffalofunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo High Yield Fund	PAGE 3	TSR-AR-119539104

Buffalo High Yield Fund
Institutional Class | BUIHX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Buffalo High Yield Fund (the “Fund”), Institutional Class, for the period of  April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$88	0.86%
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund produced a positive total return on an absolute basis, but underperformed the preferred benchmark, the ICE BofA U.S. High Yield Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
U.S. high yield bonds, as an asset class, delivered a positive total return for the 12-month period. Positive macroeconomic data, cooling inflation pressure throughout much of the period, and interest rate cuts from the Federal Reserve supported gains for high yield bonds throughout the 12-month period. However, during the first quarter of 2026, the final quarter of the 12-month period, the conflict in the Middle East caused crude oil prices to spike, pushed interest rates higher, and generated large retail outflows in the high yield space, which muted gains for high yield bonds during the 12-month period.

Top Contributors
↑	Saturn Oil & Gas, Inc. 9.625% 15-Jun-2029
↑	Mirum Pharmaceuticals, Inc. 4.0% 01-May-2029
↑	Amneal Pharmaceuticals LLC Term Loan 04-May-2028
↑	Verde Purchaser LLC Term Loan 30-Nov-2030
↑	Viking Baked Goods Acquisition Corporation 8.625% 01-Nov-2031

Top Detractors
↓	OT Midco, Inc. 10.0% 15-Feb-2030
↓	First Brands Group LLC Term Loan 30-Mar-2027
↓	Kronos Acquisition Holdings, Inc. 10.75% 30-Jun-2032
↓	Stride, Inc. 1.125% 01-Sep-2027
↓	Townsquare Media, Inc. Term Loan 19-Feb-2030
Buffalo High Yield Fund	PAGE 1	TSR-AR-119530855

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/01/2019)
Buffalo High Yield Fund Institutional Class	4.70	4.90	5.90
Bloomberg U.S. Universal Bond Index	4.64	0.65	1.50
ICE BofA U.S. High Yield Index	6.98	4.25	4.75
Visit https://buffalofunds.com/overview/#performance-table for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$661,053,833
Number of Holdings	170
Net Advisory Fee	$5,810,056
Portfolio Turnover Rate	39%
Average Duration	2.04 years
Average Maturity	4.46 years
30-Day SEC Yield	6.93%
Buffalo High Yield Fund	PAGE 2	TSR-AR-119530855

WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2026)
Asset Allocation (%)
Sector Breakdown (%)†
Credit Quality Breakdown (%)‡
†	The Global Industry Classification Standard (“GICS®”) is used for the sector breakdown. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
‡	Moody’s is the rating source for the Credit Quality Breakdown Table above. All bond quality ratings are as of 3/31/26. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), such as Moody’s, which evaluates the credit worthiness of an issuer with respect to debt obligations, including specific securities, money market instruments, or other bonds. Ratings are measured on a scale that generally ranges from Aaa (highest grade) to C (lowest grade); ratings are subject to change without notice. An unassigned rating indicates that the debtor was not rated by an NRSRO and should not be interpreted as indicating low quality.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code at the top of Page 1 or visit  https://buffalofunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo High Yield Fund	PAGE 3	TSR-AR-119530855

Buffalo International Fund
Investor Class | BUFIX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Buffalo International Fund (the “Fund”), Investor Class, for the period of  April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$108	1.03%
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund produced a positive total return on an absolute basis, but underperformed the preferred benchmark, the FTSE All-World ex US Index (the “Index”).
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s investments within the Information Technology and Industrials sectors were the largest contributors to positive absolute performance throughout the year. Semiconductor companies SK hynix, Taiwan Semiconductor, and ASML were standout performers. Shares of Disco Corporation within Industrials also advanced sharply throughout the year. However, performance compared to the Index lagged due to weak stock selection in other areas of the portfolio, such as Financials. Shares of insurer Aon declined during period as did London Stock Exchange Group in Capital Markets. The Fund was also significantly underweight Banks compared to the Index which was a headwind to relative performance as that group rallied significantly across the 12-month period. By and large, the Fund’s growth profile detracted from relative results. Cyclical sectors of the Index advanced including Energy and Financials where the Fund is traditionally underweight.

Top Contributors
↑	SK hynix, Inc.
↑	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR
↑	ASML Holding NV Sponsored ADR
↑	Samsung Electronics Co. Ltd.
↑	Disco Corporation

Top Detractors
↓	SAP SE Sponsored ADR
↓	Constellation Software, Inc.
↓	BayCurrent, Inc.
↓	Novo Nordisk A/S Sponsored ADR
↓	Adyen NV
Buffalo International Fund	PAGE 1	TSR-AR-119530509

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Buffalo International Fund Investor Class	9.21	3.80	8.55
FTSE Global All Cap ex US Index	25.86	7.45	8.85
FTSE All-World ex US Index	25.56	7.63	8.99
Visit https://buffalofunds.com/overview/#performance-table for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$797,692,203
Number of Holdings	75
Net Advisory Fee	$7,653,958
Portfolio Turnover Rate	16%
Weighted Average Market Capitalization	$211.87B
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2026)

Top 10 Issuers	(%)
SK hynix, Inc.	5.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5%
Fidelity Money Market Government Portfolio	3.7%
Samsung Electronics Co. Ltd.	3.2%
Schneider Electric SE	3.0%
ASML Holding NV - NY Shares	2.9%
AstraZeneca PLC	2.8%
Lonza Group AG	2.6%
MercadoLibre, Inc.	2.4%
Siemens AG	2.3%
Sector Breakdown (%)†
Geographic Breakdown (%)
†	The Global Industry Classification Standard (“GICS®”) is used for the sector breakdown. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Buffalo International Fund	PAGE 2	TSR-AR-119530509

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code at the top of Page 1 or visit  https://buffalofunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo International Fund	PAGE 3	TSR-AR-119530509

Buffalo International Fund
Institutional Class | BUIIX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Buffalo International Fund (the “Fund”), Institutional Class, for the period of  April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$92	0.88%
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund produced a positive total return on an absolute basis, but underperformed the preferred benchmark, the FTSE All-World ex US Index (the “Index”).
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s investments within the Information Technology and Industrials sectors were the largest contributors to positive absolute performance throughout the year. Semiconductor companies SK hynix, Taiwan Semiconductor, and ASML were standout performers. Shares of Disco Corporation within Industrials also advanced sharply throughout the year. However, performance compared to the Index lagged due to weak stock selection in other areas of the portfolio, such as Financials. Shares of insurer Aon declined during period as did London Stock Exchange Group in Capital Markets. The Fund was also significantly underweight Banks compared to the Index which was a headwind to relative performance as that group rallied significantly across the 12-month period. By and large, the Fund’s growth profile detracted from relative results. Cyclical sectors of the Index advanced including Energy and Financials where the Fund is traditionally underweight.

Top Contributors
↑	SK hynix, Inc.
↑	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR
↑	ASML Holding NV Sponsored ADR
↑	Samsung Electronics Co. Ltd.
↑	Disco Corporation

Top Detractors
↓	SAP SE Sponsored ADR
↓	Constellation Software, Inc.
↓	BayCurrent, Inc.
↓	Novo Nordisk A/S Sponsored ADR
↓	Adyen NV
Buffalo International Fund	PAGE 1	TSR-AR-119530848

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/01/2019)
Buffalo International Fund Institutional Class	9.34	3.95	7.10
FTSE Global All Cap ex US Index	25.86	7.45	8.87
FTSE All-World ex US Index	25.56	7.63	8.97
Visit https://buffalofunds.com/overview/#performance-table for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$797,692,203
Number of Holdings	75
Net Advisory Fee	$7,653,958
Portfolio Turnover Rate	16%
Weighted Average Market Capitalization	$211.87B
Buffalo International Fund	PAGE 2	TSR-AR-119530848

WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2026)

Top 10 Issuers	(%)
SK hynix, Inc.	5.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5%
Fidelity Money Market Government Portfolio	3.7%
Samsung Electronics Co. Ltd.	3.2%
Schneider Electric SE	3.0%
ASML Holding NV - NY Shares	2.9%
AstraZeneca PLC	2.8%
Lonza Group AG	2.6%
MercadoLibre, Inc.	2.4%
Siemens AG	2.3%
Sector Breakdown (%)†
Geographic Breakdown (%)
†	The Global Industry Classification Standard (“GICS®”) is used for the sector breakdown. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code at the top of Page 1 or visit  https://buffalofunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo International Fund	PAGE 3	TSR-AR-119530848

Buffalo Mid Cap Discovery Fund
Investor Class | BUFTX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Buffalo Mid Cap Discovery Fund (the “Fund”), Investor Class, for the period of  April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$98	1.01%
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund delivered a negative total return on an absolute basis, and underperformed its preferred benchmark, the Russell Midcap® Growth Index (the “Index”).
WHAT FACTORS INFLUENCED PERFORMANCE?
Results within the mid cap growth market for the 12-month period were defined by three dominant narratives: a sharp upward revision in AI infrastructure capital spending, a wave of indiscriminate selling in software and data-oriented business models on fears of AI disruption, and the conflict with Iran in the Middle East late in the fiscal year, which sent oil prices sharply higher and drove a rotation into Energy.
The Fund’s performance compared to the  Index lagged due to weak stock selection in Information Technology, Industrials, and Health Care, where fears of AI disruption drove a broad sell-off in software, data processing, risk decisioning systems, drug development, clinical research organizations, and drug trial processes throughout the fiscal year. The Fund’s exposure to companies tied to the physical buildout of AI infrastructure—power, cooling, data center construction, and semiconductors—only partially offset these headwinds, which led to relative underperformance compared to the Index.

Top Contributors
↑	Vertiv Holdings Co.
↑	Comfort Systems USA, Inc.
↑	Amphenol Corporation
↑	e.l.f. Beauty, Inc.
↑	Vistra Corporation

Top Detractors
↓	Gartner, Inc.
↓	Verisk Analytics, Inc.
↓	CoStar Group, Inc.
↓	Copart, Inc.
↓	Roblox Corporation
Buffalo Mid Cap Discovery Fund	PAGE 1	TSR-AR-119530103

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Buffalo Mid Cap Discovery Fund Investor Class	-6.79	-2.25	7.34
Russell 3000 Index	18.09	10.87	13.72
Russell Midcap Growth Index	9.56	5.37	11.69
Visit https://buffalofunds.com/overview/#performance-table for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$332,327,820
Number of Holdings	73
Net Advisory Fee	$4,282,014
Portfolio Turnover Rate	74%
Weighted Average Market Capitalization	$39.15B
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2026)

Top 10 Issuers	(%)
Fidelity Money Market Government Portfolio	5.8%
Hilton Worldwide Holdings, Inc.	3.5%
Verisk Analytics, Inc.	3.3%
Vertiv Holdings Co.	3.3%
MSCI, Inc.	3.1%
Veeva Systems, Inc.	2.3%
Cencora, Inc.	2.1%
Tyler Technologies, Inc.	2.1%
AMETEK, Inc.	2.1%
Comfort Systems USA, Inc.	2.0%
Sector Breakdown (%)†

Industrials
21.7%
Information Technology
20.7%
Health Care
18.5%
Consumer Discretionary
11.6%
Financials
10.4%
Communication Services
4.1%
Real Estate
2.5%
Utilities
2.0%
Consumer Staples
2.0%
Other Sectors & Cash
6.5%

†	The Global Industry Classification Standard (“GICS®”) is used for the sector breakdown. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Buffalo Mid Cap Discovery Fund	PAGE 2	TSR-AR-119530103

HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/pdf/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
FUND PORTFOLIO MANAGER CHANGES
Effective January 2, 2026, Mr. Josh West no longer serves as a co-portfolio manager of the Fund. Effective March 9, 2026, Mr. Doug Cartwright no longer serves as a co-portfolio manager of the Fund. Mr. Dave Carlsen continues to serve as a portfolio manager of the Fund.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code at the top of Page 1 or visit  https://buffalofunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Mid Cap Discovery Fund	PAGE 3	TSR-AR-119530103

Buffalo Mid Cap Discovery Fund
Institutional Class | BUITX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Buffalo Mid Cap Discovery Fund (the “Fund”), Institutional Class, for the period of  April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$83	0.86%
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund delivered a negative total return on an absolute basis, and underperformed its preferred benchmark, the Russell Midcap® Growth Index (the “Index”).
WHAT FACTORS INFLUENCED PERFORMANCE?
Results within the mid cap growth market for the 12-month period were defined by three dominant narratives: a sharp upward revision in AI infrastructure capital spending, a wave of indiscriminate selling in software and data-oriented business models on fears of AI disruption, and the conflict with Iran in the Middle East late in the fiscal year, which sent oil prices sharply higher and drove a rotation into Energy.
The Fund’s performance compared to the  Index lagged due to weak stock selection in Information Technology, Industrials, and Health Care, where fears of AI disruption drove a broad sell-off in software, data processing, risk decisioning systems, drug development, clinical research organizations, and drug trial processes throughout the fiscal year. The Fund’s exposure to companies tied to the physical buildout of AI infrastructure—power, cooling, data center construction, and semiconductors—only partially offset these headwinds, which led to relative underperformance compared to the Index.

Top Contributors
↑	Vertiv Holdings Co.
↑	Comfort Systems USA, Inc.
↑	Amphenol Corporation
↑	e.l.f. Beauty, Inc.
↑	Vistra Corporation

Top Detractors
↓	Gartner, Inc.
↓	Verisk Analytics, Inc.
↓	CoStar Group, Inc.
↓	Copart, Inc.
↓	Roblox Corporation
Buffalo Mid Cap Discovery Fund	PAGE 1	TSR-AR-119530707

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/01/2019)
Buffalo Mid Cap Discovery Fund Institutional Class	-6.63	-2.11	3.65
Russell 3000 Index	18.09	10.87	13.56
Russell Midcap Growth Index	9.56	5.37	9.69
Visit https://buffalofunds.com/overview/#performance-table for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$332,327,820
Number of Holdings	73
Net Advisory Fee	$4,282,014
Portfolio Turnover Rate	74%
Weighted Average Market Capitalization	$39.15B
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2026)

Top 10 Issuers	(%)
Fidelity Money Market Government Portfolio	5.8%
Hilton Worldwide Holdings, Inc.	3.5%
Verisk Analytics, Inc.	3.3%
Vertiv Holdings Co.	3.3%
MSCI, Inc.	3.1%
Veeva Systems, Inc.	2.3%
Cencora, Inc.	2.1%
Tyler Technologies, Inc.	2.1%
AMETEK, Inc.	2.1%
Comfort Systems USA, Inc.	2.0%
Sector Breakdown (%)†

Industrials
21.7%
Information Technology
20.7%
Health Care
18.5%
Consumer Discretionary
11.6%
Financials
10.4%
Communication Services
4.1%

†	The Global Industry Classification Standard (“GICS®”) is used for the sector breakdown. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Buffalo Mid Cap Discovery Fund	PAGE 2	TSR-AR-119530707

HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/pdf/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
FUND PORTFOLIO MANAGER CHANGES
Effective January 2, 2026, Mr. Josh West no longer serves as a co-portfolio manager of the Fund. Effective March 9, 2026, Mr. Doug Cartwright no longer serves as a co-portfolio manager of the Fund. Mr. Dave Carlsen continues to serve as a portfolio manager of the Fund.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code at the top of Page 1 or visit  https://buffalofunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Mid Cap Discovery Fund	PAGE 3	TSR-AR-119530707

Buffalo Mid Cap Growth Fund
Investor Class | BUFMX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Buffalo Mid Cap Growth Fund (the “Fund”), Investor Class, for the period of  April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$99	1.02%
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund delivered a negative total return on an absolute basis, and underperformed its preferred benchmark, the Russell Midcap® Growth Index (the “Index”).
WHAT FACTORS INFLUENCED PERFORMANCE?
It was a difficult period for the Fund with investors bidding up expensive and speculative segments of the mid cap market for much of the past year. Momentum and low quality (e.g., high debt, lower profitability, and volatile earnings) led as investment factors and the Fund’s quality bias and valuation sensitivity remained out of favor overall. Performance compared to the Index was weak within Information Technology and Industrials. Larger investments within Industrials, specifically Copart and Verisk, declined in value as did shares of Gartner and Varonis Systems among the Fund’s Information Technology investments. The portfolio’s exposure to asset-light, data, software or services business models were a drag on performance as the market deemed these business models to be under threat from AI. The Energy sector was an added headwind to relative performance during the end of the 12-month period as the geopolitical conflict in the Middle East caused a significant oil shock and a sharp rally among energy stocks, to which the Fund had no exposure.

Top Contributors
↑	Vertiv Holdings Co.
↑	Comfort Systems USA, Inc.
↑	e.l.f. Beauty, Inc.
↑	ON Semiconductor Corporation
↑	AMETEK, Inc.

Top Detractors
↓	Gartner, Inc.
↓	Copart, Inc.
↓	Verisk Analytics, Inc.
↓	CoStar Group, Inc.
↓	Kinsale Capital Group, Inc.
Buffalo Mid Cap Growth Fund	PAGE 1	TSR-AR-119530202

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Buffalo Mid Cap Growth Fund Investor Class	-6.59	-0.86	7.75
Russell 3000 Index	18.09	10.87	13.72
Russell Midcap Growth Index	9.56	5.37	11.69
Visit https://buffalofunds.com/overview/#performance-table for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$109,119,920
Number of Holdings	54
Net Advisory Fee	$1,122,219
Portfolio Turnover Rate	39%
Weighted Average Market Capitalization	$31.09B
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2026)

Top 10 Issuers	(%)
MSCI, Inc.	4.2%
Vertiv Holdings Co.	3.9%
Equifax, Inc.	3.5%
CBRE Group, Inc.	3.4%
Hilton Worldwide Holdings, Inc.	3.2%
Verisk Analytics, Inc.	3.1%
Procore Technologies, Inc.	2.9%
Veeva Systems, Inc.	2.7%
Tyler Technologies, Inc.	2.7%
Copart, Inc.	2.6%
Sector Breakdown (%)†

Industrials
25.5%
Health Care
20.9%
Information Technology
15.5%
Consumer Discretionary
11.5%
Financials
8.1%
Communication Services
5.8%
Real Estate
4.8%
Utilities
3.9%
Materials
3.4%
Other Sectors & Cash
0.6%

†	The Global Industry Classification Standard (“GICS®”) is used for the sector breakdown. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Buffalo Mid Cap Growth Fund	PAGE 2	TSR-AR-119530202

HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/pdf/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
FUND PORTFOLIO MANAGER CHANGES
Effective January 2, 2026, Mr. Darren Schryer was added as a co-portfolio manager of the Fund. Concurrently, Messrs. Doug Cartwright and Dave Carlsen ceased serving in that role. Mr. Josh West continues to serve as a co-portfolio manager of the Fund.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code at the top of Page 1 or visit  https://buffalofunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Mid Cap Growth Fund	PAGE 3	TSR-AR-119530202

Buffalo Mid Cap Growth Fund
Institutional Class | BUIMX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Buffalo Mid Cap Growth Fund (the “Fund”), Institutional Class, for the period of  April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$85	0.88%
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund delivered a negative total return on an absolute basis, and underperformed its preferred benchmark, the Russell Midcap® Growth Index (the “Index”).
WHAT FACTORS INFLUENCED PERFORMANCE?
It was a difficult period for the Fund with investors bidding up expensive and speculative segments of the mid cap market for much of the past year. Momentum and low quality (e.g., high debt, lower profitability, and volatile earnings) led as investment factors and the Fund’s quality bias and valuation sensitivity remained out of favor overall. Performance compared to the Index was weak within Information Technology and Industrials. Larger investments within Industrials, specifically Copart and Verisk, declined in value as did shares of Gartner and Varonis Systems among the Fund’s Information Technology investments. The portfolio’s exposure to asset-light, data, software or services business models were a drag on performance as the market deemed these business models to be under threat from AI. The Energy sector was an added headwind to relative performance during the end of the 12-month period as the geopolitical conflict in the Middle East caused a significant oil shock and a sharp rally among energy stocks, to which the Fund had no exposure.

Top Contributors
↑	Vertiv Holdings Co.
↑	Comfort Systems USA, Inc.
↑	e.l.f. Beauty, Inc.
↑	ON Semiconductor Corporation
↑	AMETEK, Inc.

Top Detractors
↓	Gartner, Inc.
↓	Copart, Inc.
↓	Verisk Analytics, Inc.
↓	CoStar Group, Inc.
↓	Kinsale Capital Group, Inc.
Buffalo Mid Cap Growth Fund	PAGE 1	TSR-AR-119530822

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/01/2019)
Buffalo Mid Cap Growth Fund Institutional Class	-6.46	-0.73	5.62
Russell 3000 Index	18.09	10.87	13.56
Russell Midcap Growth Index	9.56	5.37	9.69
Visit https://buffalofunds.com/overview/#performance-table for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$109,119,920
Number of Holdings	54
Net Advisory Fee	$1,122,219
Portfolio Turnover Rate	39%
Weighted Average Market Capitalization	$31.09B
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2026)

Top 10 Issuers	(%)
MSCI, Inc.	4.2%
Vertiv Holdings Co.	3.9%
Equifax, Inc.	3.5%
CBRE Group, Inc.	3.4%
Hilton Worldwide Holdings, Inc.	3.2%
Verisk Analytics, Inc.	3.1%
Procore Technologies, Inc.	2.9%
Veeva Systems, Inc.	2.7%
Tyler Technologies, Inc.	2.7%
Copart, Inc.	2.6%
Sector Breakdown (%)†
†	The Global Industry Classification Standard (“GICS®”) is used for the sector breakdown. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Buffalo Mid Cap Growth Fund	PAGE 2	TSR-AR-119530822

HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/pdf/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
FUND PORTFOLIO MANAGER CHANGES
Effective January 2, 2026, Mr. Darren Schryer was added as a co-portfolio manager of the Fund. Concurrently, Messrs. Doug Cartwright and Dave Carlsen ceased serving in that role. Mr. Josh West continues to serve as a co-portfolio manager of the Fund.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code at the top of Page 1 or visit  https://buffalofunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Mid Cap Growth Fund	PAGE 3	TSR-AR-119530822

Buffalo Small Cap Growth Fund
Investor Class | BUFSX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Buffalo Small Cap Growth Fund (the “Fund”), Investor Class, for the period of  April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$101	0.98%
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund delivered a positive total return on an absolute basis, but underperformed its preferred benchmark, the Russell 2000® Growth Index (the “Index”).
WHAT FACTORS INFLUENCED PERFORMANCE?
Leading contributors to the Index return over the trailing 12-months were from companies that we consider speculative, and trading at valuations that are not digestible for professional, fundamental investors. The Fund’s underweight to these companies led to underperformance compared to the Index.
The Fund’s investments in Industrials and Information Technology contributed to positive absolute performance during the period. Shares of Sterling Infrastructure and  MYR Group within Industrials moved sharply higher, while Ciena, Silicon Laboratories, and SiTime were positive contributors to performance within Information Technology. However, weak stock selection among the Fund’s Health Care, Financial, and Consumer Discretionary areas detracted from performance relative to the Index.

Top Contributors
↑	Sterling Infrastructure, Inc.
↑	Ciena Corporation
↑	Ligand Pharmaceuticals, Inc.
↑	Silicon Laboratories, Inc.
↑	MYR Group, Inc.

Top Detractors
↓	Vertex, Inc.
↓	BellRing Brands, Inc.
↓	Baldwin Insurance Group, Inc.
↓	Commvault Systems, Inc.
↓	Intapp, Inc.
Buffalo Small Cap Growth Fund	PAGE 1	TSR-AR-119804102

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Buffalo Small Cap Growth Fund Investor Class	6.11	-6.00	9.45
Russell 3000 Index	18.09	10.87	13.72
Russell 2000 Growth Index	23.58	1.62	9.79
Visit https://buffalofunds.com/overview/#performance-table for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$388,529,571
Number of Holdings	82
Net Advisory Fee	$4,037,489
Portfolio Turnover Rate	37%
Weighted Average Market Capitalization	$6.60B
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2026)

Top 10 Issuers	(%)
Fidelity Money Market Government Portfolio	3.8%
Silicon Laboratories, Inc.	3.3%
WisdomTree, Inc.	3.2%
Ligand Pharmaceuticals, Inc.	3.1%
JBT Marel Corp.	2.5%
MYR Group, Inc.	2.3%
ESCO Technologies, Inc.	2.2%
Option Care Health, Inc.	2.0%
Palomar Holdings, Inc.	2.0%
Advanced Drainage Systems, Inc.	1.9%
Sector Breakdown (%)†

Industrials
27.5%
Health Care
21.3%
Information Technology
19.7%
Financials
10.7%
Consumer Discretionary
9.4%
Energy
5.8%
Consumer Staples
1.9%
Other Sectors & Cash
3.7%

†	The Global Industry Classification Standard (“GICS®”) is used for the sector breakdown. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Buffalo Small Cap Growth Fund	PAGE 2	TSR-AR-119804102

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code at the top of Page 1 or visit  https://buffalofunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Small Cap Growth Fund	PAGE 3	TSR-AR-119804102

Buffalo Small Cap Growth Fund
Institutional Class | BUISX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Buffalo Small Cap Growth Fund (the “Fund”), Institutional Class, for the period of  April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$89	0.86%
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund delivered a positive total return on an absolute basis, but underperformed its preferred benchmark, the Russell 2000® Growth Index (the “Index”).
WHAT FACTORS INFLUENCED PERFORMANCE?
Leading contributors to the Index return over the trailing 12-months were from companies that we consider speculative, and trading at valuations that are not digestible for professional, fundamental investors. The Fund’s underweight to these companies led to underperformance compared to the Index.
The Fund’s investments in Industrials and Information Technology contributed to positive absolute performance during the period. Shares of Sterling Infrastructure and  MYR Group within Industrials moved sharply higher, while Ciena, Silicon Laboratories, and SiTime were positive contributors to performance within Information Technology. However, weak stock selection among the Fund’s Health Care, Financial, and Consumer Discretionary areas detracted from performance relative to the Index.

Top Contributors
↑	Sterling Infrastructure, Inc.
↑	Ciena Corporation
↑	Ligand Pharmaceuticals, Inc.
↑	Silicon Laboratories, Inc.
↑	MYR Group, Inc.

Top Detractors
↓	Vertex, Inc.
↓	BellRing Brands, Inc.
↓	Baldwin Insurance Group, Inc.
↓	Commvault Systems, Inc.
↓	Intapp, Inc.
Buffalo Small Cap Growth Fund	PAGE 1	TSR-AR-119530814

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/01/2019)
Buffalo Small Cap Growth Fund Institutional Class	6.22	-5.91	5.28
Russell 3000 Index	18.09	10.87	13.56
Russell 2000 Growth Index	23.58	1.62	7.50
Visit https://buffalofunds.com/overview/#performance-table for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$388,529,571
Number of Holdings	82
Net Advisory Fee	$4,037,489
Portfolio Turnover Rate	37%
Weighted Average Market Capitalization	$6.60B
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2026)

Top 10 Issuers	(%)
Fidelity Money Market Government Portfolio	3.8%
Silicon Laboratories, Inc.	3.3%
WisdomTree, Inc.	3.2%
Ligand Pharmaceuticals, Inc.	3.1%
JBT Marel Corp.	2.5%
MYR Group, Inc.	2.3%
ESCO Technologies, Inc.	2.2%
Option Care Health, Inc.	2.0%
Palomar Holdings, Inc.	2.0%
Advanced Drainage Systems, Inc.	1.9%
Sector Breakdown (%)†
†	The Global Industry Classification Standard (“GICS®”) is used for the sector breakdown. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Buffalo Small Cap Growth Fund	PAGE 2	TSR-AR-119530814

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code at the top of Page 1 or visit  https://buffalofunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Small Cap Growth Fund	PAGE 3	TSR-AR-119530814

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s code of ethics is incorporated by reference to the registrant’s Form N-CSR filed on June 3, 2011.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Rachel F. Lupardus is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The “All Other Fees” relate to the principal accountant’s review of the registrant’s semi-annual reports for the periods ended September 30, 2024 and September 30, 2025.There were no other services provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 3/31/2026	FYE 3/31/2025
(a) Audit Fees	$179,000	$179,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$40,000	$40,000
(d) All Other Fees	$5,500	$5,500

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2026	FYE 3/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 3/31/2026	FYE 3/31/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedules of Investments are included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Buffalo Funds
BUFFALO BLUE CHIP GROWTH FUND
BUFFALO EARLY STAGE GROWTH FUND
BUFFALO FLEXIBLE ALLOCATION FUND
BUFFALO GROWTH FUND
BUFFALO GROWTH & INCOME FUND
BUFFALO HIGH YIELD FUND
BUFFALO INTERNATIONAL FUND
BUFFALO MID CAP DISCOVERY FUND
BUFFALO MID CAP GROWTH FUND
BUFFALO SMALL CAP GROWTH FUND
Annual Financial Statements and Additional Information
March 31, 2026

BUFFALO BLUE CHIP GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

	Shares	Value
COMMON STOCKS — 93.6%
Communication Services — 11.7%
Entertainment — 1.6%
Netflix, Inc.(a)	21,825	$2,098,473
Spotify Technology SA(a)	1,025	497,033
		2,595,506
Interactive Media & Services — 9.6%
Alphabet, Inc. - Class A	35,050	10,078,978
Meta Platforms, Inc. - Class A	8,975	5,134,867
		15,213,845
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc.	3,950	829,619
Total Communication Services		18,638,970
Consumer Discretionary — 10.5%
Automobiles — 1.6%
Tesla, Inc.(a)	6,625	2,462,844
Broadline Retail — 5.2%
Amazon.com, Inc.(a)	39,400	8,205,838
Hotels, Restaurants & Leisure — 1.5%
Booking Holdings, Inc.	100	421,032
Hilton Worldwide Holdings, Inc.	3,750	1,140,300
Yum! Brands, Inc.	5,775	897,897
		2,459,229
Specialty Retail — 1.9%
Home Depot, Inc.	2,985	981,736
O’Reilly Automotive, Inc.(a)	10,370	957,255
TJX Companies, Inc.	5,520	881,544
Wayfair, Inc. - Class A(a)	3,625	272,636
		3,093,171
Textiles, Apparel & Luxury Goods — 0.3%
Birkenstock Holding PLC(a)	14,925	534,763
Total Consumer Discretionary		16,755,845
Consumer Staples — 1.4%
Consumer Staples Distribution & Retail — 1.4%
Costco Wholesale Corp.	1,200	1,195,716
Walmart, Inc.	7,625	947,635
Total Consumer Staples		2,143,351
Energy — 2.2%
Oil, Gas & Consumable Fuels — 2.2%
APA Corp.	22,725	964,449
Exxon Mobil Corp.	9,025	1,531,181
Shell PLC - ADR	10,550	981,150
Total Energy		3,476,780

The accompanying notes are an integral part of these financial statements.

1

BUFFALO BLUE CHIP GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Financials — 6.0%
Banks — 0.4%
JPMorgan Chase & Co.	2,150	$632,444
Capital Markets — 1.3%
Ameriprise Financial, Inc.	1,450	644,380
Goldman Sachs Group, Inc.	1,100	930,589
Interactive Brokers Group, Inc. - Class A	6,725	451,046
		2,026,015
Financial Services — 3.8%
Berkshire Hathaway, Inc. - Class B(a)	1,900	910,480
Mastercard, Inc. - Class A	5,225	2,610,723
Visa, Inc. - Class A	8,265	2,498,014
		6,019,217
Insurance — 0.5%
Arthur J. Gallagher & Co.	3,950	855,491
Total Financials		9,533,167
Health Care — 8.5%
Biotechnology — 1.9%
AbbVie, Inc.	5,375	1,169,009
Argenx SE - ADR(a)	675	492,919
Gilead Sciences, Inc.	4,575	637,618
Vertex Pharmaceuticals, Inc.(a)	1,725	770,281
		3,069,827
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	11,025	1,131,937
Boston Scientific Corp.(a)	9,610	603,027
Intuitive Surgical, Inc.(a)	1,150	530,139
Medtronic PLC	6,550	567,558
Stryker Corp.	2,175	714,683
		3,547,344
Health Care Providers & Services — 0.3%
UnitedHealth Group, Inc.	1,500	405,885
Life Sciences Tools & Services — 0.9%
Danaher Corp.	3,575	677,820
Thermo Fisher Scientific, Inc.	1,495	734,837
		1,412,657
Pharmaceuticals — 3.2%
Eli Lilly & Co.	4,225	3,886,028
Johnson & Johnson	4,925	1,203,867
		5,089,895
Total Health Care		13,525,608

The accompanying notes are an integral part of these financial statements.

2

BUFFALO BLUE CHIP GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Industrials — 6.8%
Aerospace & Defense — 1.0%
General Electric Co.	5,595	$1,587,693
Building Products — 0.5%
Trane Technologies PLC	2,025	843,899
Electrical Equipment — 1.9%
Bloom Energy Corp. - Class A(a)	3,350	453,891
Eaton Corp. PLC	2,550	912,059
GE Vernova, Inc.	1,300	1,134,770
Vertiv Holdings Co. - Class A	1,925	482,366
		2,983,086
Ground Transportation — 0.9%
Uber Technologies, Inc.(a)	9,475	681,537
Union Pacific Corp.	3,025	733,925
		1,415,462
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	4,725	1,067,992
Machinery — 1.8%
Parker-Hannifin Corp.	1,250	1,119,050
Westinghouse Air Brake Technologies Corp.	4,050	1,012,136
Xylem, Inc.	7,025	839,487
		2,970,673
Total Industrials		10,868,805
Information Technology — 43.9%(b)
Communications Equipment — 0.8%
Arista Networks, Inc.(a)	5,675	696,776
Cisco Systems, Inc.	8,250	640,118
		1,336,894
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp. - Class A	7,175	906,561
Corning, Inc.	7,850	1,067,365
		1,973,926
IT Services — 0.8%
Cloudflare, Inc. - Class A(a)	2,700	557,118
Shopify, Inc. - Class A(a)	5,700	676,134
		1,233,252
Semiconductors & Semiconductor Equipment — 20.6%
Advanced Micro Devices, Inc.(a)	4,250	864,578
Applied Materials, Inc.	2,450	837,386
ASML Holding NV - NY Shares	780	1,030,247
Broadcom, Inc.	20,682	6,401,286
Micron Technology, Inc.	1,925	650,342

The accompanying notes are an integral part of these financial statements.

3

BUFFALO BLUE CHIP GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Information Technology — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
NVIDIA Corp.	115,475	$20,138,840
NXP Semiconductors NV	4,050	797,283
SiTime Corp.(a)	1,675	578,461
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4,350	1,470,082
		32,768,505
Software — 10.5%
Cadence Design Systems, Inc.(a)	2,325	646,048
HubSpot, Inc.(a)	1,775	433,277
Intuit, Inc.	1,870	808,551
Microsoft Corp.	34,125	12,632,051
Oracle Corp.	4,800	706,128
Palo Alto Networks, Inc.(a)	3,760	602,803
ServiceNow, Inc.(a)	8,325	870,379
		16,699,237
Technology Hardware, Storage & Peripherals — 10.0%
Apple, Inc.	56,680	14,384,817
Seagate Technology Holdings PLC	2,175	852,078
Western Digital Corp.	2,175	588,316
		15,825,211
Total Information Technology		69,837,025
Materials — 2.2%
Chemicals — 1.2%
Ecolab, Inc.	2,600	691,652
Linde PLC	2,380	1,179,909
		1,871,561
Construction Materials — 0.5%
CRH PLC	7,700	809,424
Metals & Mining — 0.5%
BHP Group Ltd. - ADR	5,725	416,436
Freeport-McMoRan, Inc.	7,550	443,789
		860,225
Total Materials		3,541,210
Utilities — 0.4%
Independent Power and Renewable Electricity Producers — 0.4%
Vistra Corp.	3,800	571,254
TOTAL COMMON STOCKS (Cost $71,438,513)		148,892,015

The accompanying notes are an integral part of these financial statements.

4

BUFFALO BLUE CHIP GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
EXCHANGE TRADED FUNDS — 1.0%
iShares Biotechnology ETF	6,125	$1,034,207
State Street Consumer Staples Select Sector SPDR ETF	7,650	627,147
TOTAL EXCHANGE TRADED FUNDS (Cost $1,519,830)		1,661,354
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 5.4%
Fidelity Money Market Government Portfolio - Class I, 3.53%(c)	8,537,996	8,537,996
TOTAL MONEY MARKET FUNDS (Cost $8,537,996)		8,537,996
TOTAL INVESTMENTS — 100.0% (Cost $81,496,339)		159,091,365
Liabilities in Excess of Other Assets — (0.0)%(d)		(36,235)
TOTAL NET ASSETS — 100.0%		$159,055,130

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) is used for sector and industry reporting. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

5

BUFFALO EARLY STAGE GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

	Shares	Value
COMMON STOCKS — 97.1%
Consumer Discretionary — 9.2%
Automobile Components — 2.1%
Patrick Industries, Inc.	11,212	$1,245,317
Diversified Consumer Services — 2.7%
OneSpaWorld Holdings Ltd.	72,830	1,671,448
Hotels, Restaurants & Leisure — 1.6%
Accel Entertainment, Inc.(a)	90,094	982,926
Household Durables — 2.8%
Champion Homes, Inc.(a)	16,515	1,228,221
Lovesac Co.(a)	34,286	506,404
		1,734,625
Total Consumer Discretionary		5,634,316
Consumer Staples — 3.1%
Food Products — 3.1%
Mama’s Creations, Inc.(a)	72,541	1,112,779
Once Upon a Farm PBC(a)	48,665	795,673
Total Consumer Staples		1,908,452
Energy — 1.1%
Energy Equipment & Services — 1.1%
Cactus, Inc. - Class A	13,879	657,448
Financials — 9.0%
Capital Markets — 5.2%
GCM Grosvenor, Inc. - Class A	96,721	947,865
Hamilton Lane, Inc. - Class A	6,272	623,437
WisdomTree, Inc.	108,718	1,582,934
		3,154,236
Financial Services — 2.1%
Haymaker Acquisition Corp. 4(a)	59,737	689,365
Shift4 Payments, Inc. - Class A(a)	13,638	596,390
		1,285,755
Insurance — 1.7%
Ategrity Specialty Holdings LLC(a)	54,243	1,072,384
Total Financials		5,512,375
Health Care — 26.4%(b)
Biotechnology — 5.5%
Arcutis Biotherapeutics, Inc.(a)	25,886	609,874
Catalyst Pharmaceuticals, Inc.(a)	38,688	957,915
Kiniksa Pharmaceuticals International PLC(a)	21,278	1,024,536
Vericel Corp.(a)	24,954	802,770
		3,395,095

The accompanying notes are an integral part of these financial statements.

6

BUFFALO EARLY STAGE GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Health Care — (Continued)
Health Care Equipment & Supplies — 8.2%
Carlsmed, Inc.(a)	53,197	$481,433
Establishment Labs Holdings, Inc.(a)	14,995	851,416
LeMaitre Vascular, Inc.	12,660	1,382,092
Omnicell, Inc.(a)	25,148	839,440
OrthoPediatrics Corp.(a)	25,717	408,129
UFP Technologies, Inc.(a)	5,320	1,029,952
		4,992,462
Health Care Providers & Services — 5.4%
Castle Biosciences, Inc.(a)	24,673	605,722
Guardian Pharmacy Services, Inc. - Class A(a)	41,603	1,566,769
Option Care Health, Inc.(a)	28,281	761,325
Progyny, Inc.(a)	22,690	385,276
		3,319,092
Health Care Technology — 3.4%
HealthStream, Inc.	55,711	1,153,775
Phreesia, Inc.(a)	38,688	324,205
Simulations Plus, Inc.(a)	49,327	583,045
		2,061,025
Life Sciences Tools & Services — 1.3%
BioLife Solutions, Inc.(a)	42,557	811,988
Pharmaceuticals — 2.6%
Harrow, Inc.(a)	27,083	954,947
Nuvation Bio, Inc.(a)	147,221	631,578
		1,586,525
Total Health Care		16,166,187
Industrials — 27.5%(b)
Aerospace & Defense — 7.0%
AeroVironment, Inc.(a)	1,741	318,690
Cadre Holdings, Inc.	31,983	981,239
Kratos Defense & Security Solutions, Inc.(a)	9,475	668,082
Red Cat Holdings, Inc.(a)	87,014	1,139,013
TAT Technologies Ltd.(a)	29,424	1,195,497
		4,302,521
Building Products — 1.2%
Hayward Holdings, Inc.(a)	53,197	711,776
Construction & Engineering — 4.0%
Bowman Consulting Group Ltd.(a)	39,655	1,127,788
Cardinal Infrastructure Group, Inc. - Class A(a)	33,853	1,342,441
		2,470,229

The accompanying notes are an integral part of these financial statements.

7

BUFFALO EARLY STAGE GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Industrials — (Continued)
Electrical Equipment — 3.9%
Allient, Inc.	9,339	$551,842
American Superconductor Corp.(a)	34,819	1,178,623
LSI Industries, Inc.	34,317	638,296
		2,368,761
Machinery — 4.2%
CECO Environmental Corp.(a)	11,962	712,696
Federal Signal Corp.	1,934	209,143
Hillman Solutions Corp.(a)	125,736	1,046,123
Kornit Digital Ltd.(a)	38,979	571,432
		2,539,394
Professional Services — 5.0%
ICF International, Inc.	11,704	764,154
Public Policy Holding Co., Inc.(a)	48,666	636,551
Verra Mobility Corp.(a)	37,528	536,275
Willdan Group, Inc.(a)	14,783	1,131,787
		3,068,767
Trading Companies & Distributors — 2.2%
Transcat, Inc.(a)	18,087	1,328,490
Total Industrials		16,789,938
Information Technology — 17.5%
Communications Equipment — 2.0%
Applied Optoelectronics, Inc.(a)	7,001	592,215
Calix, Inc.(a)	12,845	629,276
		1,221,491
Electronic Equipment, Instruments & Components — 7.2%
Frequency Electronics, Inc.(a)	19,344	856,166
Napco Security Technologies, Inc.	28,049	1,104,850
nLight, Inc.(a)	19,344	1,102,995
Ouster, Inc.(a)	38,176	701,293
Powerfleet, Inc. NJ(a)	206,005	634,495
		4,399,799
IT Services — 0.8%
Grid Dynamics Holdings, Inc.(a)	88,984	507,209
Semiconductors & Semiconductor Equipment — 2.8%
Ambiq Micro, Inc.(a)	26,326	668,944
Impinj, Inc.(a)	10,181	1,045,589
		1,714,533
Software — 3.9%
i3 Verticals, Inc. - Class A(a)	46,620	1,042,423
nCino, Inc.(a)	23,213	347,731

The accompanying notes are an integral part of these financial statements.

8

BUFFALO EARLY STAGE GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Information Technology — (Continued)
Software — (Continued)
Varonis Systems, Inc.(a)	25,631	$550,297
Vertex, Inc. - Class A(a)	38,165	453,782
		2,394,233
Technology Hardware, Storage & Peripherals — 0.8%
CPI Card Group, Inc.(a)	33,853	491,207
Total Information Technology		10,728,472
Materials — 3.3%
Chemicals — 3.3%
Element Solutions, Inc.	33,001	1,126,654
Flotek Industries, Inc.(a)	51,380	871,919
Total Materials		1,998,573
TOTAL COMMON STOCKS (Cost $52,585,327)		59,395,761
REAL ESTATE INVESTMENT TRUSTS — 1.1%
Real Estate — 1.1%
Health Care REITs — 1.1%
Community Healthcare Trust, Inc.	43,137	685,447
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $844,844)		685,447
SHORT-TERM INVESTMENTS
Money Market Funds — 1.9%
Fidelity Money Market Government Portfolio - Class I, 3.53%(c)	1,150,280	1,150,280
TOTAL MONEY MARKET FUNDS (Cost $1,150,280)		1,150,280
TOTAL INVESTMENTS — 100.1% (Cost $54,580,451)		61,231,488
Liabilities in Excess of Other Assets — (0.1)%		(45,934)
TOTAL NET ASSETS — 100.0%		$61,185,554

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) is used for sector and industry reporting. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

9

BUFFALO FLEXIBLE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

	Shares	Value
COMMON STOCKS — 96.6%
Communication Services — 4.1%
Diversified Telecommunication Services — 3.1%
AT&T, Inc.	100,000	$2,899,000
Verizon Communications, Inc.	225,000	11,295,000
		14,194,000
Entertainment — 1.0%
Lionsgate Studios Corp.(a)	480,000	4,603,200
Total Communication Services		18,797,200
Consumer Staples — 14.8%
Beverages — 4.1%
Coca-Cola Co.	100,000	7,605,000
PepsiCo, Inc.	75,000	11,646,750
		19,251,750
Consumer Staples Distribution & Retail — 4.3%
Costco Wholesale Corp.	20,000	19,928,600
Food Products — 1.3%
Conagra Brands, Inc.	40,000	628,800
General Mills, Inc.	150,000	5,583,000
		6,211,800
Household Products — 5.1%
Clorox Co.	50,000	5,181,500
Colgate-Palmolive Co.	25,000	2,130,750
Kimberly-Clark Corp.	70,000	6,752,900
Procter & Gamble Co.	65,000	9,388,600
		23,453,750
Total Consumer Staples		68,845,900
Energy — 32.7%(b)
Energy Equipment & Services — 1.8%
SLB Ltd.	165,000	8,479,350
Oil, Gas & Consumable Fuels — 30.9%(b)
APA Corp.	350,000	14,854,000
Chevron Corp.	215,000	44,483,500
ConocoPhillips	150,000	19,800,000
Delek Logistics Partners LP	140,000	6,966,400
Exxon Mobil Corp.	155,000	26,297,300
HF Sinclair Corp.	70,000	4,367,300
Kinder Morgan, Inc.	560,000	18,776,800
Marathon Petroleum Corp.(c)(d)	31,000	7,569,580
		143,114,880
Total Energy		151,594,230

The accompanying notes are an integral part of these financial statements.

10

BUFFALO FLEXIBLE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Financials — 7.9%
Banks — 2.0%
Truist Financial Corp.	200,000	$9,194,000
Insurance — 5.9%
Allstate Corp.	80,000	16,587,200
Arthur J. Gallagher & Co.(c)(d)	50,000	10,829,000
		27,416,200
Total Financials		36,610,200
Health Care — 16.3%
Biotechnology — 2.4%
Gilead Sciences, Inc.	80,000	11,149,600
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	70,000	7,186,900
Pharmaceuticals — 12.3%
Eli Lilly & Co.	26,000	23,914,020
Johnson & Johnson	68,000	16,621,920
Merck & Co., Inc.	80,000	9,623,200
Pfizer, Inc.	250,000	7,020,000
		57,179,140
Total Health Care		75,515,640
Industrials — 3.7%
Commercial Services & Supplies — 2.9%
Pitney Bowes, Inc.	200,000	2,210,000
Waste Management, Inc.	50,000	11,489,500
		13,699,500
Electrical Equipment — 0.8%
ABB Ltd. - ADR	45,000	3,621,600
Total Industrials		17,321,100
Information Technology — 16.1%
Communications Equipment — 2.9%
Cisco Systems, Inc.	175,000	13,578,250
IT Services — 3.6%
International Business Machines Corp.	70,000	16,967,300
Semiconductors & Semiconductor Equipment — 2.4%
QUALCOMM, Inc.	85,000	10,946,300
Software — 7.2%
Microsoft Corp.(c)(d)	90,000	33,315,300
Total Information Technology		74,807,150

The accompanying notes are an integral part of these financial statements.

11

BUFFALO FLEXIBLE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Materials — 1.0%
Metals & Mining — 1.0%
Rio Tinto PLC - ADR	50,000	$4,664,500
TOTAL COMMON STOCKS (Cost $149,211,357)		448,155,920
REAL ESTATE INVESTMENT TRUSTS — 3.3%
Real Estate — 3.3%
Specialized REITs — 3.3%
Digital Realty Trust, Inc.	85,000	15,317,850
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,788,410)		15,317,850
SHORT-TERM INVESTMENTS
Money Market Funds — 0.2%
Fidelity Money Market Government Portfolio - Class I, 3.53%(e)	810,361	810,361
TOTAL MONEY MARKET FUNDS (Cost $810,361)		810,361
TOTAL INVESTMENTS — 100.1% (Cost $154,810,128)		464,284,131
Liabilities in Excess of Other Assets — (0.1)%		(288,655)
TOTAL NET ASSETS — 100.0%		$463,995,476

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) is used for sector and industry reporting. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(d)
All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of March 31, 2026 was $6,426,630 which represented 1.4% of net assets.

(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

12

BUFFALO FLEXIBLE ALLOCATION FUND
SCHEDULE OF WRITTEN OPTIONS
March 31, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.0)%
Call Options — (0.0)%(a)(b)(c)
Arthur J Gallagher & Co., Expiration: 12/18/2026; Exercise Price: $290.00	$(4,331,600)	(200)	$(113,000)
Marathon Petroleum Corp., Expiration: 04/17/2026; Exercise Price: $260.00	(244,180)	(10)	(2,830)
Microsoft Corp., Expiration: 04/02/2026; Exercise Price: $500.00	(1,850,850)	(50)	(50)
TOTAL WRITTEN OPTIONS (Premiums received $99,995)			$(115,880)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	100 shares per contract.
(c)	Exchange-traded.
The accompanying notes are an integral part of these financial statements.

13

Buffalo Growth Fund
Schedule of Investments
March 31, 2026

	Shares	Value
COMMON STOCKS — 99.6%
Communication Services — 15.8%
Interactive Media & Services — 15.8%
Alphabet, Inc. - Class A	36,000	$10,352,160
Alphabet, Inc. - Class C	21,000	6,024,060
Meta Platforms, Inc. - Class A	15,813	9,047,092
Total Communication Services		25,423,312
Consumer Discretionary — 13.3%
Broadline Retail — 10.8%
Amazon.com, Inc.(a)	72,820	15,166,221
MercadoLibre, Inc.(a)	1,300	2,247,726
		17,413,947
Diversified Consumer Services — 1.5%
Liberty Live Holdings, Inc. - Class C(a)	25,000	2,352,750
Hotels, Restaurants & Leisure — 1.0%
Booking Holdings, Inc.	400	1,684,128
Total Consumer Discretionary		21,450,825
Energy — 1.5%
Energy Equipment & Services — 1.5%
SLB Ltd.	46,633	2,396,470
Financials — 8.2%
Capital Markets — 2.1%
MSCI, Inc.	3,615	1,948,521
S&P Global, Inc.	3,300	1,403,622
		3,352,143
Financial Services — 6.1%
Mastercard, Inc. - Class A	8,515	4,254,605
Shift4 Payments, Inc. - Class A(a)	27,567	1,205,505
Visa, Inc. - Class A	14,758	4,460,458
		9,920,568
Total Financials		13,272,711
Health Care — 9.2%
Health Care Equipment & Supplies — 4.4%
Edwards Lifesciences Corp.(a)	27,475	2,200,198
Establishment Labs Holdings, Inc.(a)	26,970	1,531,356
IDEXX Laboratories, Inc.(a)	2,856	1,604,758
Intuitive Surgical, Inc.(a)	3,600	1,659,564
		6,995,876
Health Care Providers & Services — 1.5%
Progyny, Inc.(a)	74,024	1,256,928
UnitedHealth Group, Inc.	4,500	1,217,655
		2,474,583
Health Care Technology — 1.1%
Veeva Systems, Inc. - Class A(a)	10,259	1,802,096

The accompanying notes are an integral part of these financial statements.

14

Buffalo Growth Fund
Schedule of Investments
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Health Care — (Continued)
Life Sciences Tools & Services — 2.2%
Danaher Corp.	6,059	$1,148,786
Thermo Fisher Scientific, Inc.	4,768	2,343,615
		3,492,401
Total Health Care		14,764,956
Industrials — 5.6%
Commercial Services & Supplies — 1.0%
Copart, Inc.(a)	49,153	1,631,880
Ground Transportation — 1.8%
Uber Technologies, Inc.(a)	40,278	2,897,196
Professional Services — 2.8%
TransUnion	41,322	2,859,069
Verisk Analytics, Inc.	8,587	1,629,383
		4,488,452
Total Industrials		9,017,528
Information Technology — 42.0%(b)
Semiconductors & Semiconductor Equipment — 18.4%
Broadcom, Inc.	19,943	6,172,558
NVIDIA Corp.	125,000	21,800,000
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5,000	1,689,750
		29,662,308
Software — 14.5%
Microsoft Corp.	44,350	16,417,040
Palo Alto Networks, Inc.(a)	9,588	1,537,148
Procore Technologies, Inc.(a)	37,000	2,109,000
ServiceNow, Inc.(a)	12,620	1,319,421
Tyler Technologies, Inc.(a)	6,000	2,054,280
		23,436,889
Technology Hardware, Storage & Peripherals — 9.1%
Apple, Inc.	57,750	14,656,372
Total Information Technology		67,755,569
Materials — 1.5%
Chemicals — 1.5%
Linde PLC	4,971	2,464,423
Real Estate — 2.5%
Real Estate Management & Development — 2.5%
CBRE Group, Inc. - Class A(a)	18,000	2,438,280
CoStar Group, Inc.(a)	39,000	1,573,260
Total Real Estate		4,011,540
TOTAL COMMON STOCKS (Cost $54,926,120)		160,557,334

The accompanying notes are an integral part of these financial statements.

15

Buffalo Growth Fund
Schedule of Investments
March 31, 2026(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
Money Market Funds — 0.6%
Fidelity Money Market Government Portfolio - Class I, 3.53%(c)	952,486	$952,486
TOTAL MONEY MARKET FUNDS (Cost $952,486)		952,486
TOTAL INVESTMENTS — 100.2% (Cost $55,878,606)		161,509,820
Liabilities in Excess of Other Assets — (0.2)%		(263,867)
TOTAL NET ASSETS — 100.0%		$161,245,953

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) is used for sector and industry reporting. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

16

BUFFALO GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

	Shares	Value
COMMON STOCKS — 86.7%
Communication Services — 10.1%
Diversified Telecommunication Services — 0.7%
Comcast Corp. - Class A	22,500	$645,975
Verizon Communications, Inc.	10,625	533,375
		1,179,350
Entertainment — 0.4%
Walt Disney Co.	7,605	732,970
Interactive Media & Services — 9.0%
Alphabet, Inc. - Class A	12,600	3,623,256
Alphabet, Inc. - Class C	13,000	3,729,180
Meta Platforms, Inc. - Class A	13,300	7,609,329
		14,961,765
Total Communication Services		16,874,085
Consumer Discretionary — 5.6%
Broadline Retail — 1.4%
Amazon.com, Inc.(a)	11,000	2,290,970
Hotels, Restaurants & Leisure — 3.4%
Royal Caribbean Cruises Ltd.	17,126	4,712,733
Starbucks Corp.	9,500	851,105
		5,563,838
Specialty Retail — 0.8%
Home Depot, Inc.	4,225	1,389,560
Total Consumer Discretionary		9,244,368
Consumer Staples — 3.7%
Beverages — 1.5%
PepsiCo, Inc.	5,550	861,859
Primo Brands Corp.	88,600	1,668,338
		2,530,197
Consumer Staples Distribution & Retail — 0.8%
Walmart, Inc.	10,350	1,286,298
Food Products — 0.9%
Lamb Weston Holdings, Inc.	18,400	777,584
Tyson Foods, Inc. - Class A	11,900	762,433
		1,540,017
Household Products — 0.5%
Procter & Gamble Co.	5,725	826,919
Total Consumer Staples		6,183,431
Energy — 12.0%
Oil, Gas & Consumable Fuels — 12.0%
Chevron Corp.	10,121	2,094,035
Crescent Energy Co. - Class A	150,000	2,025,000

The accompanying notes are an integral part of these financial statements.

17

BUFFALO GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Oil, Gas & Consumable Fuels — (Continued)
Energy Transfer LP	162,600	$3,138,180
Enterprise Products Partners LP	46,650	1,765,236
Marathon Petroleum Corp.	12,126	2,960,926
Northern Oil and Gas, Inc.	63,400	1,853,182
Valero Energy Corp.	7,900	1,951,932
Viper Energy, Inc. - Class A	90,000	4,229,100
Total Energy		20,017,591
Financials — 18.1%
Banks — 8.2%
Bank of America Corp.	63,000	3,071,250
Citigroup, Inc.	24,375	2,764,369
Citizens Financial Group, Inc.	40,750	2,443,777
JPMorgan Chase & Co.	14,000	4,118,240
Truist Financial Corp.	28,600	1,314,742
		13,712,378
Capital Markets — 4.2%
Blackrock, Inc.	1,100	1,057,881
CME Group, Inc.	4,025	1,188,784
Intercontinental Exchange, Inc.	11,100	1,745,808
S&P Global, Inc.	7,136	3,035,226
		7,027,699
Financial Services — 4.2%
Burford Capital Ltd.	180,800	817,216
Mastercard, Inc. - Class A	4,400	2,198,504
Visa, Inc. - Class A	12,925	3,906,452
		6,922,172
Insurance — 1.5%
Arthur J. Gallagher & Co.	11,575	2,506,914
Total Financials		30,169,163
Health Care — 9.6%
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	10,000	1,026,700
Medtronic PLC	7,400	641,210
		1,667,910
Health Care Providers & Services — 5.1%
Elevance Health, Inc.	3,375	988,031
HCA Healthcare, Inc.	8,100	3,833,244
McKesson Corp.	2,500	2,163,400
UnitedHealth Group, Inc.	5,600	1,515,304
		8,499,979

The accompanying notes are an integral part of these financial statements.

18

BUFFALO GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Health Care — (Continued)
Pharmaceuticals — 3.5%
Eli Lilly & Co.	3,150	$2,897,276
Johnson & Johnson	7,125	1,741,635
Merck & Co., Inc.	9,800	1,178,842
		5,817,753
Total Health Care		15,985,642
Industrials — 6.4%
Aerospace & Defense — 0.4%
Boeing Co.(a)	3,025	602,066
Commercial Services & Supplies — 1.1%
Cintas Corp.	11,200	1,894,368
Electrical Equipment — 0.3%
AMETEK, Inc.	2,500	535,900
Industrial Conglomerates — 0.5%
Honeywell International, Inc.	3,450	779,803
Machinery — 2.1%
Parker-Hannifin Corp.	3,950	3,536,198
Professional Services — 1.4%
Equifax, Inc.	3,200	576,224
SS&C Technologies Holdings, Inc.	26,600	1,797,362
		2,373,586
Trading Companies & Distributors — 0.6%
Fastenal Co.	20,600	955,840
Total Industrials		10,677,761
Information Technology — 13.2%
Communications Equipment — 0.8%
Cisco Systems, Inc.	17,750	1,377,223
IT Services — 1.1%
International Business Machines Corp.	7,700	1,866,403
Semiconductors & Semiconductor Equipment — 2.4%
Marvell Technology, Inc.	10,100	1,000,405
NVIDIA Corp.	7,100	1,238,240
QUALCOMM, Inc.	9,075	1,168,679
Texas Instruments, Inc.	2,950	572,713
		3,980,037
Software — 4.2%
Microsoft Corp.	18,650	6,903,670

The accompanying notes are an integral part of these financial statements.

19

BUFFALO GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Information Technology — (Continued)
Technology Hardware, Storage & Peripherals — 4.7%
Apple, Inc.	31,080	$7,887,793
Total Information Technology		22,015,126
Materials — 2.1%
Construction Materials — 2.1%
CRH PLC	25,600	2,691,072
Martin Marietta Materials, Inc.	1,500	883,020
Total Materials		3,574,092
Utilities — 5.9%
Electric Utilities — 3.5%
American Electric Power Co., Inc.	15,700	2,057,956
Edison International	30,550	2,235,649
PG&E Corp.	82,600	1,451,282
		5,744,887
Independent Power and Renewable Electricity Producers — 1.7%
Vistra Corp.	19,300	2,901,369
Multi-Utilities — 0.7%
Sempra Energy	12,200	1,185,474
Total Utilities		9,831,730
TOTAL COMMON STOCKS (Cost $52,575,225)		144,572,989
REAL ESTATE INVESTMENT TRUSTS — 7.2%
Real Estate — 7.2%
Health Care REITs — 0.9%
Welltower, Inc.	7,900	1,561,909
Hotel & Resort REITs — 0.7%
Pebblebrook Hotel Trust	90,000	1,136,700
Office REITs — 0.8%
NET Lease Office Properties	31,400	361,728
Postal Realty Trust, Inc. - Class A	55,000	1,020,800
		1,382,528
Retail REITs — 1.7%
Macerich Co.	50,000	945,000
NETSTREIT Corp.	50,000	941,500
Realty Income Corp.	15,000	917,700
		2,804,200
Specialized REITs — 3.1%
American Tower Corp.	3,200	552,256
Digital Realty Trust, Inc.	5,000	901,050
Equinix Inc.	1,100	1,078,264

The accompanying notes are an integral part of these financial statements.

20

BUFFALO GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — (Continued)
Real Estate — (Continued)
Specialized REITs — (Continued)
Lamar Advertising Co. - Class A	9,968	$1,262,547
Public Storage	5,000	1,354,400
		5,148,517
Total Real Estate		12,033,854
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,611,882)		12,033,854

	Par
CONVERTIBLE BONDS — 3.0%
Industrials — 0.3%
Electrical Equipment — 0.3%
Array Technologies, Inc., 1.00%, 12/01/2028	$500,000	454,000
Information Technology — 2.7%
Communications Equipment — 2.7%
Lumentum Holdings, Inc., 0.50%, 12/15/2026	650,000	4,598,100
TOTAL CONVERTIBLE BONDS (Cost $1,123,120)		5,052,100

	Shares
CONVERTIBLE PREFERRED STOCKS — 1.2%
Industrials — 0.8%
Aerospace & Defense — 0.8%
Boeing Co., 6.00%, 10/15/2027	20,000	1,297,600
Utilities — 0.4%
Electric Utilities — 0.4%
PG&E Corp., Series A, 6.00%, 12/01/2027	15,000	644,850
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,774,538)		1,942,450
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 1.8%
Fidelity Money Market Government Portfolio - Class I, 3.53%(b)	3,061,809	3,061,809
TOTAL MONEY MARKET FUNDS (Cost $3,061,809)		3,061,809
TOTAL INVESTMENTS — 99.9% (Cost $67,146,574)		166,663,202
Other Assets in Excess of Liabilities — 0.1%		87,912
TOTAL NET ASSETS — 100.0%		$166,751,114

The accompanying notes are an integral part of these financial statements.

21

BUFFALO GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) is used for sector and industry reporting. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

22

BUFFALO HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

	Par	Value
CORPORATE BONDS — 64.4%
Communication Services — 3.2%
Interactive Media & Services — 0.7%
Cars.com, Inc., 6.38%, 11/01/2028(a)	$4,000,000	$3,892,327
Match Group Holdings II LLC, 5.00%, 12/15/2027(a)	1,000,000	996,347
		4,888,674
Media — 2.5%
Directv Financing LLC, 8.88%, 02/01/2030(a)	3,000,000	2,988,435
Dotdash Meredith, Inc., 7.63%, 06/15/2032(a)	3,000,000	2,770,440
Getty Images, Inc., 10.50%, 11/15/2030(a)	1,000,000	897,782
Gray Media, Inc.
10.50%, 07/15/2029(a)	1,800,000	1,913,269
4.75%, 10/15/2030(a)	500,000	386,406
5.38%, 11/15/2031(a)	1,000,000	738,297
9.63%, 07/15/2032(a)	100,000	100,028
Scripps Escrow II, Inc.
3.88%, 01/15/2029(a)	500,000	462,597
5.38%, 01/15/2031(a)	2,000,000	1,475,984
Univision Communications, Inc., 9.38%, 08/01/2032(a)	4,500,000	4,631,467
		16,364,705
Total Communication Services		21,253,379
Consumer Discretionary — 4.0%
Automobile Components — 0.4%
Patrick Industries, Inc., 4.75%, 05/01/2029(a)	3,000,000	2,920,635
Diversified Consumer Services — 0.2%
McGraw-Hill Education, Inc., 7.38%, 09/01/2031(a)	1,100,000	1,123,870
Household Durables — 0.5%
K Hovnanian Enterprises, Inc.
8.00%, 04/01/2031(a)	500,000	495,155
8.38%, 10/01/2033(a)	2,500,000	2,474,430
		2,969,585
Specialty Retail — 2.0%
Petco Health & Wellness Co., Inc., 8.25%, 02/01/2031(a)	3,100,000	3,089,135
PetSmart LLC / PetSmart Finance Corp.
7.50%, 09/15/2032(a)	3,000,000	3,016,657
10.00%, 09/15/2033(a)	7,000,000	6,990,706
		13,096,498
Textiles, Apparel & Luxury Goods — 0.9%
Beach Acquisition Bidco LLC, 10.00% (or 10.75% PIK), 07/15/2033(a)	5,797,267	6,170,831
Total Consumer Discretionary		26,281,419
Consumer Staples — 2.9%
Consumer Staples Distribution & Retail — 0.3%
United Natural Foods, Inc., 6.75%, 10/15/2028(a)	1,924,000	1,926,836

The accompanying notes are an integral part of these financial statements.

23

BUFFALO HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Consumer Staples — (Continued)
Food & Beverage Wholesalers — 0.8%
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029(a)	$5,000,000	$5,206,520
Food Products — 1.4%
Performance Food Group, Inc., 4.25%, 08/01/2029(a)	1,000,000	961,336
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 4.38%, 04/30/2029(a)	2,000,000	1,944,695
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/2031(a)	6,500,000	6,446,268
		9,352,299
Personal Care Products — 0.4%
BellRing Brands, Inc., 7.00%, 03/15/2030(a)	3,000,000	3,002,073
Total Consumer Staples		19,487,728
Energy — 12.8%
Energy Equipment & Services — 1.1%
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029(a)	7,000,000	7,360,171
Oil, Gas & Consumable Fuels — 11.7%
California Resources Corp.
8.25%, 06/15/2029(a)	3,666,000	3,836,887
7.00%, 01/15/2034(a)	6,000,000	6,052,309
Calumet Specialty Products Partners LP / Calumet Finance Corp., 9.75%, 02/15/2031(a)	3,500,000	3,719,713
Crescent Energy Finance LLC, 7.38%, 01/15/2033(a)	6,000,000	6,002,657
Delek Logistics Partners LP / Delek Logistics Finance Corp.
7.13%, 06/01/2028(a)	1,000,000	1,001,934
8.63%, 03/15/2029(a)	3,000,000	3,104,146
7.38%, 06/30/2033(a)	500,000	503,737
Energy Transfer LP
7.13% to 05/15/2030 then 5 yr. CMT Rate + 5.31%, Perpetual	7,350,000	7,494,222
8.00% to 05/15/2029 then 5 yr. CMT Rate + 4.02%, 05/15/2054	1,000,000	1,048,314
Genesis Energy LP / Genesis Energy Finance Corp.
8.88%, 04/15/2030	6,500,000	6,791,268
8.00%, 05/15/2033	500,000	516,922
6.75%, 03/15/2034	1,000,000	995,997
Infinity Natural Resources LLC, 7.63%, 04/01/2031(a)	2,000,000	2,011,818
Martin Midstream Partners LP / Martin Midstream Finance Corp., 11.50%, 02/15/2028(a)	4,000,000	4,098,760
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031(a)	4,000,000	3,999,467
Northern Oil & Gas, Inc., 7.88%, 10/15/2033(a)	1,000,000	1,035,115
Saturn Oil & Gas, Inc., 9.63%, 06/15/2029(a)	10,055,000	10,527,856
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(a)	2,600,000	2,674,331
Sunoco LP, 6.25%, 07/01/2033(a)	1,500,000	1,507,818

The accompanying notes are an integral part of these financial statements.

24

BUFFALO HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Energy — (Continued)
Oil, Gas & Consumable Fuels — (Continued)
Talos Production, Inc.
9.00%, 02/01/2029(a)	$2,000,000	$2,083,904
9.38%, 02/01/2031(a)	2,000,000	2,120,098
TransMontaigne Partners LLC, 8.50%, 06/15/2030(a)	6,000,000	6,068,370
		77,195,643
Total Energy		84,555,814
Financials — 14.4%
Capital Markets — 0.4%
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032(a)	500,000	505,323
StoneX Group, Inc., 7.88%, 03/01/2031(a)	2,000,000	2,076,686
		2,582,009
Consumer Finance — 2.3%
Credit Acceptance Corp., 9.25%, 12/15/2028(a)	2,000,000	2,074,778
Encore Capital Group, Inc.
9.25%, 04/01/2029(a)	4,000,000	4,190,000
8.50%, 05/15/2030(a)	1,250,000	1,322,096
EZCORP, Inc., 7.38%, 04/01/2032(a)	2,000,000	2,093,550
PRA Group, Inc., 8.88%, 01/31/2030(a)	5,750,000	5,811,665
		15,492,089
Financial Services — 6.8%
Burford Capital Global Finance LLC
6.88%, 04/15/2030(a)	4,500,000	3,977,258
9.25%, 07/01/2031(a)	7,500,000	6,777,712
7.50%, 07/15/2033(a)	2,000,000	1,672,420
CPI CG, Inc., 10.00%, 07/15/2029(a)	1,858,000	1,962,429
Freedom Mortgage Holdings LLC
9.25%, 02/01/2029(a)	5,250,000	5,343,844
6.88%, 05/01/2031(a)	500,000	467,989
9.13%, 05/15/2031(a)	3,000,000	3,051,303
8.38%, 04/01/2032(a)	6,000,000	5,907,543
Hightower Holding LLC, 9.13%, 01/31/2030(a)	4,500,000	4,608,977
NCR Atleos Corp., 9.50%, 04/01/2029(a)	2,500,000	2,680,072
Provident Funding Associates LP / PFG Finance Corp., 9.75%, 09/15/2029(a)	8,000,000	8,196,656
		44,646,203
Insurance — 4.9%
Acrisure LLC / Acrisure Finance, Inc., 8.50%, 06/15/2029(a)	2,000,000	1,978,145
Ardonagh Group Finance Ltd., 8.88%, 02/15/2032(a)	12,000,000	11,718,151
Asurion LLC/ Asurion Co.-Issuer, Inc.
8.00%, 12/31/2032(a)	7,250,000	7,515,150
8.38%, 02/01/2034(a)	6,500,000	6,302,356

The accompanying notes are an integral part of these financial statements.

25

BUFFALO HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Financials — (Continued)
Insurance — (Continued)
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030(a)	$3,000,000	$3,051,849
6.88%, 10/01/2033(a)	2,000,000	1,828,278
		32,393,929
Total Financials		95,114,230
Health Care — 5.4%
Commercial Services & Supplies — 0.2%
VT Topco, Inc., 8.50%, 08/15/2030(a)	1,500,000	1,528,222
Health Care Equipment & Supplies — 0.8%
Embecta Corp., 6.75%, 02/15/2030(a)	3,000,000	2,814,003
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc., 8.75%, 04/17/2032(a)	3,000,000	2,667,876
		5,481,879
Health Care Providers & Services — 1.4%
Prime Healthcare Services, Inc., 9.38%, 09/01/2029(a)	5,000,000	5,189,525
TEAM Services Holding, Inc., 9.00%, 02/15/2033(a)	4,000,000	3,920,919
		9,110,444
Medical Equipment & Devices — 0.2%
Neogen Food Safety Corp., 8.63%, 07/20/2030(a)	1,100,000	1,156,509
Pharmaceuticals — 2.8%
Harrow, Inc., 8.63%, 09/15/2030(a)	14,000,000	14,167,370
Teva Pharmaceutical Finance Netherlands III BV
6.75%, 03/01/2028	4,000,000	4,096,916
7.88%, 09/15/2029	250,000	267,993
		18,532,279
Total Health Care		35,809,333
Industrials — 13.2%
Aerospace & Defense — 0.8%
TransDigm, Inc.
4.63%, 01/15/2029	1,000,000	983,052
4.88%, 05/01/2029	1,000,000	985,950
6.63%, 03/01/2032(a)	1,000,000	1,020,623
6.38%, 05/31/2033(a)	2,000,000	1,990,167
6.75%, 01/31/2034(a)	500,000	506,868
		5,486,660
Air Freight & Logistics — 0.1%
Clue Opco LLC, 9.50%, 10/15/2031(a)	1,000,000	969,711

The accompanying notes are an integral part of these financial statements.

26

BUFFALO HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Industrials — (Continued)
Building Products — 0.9%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030(a)	$1,250,000	$1,261,124
Builders FirstSource, Inc.
5.00%, 03/01/2030(a)	4,000,000	3,897,609
4.25%, 02/01/2032(a)	1,000,000	921,749
		6,080,482
Commercial Services & Supplies — 6.0%
CoreCivic, Inc., 8.25%, 04/15/2029	4,000,000	4,178,184
Deluxe Corp.
8.00%, 06/01/2029(a)	3,500,000	3,524,850
8.13%, 09/15/2029(a)	1,000,000	1,038,628
GEO Group, Inc.
8.63%, 04/15/2029	3,000,000	3,108,543
10.25%, 04/15/2031	6,000,000	6,396,477
JB Poindexter & Co., Inc., 8.75%, 12/15/2031(a)	1,000,000	1,014,433
RR Donnelley & Sons Co., 9.50%, 08/01/2029(a)	8,000,000	8,103,344
TKC Holdings, Inc.
8.50%, 08/15/2030(a)	7,000,000	7,061,812
12.00%, 02/15/2031(a)	5,000,000	5,159,192
		39,585,463
Construction & Engineering — 0.5%
MasTec, Inc., 6.63%, 08/15/2029(a)	3,000,000	3,012,390
Ground Transportation — 0.8%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
8.25%, 01/15/2030(a)	4,000,000	4,026,880
8.38%, 06/15/2032(a)	1,000,000	995,471
		5,022,351
Passenger Airlines — 3.7%
Avianca Midco 2 PLC, 9.50%, 01/28/2031(a)	6,000,000	5,551,800
Grupo Aeromexico SAB de CV, 8.63%, 11/15/2031(a)	14,000,000	13,475,000
OneSky Flight LLC, 8.88%, 12/15/2029(a)	5,250,000	5,422,079
		24,448,879
Trading Companies & Distributors — 0.4%
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(a)	3,000,000	2,907,231
Total Industrials		87,513,167
Information Technology — 1.4%
Communications Equipment — 0.3%
VM Consolidated, Inc., 5.50%, 04/15/2029(a)	2,000,000	1,934,722

The accompanying notes are an integral part of these financial statements.

27

BUFFALO HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Information Technology — (Continued)
Software — 0.6%
Dye & Durham Ltd., 8.63%, 04/15/2029(a)	$1,924,000	$1,612,158
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/2033(a)	1,000,000	1,038,077
8.75%, 07/01/2034(a)	1,000,000	1,048,788
		3,699,023
Technology Distributors — 0.5%
EquipmentShare.com, Inc.
8.63%, 05/15/2032(a)	1,800,000	1,879,882
8.00%, 03/15/2033(a)	1,500,000	1,549,229
		3,429,111
Total Information Technology		9,062,856
Materials — 4.2%
Chemicals — 3.9%
Celanese US Holdings LLC
7.00%, 02/15/2031	500,000	513,690
7.38%, 02/15/2034	2,500,000	2,562,620
Cerdia Finanz GmbH, 9.38%, 10/03/2031(a)	7,000,000	6,968,710
Chemours Co.
5.75%, 11/15/2028(a)	1,518,000	1,504,214
8.00%, 01/15/2033(a)	6,500,000	6,538,461
7.88%, 03/15/2034(a)	500,000	500,324
Mativ Holdings, Inc., 8.00%, 10/01/2029(a)	7,500,000	6,994,063
		25,582,082
Containers & Packaging — 0.1%
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032(a)	1,000,000	948,590
Metals & Mining — 0.2%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/2029(a)	1,000,000	1,039,629
Total Materials		27,570,301
Real Estate — 2.4%
Hotel & Resort REITs — 0.5%
Service Properties Trust, 8.63%, 11/15/2031(a)	3,000,000	3,133,725
Industrial REITs — 1.0%
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp., 9.75%, 04/15/2030(a)	3,500,000	3,717,651
IIP Operating Partnership LP, 5.50%, 05/25/2026	3,000,000	2,963,662
		6,681,313
Real Estate Management & Development — 0.6%
Five Point Operating Co. LP, 8.00%, 10/01/2030(a)	4,000,000	3,994,249

The accompanying notes are an integral part of these financial statements.

28

BUFFALO HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Real Estate — (Continued)
Specialized REITs — 0.3%
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25%, 01/15/2029(a)	$1,000,000	$964,532
4.63%, 03/15/2030(a)	1,000,000	965,286
		1,929,818
Total Real Estate		15,739,105
Utilities — 0.5%
Independent Power and Renewable Electricity Producers — 0.5%
Vistra Corp., 7.00% to 12/15/2026 then 5 yr. CMT Rate + 5.74%, Perpetual(a)	3,500,000	3,520,433
TOTAL CORPORATE BONDS (Cost $424,987,040)		425,907,765
BANK LOANS — 24.8%
Communication Services — 3.5%
Diversified Telecommunications — 0.3%
Digicel International Finance T/L B (07/25), 8.18% (3 mo. Term SOFR + 4.50%), 08/09/2032	1,995,000	1,997,494
Entertainment — 0.7%
Pretzel Parent T/L B (TAIT), First Lien, 8.17%, 08/14/2031	4,959,950	4,823,551
Media — 2.5%
Directv Financing LLC, First Lien, 9.35% (3 mo. Term SOFR + 5.25%), 08/02/2029	6,834,621	6,862,575
Summer BC Holdco B SARL, First Lien, 8.93% (3 mo. Term SOFR + 5.00%), 02/21/2029	5,939,547	5,102,071
Townsquare Media, Inc., First Lien, 8.88% (3 mo. Term SOFR + 5.00%), 02/19/2030	5,798,928	4,255,717
		16,220,363
Total Communication Services		23,041,408
Consumer Discretionary — 2.1%
Hotels, Restaurants & Leisure — 0.9%
Flynn Restaurant Group LP, First Lien, 7.42% (1 mo. Term SOFR + 3.75%), 01/28/2032	5,960,000	5,867,412
Specialty Retail — 1.2%
Victra Holdings LLC, First Lien, 7.42% (1 mo. Term SOFR + 3.75%), 03/29/2029	7,859,414	7,761,171
Total Consumer Discretionary		13,628,583
Consumer Staples — 1.8%
Food Products — 0.6%
TreeHouse Foods, Inc., First Lien, 7.92% (1 mo. Term SOFR + 4.25%), 02/04/2033	4,000,000	3,986,680

The accompanying notes are an integral part of these financial statements.

29

BUFFALO HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
BANK LOANS — (Continued)
Consumer Staples — (Continued)
Personal Care Products — 1.2%
KDC/ONE Development Corp., Inc., 7.17% (1 mo. Term SOFR + 3.50%), 08/15/2028	$7,962,544	$7,906,169
Total Consumer Staples		11,892,849
Financials — 3.6%
Financial Services — 2.7%
FNZ USA FinCo LLC, First Lien, 8.66% (3 mo. Term SOFR + 5.00%), 11/05/2031	3,950,050	3,158,203
Nexus Buyer (Promontory Interfinancial/IntraFi Net, 9.42%, 01/14/2032	7,000,000	6,807,500
Nexus Buyer LLC, First Lien, 7.17% (1 mo. Term SOFR + 3.50%), 07/31/2031	8,628,791	8,321,390
		18,287,093
Insurance — 0.9%
Acrisure LLC, First Lien, 6.67% (1 mo. Term SOFR + 3.00%), 11/06/2030	3,940,125	3,824,877
CRC Insurance Group LLC, Second Lien, 8.42% (3 mo. Term SOFR + 4.75%), 05/06/2032	2,105,263	2,092,105
		5,916,982
Total Financials		24,204,075
Health Care — 6.0%
Biotechnology — 1.9%
Endo Finance Holdings LP, First Lien, 7.42% (1 mo. Term SOFR + 4.00%), 04/23/2031	9,850,000	9,813,062
Star Parent, Inc., First Lien, 7.67% (3 mo. Term SOFR + 4.00%), 09/30/2030	2,940,000	2,910,865
		12,723,927
Health Care Equipment & Supplies — 1.3%
Bausch + Lomb Corp., First Lien, 7.42% (1 mo. Term SOFR + 3.75%), 01/15/2031	4,398,750	4,413,882
Embecta Corp., 6.67% (1 mo. Term SOFR + 3.00%), 04/02/2029	4,004,639	4,011,327
		8,425,209
Pharmaceuticals — 2.8%
Amneal Pharmaceuticals LLC, First Lien, 6.67% (1 mo. Term SOFR + 3.00%), 08/02/2032	14,925,000	14,993,431
LSCS Holdings, Inc., First Lien, 8.17% (3 mo. Term SOFR + 4.50%), 03/04/2032	3,710,630	3,501,907
		18,495,338
Total Health Care		39,644,474
Industrials — 3.9%
Aerospace & Defense — 0.5%
Karman Holdings, Inc., First Lien, 6.42% (1 mo. Term SOFR + 2.75%), 04/01/2032	3,475,043	3,481,576

The accompanying notes are an integral part of these financial statements.

30

BUFFALO HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
BANK LOANS — (Continued)
Industrials — (Continued)
Building Products — 1.0%
Trulite Glass & Aluminum Solutions LLC, 10.29% (3 mo. Term SOFR + 6.00%), 03/01/2030	$7,125,000	$6,661,875
Commercial Services & Supplies — 2.0%
Emerald X, Inc., First Lien, 6.92% (1 mo. Term SOFR + 3.25%), 01/30/2032	5,458,750	5,476,955
Gloves Buyer, Inc., First Lien, 7.67% (1 mo. Term SOFR + 4.00%), 05/24/2032	7,980,000	7,967,032
		13,443,987
Machinery — 0.4%
Chart Industries, Inc., First Lien, 6.18% (3 mo. Term SOFR + 2.50%), 03/18/2030	2,278,731	2,280,155
Total Industrials		25,867,593
Information Technology — 1.2%
Application Software — 0.3%
Dye & Durham Corp., First Lien, 8.35% (3 mo. Term SOFR + 4.25%), 04/14/2031	2,554,816	2,174,787
IT Services — 0.5%
Prometric Holdings, Inc., First Lien, 7.42% (1 mo. Term SOFR + 3.75%), 06/25/2032	3,488,734	3,477,832
Software — 0.4%
Inmar, Inc., 8.17% (1 mo. Term SOFR + 4.50%), 10/30/2031	1,232,550	1,187,106
OAK-Eagle Acquireco, Inc., 7.21% (1 mo. Term SOFR + 3.50%), 03/24/2033	1,000,000	995,000
		2,182,106
Total Information Technology		7,834,725
Materials — 2.7%
Chemicals — 0.9%
M2S Group Intermediate Holdings, Inc., First Lien, 8.42% (3 mo. Term SOFR + 4.75%), 08/27/2031	6,380,460	6,247,555
Paper & Forest Products — 1.8%
Verde Operating Company, First Lien, 7.67% (3 mo. Term SOFR + 4.00%), 11/29/2030	11,849,474	11,544,764
Total Materials		17,792,319
TOTAL BANK LOANS (Cost $168,208,200)		163,906,026
CONVERTIBLE BONDS — 2.2%
Communication Services — 0.5%
Entertainment — 0.5%
Live Nation Entertainment, Inc., 2.88%, 10/15/2031(a)	3,000,000	3,051,956

The accompanying notes are an integral part of these financial statements.

31

BUFFALO HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
CONVERTIBLE BONDS — (Continued)
Consumer Discretionary — 0.8%
Automobile Components — 0.4%
Patrick Industries, Inc., 1.75%, 12/01/2028	$1,250,000	$2,169,375
Diversified Consumer Services — 0.4%
Stride, Inc., 1.13%, 09/01/2027	1,600,000	2,756,000
Total Consumer Discretionary		4,925,375
Health Care — 0.7%
Biotechnology — 0.7%
KalVista Pharmaceuticals, Inc., 3.25%, 10/01/2031(a)	1,190,000	1,758,939
Mirum Pharmaceuticals, Inc., 4.00%, 05/01/2029	1,000,000	2,992,000
Total Health Care		4,750,939
Industrials — 0.2%
Electrical Equipment — 0.2%
Array Technologies, Inc., 1.00%, 12/01/2028	1,500,000	1,362,000
TOTAL CONVERTIBLE BONDS (Cost $9,557,268)		14,090,270

	Shares
CONVERTIBLE PREFERRED STOCKS — 2.0%
Industrials — 1.1%
Aerospace & Defense — 0.9%
Boeing Co., 6.00%, 10/15/2027	90,000	5,839,200
Trading Companies & Distributors — 0.2%
QXO, Inc., 5.50%, 05/15/2028	30,000	1,649,700
Total Industrials		7,488,900
Utilities — 0.9%
Electric Utilities — 0.9%
PG&E Corp., Series A, 6.00%, 12/01/2027	135,000	5,803,650
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $12,072,713)		13,292,550
SHORT-TERM INVESTMENTS
Money Market Funds — 5.7%
Fidelity Money Market Government Portfolio - Class I, 3.53%(b)	37,854,199	37,854,199
TOTAL MONEY MARKET FUNDS (Cost $37,854,199)		37,854,199
TOTAL INVESTMENTS — 99.1% (Cost $652,679,420)		655,050,810
Other Assets in Excess of Liabilities — 0.9%		6,003,023
TOTAL NET ASSETS — 100.0%		$661,053,833

The accompanying notes are an integral part of these financial statements.

32

BUFFALO HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (“GICS®”) is used for sector and industry reporting. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $387,814,850 or 58.7% of the Fund’s net assets.

(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

33

BUFFALO INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

	Shares	Value
COMMON STOCKS — 96.1%
Belgium — 0.9%
Beverages — 0.9%
Anheuser-Busch InBev SA/NV	101,463	$7,019,863
Canada — 3.9%
Commercial Services & Supplies — 1.8%
GFL Environmental, Inc.	350,000	14,602,000
Ground Transportation — 0.9%
Canadian National Railway Co.	73,998	7,604,774
Software — 1.2%
Constellation Software, Inc.	5,302	9,307,333
Total Canada		31,514,107
China — 0.7%
Banks — 0.7%
China Merchants Bank Co. Ltd. - Class H	900,000	5,718,803
Denmark — 0.6%
Pharmaceuticals — 0.6%
Novo Nordisk AS - ADR	92,000	3,381,000
Novo Nordisk AS - Class B	30,000	1,097,835
Total Denmark		4,478,835
France — 12.7%
Aerospace & Defense — 2.5%
Airbus SE	38,000	7,184,807
Thales SA	42,064	12,335,125
		19,519,932
Chemicals — 2.1%
Air Liquide SA	81,694	16,886,109
Construction & Engineering — 1.3%
Vinci SA	70,024	10,510,601
Electrical Equipment — 3.0%
Schneider Electric SE	86,500	23,561,122
Life Sciences Tools & Services — 0.9%
Sartorius Stedim Biotech	37,000	7,206,237
Pharmaceuticals — 0.9%
Sanofi SA - ADR	110,062	5,302,787
Sanofi SA	23,000	2,221,117
		7,523,904
Professional Services — 2.0%
Bureau Veritas SA	543,422	16,265,464
Total France		101,473,369

The accompanying notes are an integral part of these financial statements.

34

BUFFALO INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Germany — 13.4%
Aerospace & Defense — 1.2%
Rheinmetall AG	5,759	$9,714,249
Capital Markets — 1.1%
DWS Group GmbH & Co. KGaA(a)	142,000	9,148,164
Electrical Equipment — 1.2%
Siemens Energy AG	55,083	9,499,085
Health Care Providers & Services — 2.1%
Fresenius SE & Co. KGaA	322,659	16,744,715
Industrial Conglomerates — 2.3%
Siemens AG	74,700	18,199,554
Insurance — 2.4%
Hannover Rueck SE	15,000	4,716,037
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	22,434	14,168,066
		18,884,103
Multi-Utilities — 0.7%
E.ON SE	250,000	5,475,394
Pharmaceuticals — 0.8%
Merck KGaA	53,500	6,797,410
Software — 1.6%
SAP SE - ADR	75,000	12,840,750
Total Germany		107,303,424
Hong Kong — 0.8%
Capital Markets — 0.8%
Hong Kong Exchanges & Clearing Ltd.	120,000	6,053,760
Ireland — 7.1%
Chemicals — 2.2%
Linde PLC	34,529	17,118,097
Construction Materials — 1.7%
CRH PLC	128,000	13,455,360
Insurance — 1.6%
Aon PLC - Class A	40,000	12,911,200
Passenger Airlines — 1.6%
Ryanair Holdings PLC - ADR	43,000	2,485,400
Ryanair Holdings PLC	370,903	10,441,656
		12,927,056
Total Ireland		56,411,713

The accompanying notes are an integral part of these financial statements.

35

BUFFALO INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Italy — 0.4%
Oil, Gas & Consumable Fuels — 0.4%
Eni SpA	100,000	$2,872,301
Japan — 10.3%
Banks — 1.3%
Resona Holdings, Inc.	900,000	10,266,973
Capital Markets — 0.6%
Japan Exchange Group, Inc.	450,000	5,255,092
Electronic Equipment, Instruments & Components — 1.0%
Keyence Corp.	21,673	7,713,580
Entertainment — 1.8%
Nintendo Co. Ltd. - ADR	150,000	2,143,500
Nintendo Co. Ltd.	220,000	12,558,841
		14,702,341
Professional Services — 1.6%
BayCurrent, Inc.	448,659	12,987,033
Semiconductors & Semiconductor Equipment — 4.0%
Disco Corp.	42,500	17,322,291
Renesas Electronics Corp.	1,000,000	14,297,231
		31,619,522
Total Japan		82,544,541
Luxembourg — 0.8%
Life Sciences Tools & Services — 0.8%
Eurofins Scientific SE(b)	88,648	6,468,589
Netherlands — 6.1%
Financial Services — 0.7%
Adyen NV(a)(b)	5,485	5,489,691
Semiconductors & Semiconductor Equipment — 4.8%
ASM International NV	20,000	15,159,129
ASML Holding NV - NY Shares	17,727	23,414,353
		38,573,482
Trading Companies & Distributors — 0.6%
IMCD NV	45,000	4,709,091
Total Netherlands		48,772,264
South Korea — 8.8%
Semiconductors & Semiconductor Equipment — 5.6%
SK hynix, Inc.	79,194	44,931,914

The accompanying notes are an integral part of these financial statements.

36

BUFFALO INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
South Korea — (Continued)
Technology Hardware, Storage & Peripherals — 3.2%
Samsung Electronics Co. Ltd.	215,000	$25,146,699
Total South Korea		70,078,613
Switzerland — 9.5%
Capital Markets — 0.9%
Julius Baer Group Ltd.	93,937	6,909,442
Construction Materials — 2.1%
Amrize Ltd.(b)	96,000	5,320,982
Holcim AG	136,000	11,242,026
		16,563,008
Electrical Equipment — 1.7%
ABB Ltd. - ADR	104,000	8,369,920
ABB Ltd.	65,000	5,285,018
		13,654,938
Health Care Equipment & Supplies — 1.1%
Alcon AG	76,317	5,750,486
Alcon AG	46,000	3,477,151
		9,227,637
Life Sciences Tools & Services — 2.6%
Lonza Group AG	32,904	21,108,528
Pharmaceuticals — 1.1%
Roche Holding AG - ADR	43,000	2,137,530
Roche Holding AG	15,800	6,305,635
		8,443,165
Total Switzerland		75,906,718
Taiwan — 4.5%
Semiconductors & Semiconductor Equipment — 4.5%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	107,000	36,160,650
United Kingdom — 12.1%
Aerospace & Defense — 2.0%
BAE Systems PLC	549,679	16,115,666
Capital Markets — 1.3%
London Stock Exchange Group PLC	90,000	10,627,832
Financial Services — 0.5%
Wise PLC - Class A(b)	360,000	4,335,160
Health Care Equipment & Supplies — 1.3%
Smith & Nephew PLC - ADR	154,254	4,902,192
Smith & Nephew PLC	335,913	5,322,177
		10,224,369

The accompanying notes are an integral part of these financial statements.

37

BUFFALO INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
United Kingdom — (Continued)
Hotels, Restaurants & Leisure — 1.3%
InterContinental Hotels Group PLC	78,873	$10,401,366
Industrial Conglomerates — 0.7%
Smiths Group PLC	172,184	5,254,371
Oil, Gas & Consumable Fuels — 0.8%
Shell PLC	129,010	6,032,681
Personal Care Products — 1.4%
Unilever PLC - ADR	144,240	8,217,353
Unilever PLC	55,562	3,137,024
		11,354,377
Pharmaceuticals — 2.8%
AstraZeneca PLC	80,036	15,784,700
AstraZeneca PLC	34,000	6,648,318
		22,433,018
Total United Kingdom		96,778,840
United States — 1.1%
Trading Companies & Distributors — 1.1%
Sunbelt Rentals Holdings, Inc.	132,000	8,420,406
Uruguay — 2.4%
Broadline Retail — 2.4%
MercadoLibre, Inc.(b)	10,851	18,761,596
TOTAL COMMON STOCKS (Cost $420,319,577)		766,738,392

	Contracts
WARRANTS — 0.0%(c)
Canada — 0.0%(c)
Software — 0.0%(c)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00(b)(d)	5,500	0(e)
TOTAL WARRANTS (Cost $0)		0(e)

The accompanying notes are an integral part of these financial statements.

38

BUFFALO INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
Money Market Funds — 3.7%
Fidelity Money Market Government Portfolio - Class I, 3.53%(f)	29,280,460	$29,280,460
TOTAL MONEY MARKET FUNDS (Cost $29,280,460)		29,280,460
TOTAL INVESTMENTS — 99.8% (Cost $449,600,037)		796,018,852
Other Assets in Excess of Liabilities — 0.2%		1,673,351
TOTAL NET ASSETS — 100.0%		$797,692,203

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) is used for sector and industry reporting. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $14,637,855 or 1.8% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by the Board of Trustees and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2026.

(e)	Rounds to zero.
(f)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

39

BUFFALO MID CAP DISCOVERY FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

	Shares	Value
COMMON STOCKS — 95.7%
Communication Services — 4.1%
Entertainment — 4.1%
Liberty Media Corp.-Liberty Formula One - Class C(a)	59,170	$5,030,634
Live Nation Entertainment, Inc.(a)	34,700	5,292,097
ROBLOX Corp. - Class A(a)	60,000	3,393,600
Total Communication Services		13,716,331
Consumer Discretionary — 11.6%
Hotels, Restaurants & Leisure — 7.0%
Airbnb, Inc. - Class A(a)	27,600	3,485,328
Hilton Worldwide Holdings, Inc.	38,250	11,631,060
Viking Holdings Ltd.(a)	80,300	5,900,444
Wingstop, Inc.	13,800	2,138,586
		23,155,418
Specialty Retail — 3.4%
Chewy, Inc. - Class A(a)	158,300	4,274,100
Floor & Decor Holdings, Inc. - Class A(a)	59,700	3,032,760
Tractor Supply Co.	90,000	4,077,000
		11,383,860
Textiles, Apparel & Luxury Goods — 1.2%
Birkenstock Holding PLC(a)	115,600	4,141,948
Total Consumer Discretionary		38,681,226
Consumer Staples — 2.0%
Beverages — 0.9%
Celsius Holdings, Inc.(a)	77,676	2,755,944
Consumer Staples Distribution & Retail — 1.1%
Sprouts Farmers Market, Inc.(a)	48,458	3,737,566
Total Consumer Staples		6,493,510
Energy — 0.6%
Energy Equipment & Services — 0.6%
SLB Ltd.	37,790	1,942,028
Financials — 10.4%
Capital Markets — 7.2%
Intercontinental Exchange, Inc.	34,038	5,353,497
LPL Financial Holdings, Inc.	13,500	4,061,205
Moody’s Corp.	9,600	4,188,000
MSCI, Inc.	18,940	10,208,849
		23,811,551
Financial Services — 1.7%
Corpay, Inc.(a)	11,199	3,258,797
Shift4 Payments, Inc. - Class A(a)	51,867	2,268,144
		5,526,941

The accompanying notes are an integral part of these financial statements.

40

BUFFALO MID CAP DISCOVERY FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Financials — (Continued)
Insurance — 1.5%
Kinsale Capital Group, Inc.	14,960	$5,111,234
Total Financials		34,449,726
Health Care — 18.5%
Biotechnology — 0.9%
Natera, Inc.(a)	14,481	2,896,055
Health Care Equipment & Supplies — 6.4%
DexCom, Inc.(a)	53,211	3,341,651
Edwards Lifesciences Corp.(a)	70,000	5,605,600
IDEXX Laboratories, Inc.(a)	9,374	5,267,157
Insulet Corp.(a)	15,300	3,210,552
STERIS PLC	17,900	3,958,227
		21,383,187
Health Care Providers & Services — 2.7%
Cencora, Inc.	22,560	7,086,998
Progyny, Inc.(a)	104,100	1,767,618
		8,854,616
Health Care Technology — 2.2%
Veeva Systems, Inc. - Class A(a)	42,687	7,498,398
Life Sciences Tools & Services — 6.3%
Agilent Technologies, Inc.	45,971	5,239,775
Bio-Techne Corp.	75,775	3,960,001
IQVIA Holdings, Inc.(a)	33,200	5,661,928
Repligen Corp.(a)	21,300	2,509,566
West Pharmaceutical Services, Inc.	13,668	3,425,748
		20,797,018
Total Health Care		61,429,274
Industrials — 21.7%
Aerospace & Defense — 3.0%
HEICO Corp. - Class A	26,600	5,614,994
Howmet Aerospace, Inc.	19,300	4,447,878
		10,062,872
Building Products — 0.8%
Advanced Drainage Systems, Inc.	19,000	2,605,470
Commercial Services & Supplies — 2.8%
Copart, Inc.(a)	197,088	6,543,322
Waste Connections, Inc.	17,000	2,761,480
		9,304,802
Construction & Engineering — 2.0%
Comfort Systems USA, Inc.	4,900	6,757,051

The accompanying notes are an integral part of these financial statements.

41

BUFFALO MID CAP DISCOVERY FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Industrials — (Continued)
Electrical Equipment — 5.4%
AMETEK, Inc.	32,600	$6,988,136
Vertiv Holdings Co. - Class A	43,800	10,975,404
		17,963,540
Professional Services — 5.2%
TransUnion	87,688	6,067,133
Verisk Analytics, Inc.	58,423	11,085,764
		17,152,897
Trading Companies & Distributors — 2.5%
Fastenal Co.	75,500	3,503,200
Ferguson Enterprises, Inc.	20,906	4,876,533
		8,379,733
Total Industrials		72,226,365
Information Technology — 20.7%
Electronic Equipment, Instruments & Components — 2.7%
Amphenol Corp. - Class A	25,324	3,199,687
Corning, Inc.	14,000	1,903,580
Teledyne Technologies, Inc.(a)	6,245	3,778,288
		8,881,555
IT Services — 0.9%
Snowflake, Inc. - Class A(a)	18,844	2,842,052
Semiconductors & Semiconductor Equipment — 6.2%
Analog Devices, Inc.	13,500	4,294,890
Credo Technology Group Holding Ltd.(a)	17,500	1,642,725
Monolithic Power Systems, Inc.	4,177	4,566,923
ON Semiconductor Corp.(a)	45,200	2,798,784
Onto Innovation, Inc.(a)	19,000	3,896,330
Semtech Corp.(a)	20,800	1,599,312
Universal Display Corp.	21,394	1,960,974
		20,759,938
Software — 10.9%
Autodesk, Inc.(a)	16,965	4,061,421
Bentley Systems, Inc. - Class B	58,000	2,036,960
Datadog, Inc. - Class A(a)	15,900	1,876,995
Descartes Systems Group, Inc.(a)	25,000	1,789,000
Guidewire Software, Inc.(a)	32,875	4,916,785
Manhattan Associates, Inc.(a)	15,600	2,076,672
Procore Technologies, Inc.(a)	101,000	5,757,000
Synopsys, Inc.(a)	8,755	3,471,182
Tyler Technologies, Inc.(a)	20,500	7,018,790
Zscaler, Inc.(a)	22,700	3,184,583
		36,189,388
Total Information Technology		68,672,933

The accompanying notes are an integral part of these financial statements.

42

BUFFALO MID CAP DISCOVERY FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Materials — 1.6%
Construction Materials — 1.6%
Vulcan Materials Co.	19,600	$5,337,080
Real Estate — 2.5%
Real Estate Management & Development — 2.5%
CBRE Group, Inc. - Class A(a)	33,500	4,537,910
CoStar Group, Inc.(a)	96,341	3,886,396
Total Real Estate		8,424,306
Utilities — 2.0%
Independent Power and Renewable Electricity Producers — 2.0%
Vistra Corp.	43,950	6,607,004
TOTAL COMMON STOCKS (Cost $262,234,645)		317,979,783
SHORT-TERM INVESTMENTS
Money Market Funds — 5.8%
Fidelity Money Market Government Portfolio - Class I, 3.53%(b)	19,320,159	19,320,159
TOTAL MONEY MARKET FUNDS (Cost $19,320,159)		19,320,159
TOTAL INVESTMENTS — 101.5% (Cost $281,554,804)		337,299,942
Liabilities in Excess of Other Assets — (1.5)%		(4,972,122)
TOTAL NET ASSETS — 100.0%		$332,327,820

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) is used for sector and industry reporting. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

43

BUFFALO MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

	Shares	Value
COMMON STOCKS — 99.4%
Communication Services — 5.8%
Entertainment — 5.8%
Liberty Media Corp.-Liberty Formula One - Class A(a)	30,529	$2,383,704
Live Nation Entertainment, Inc.(a)	18,000	2,745,180
Take-Two Interactive Software, Inc.(a)	6,000	1,185,000
Total Communication Services		6,313,884
Consumer Discretionary — 11.5%
Hotels, Restaurants & Leisure — 7.8%
Airbnb, Inc. - Class A(a)	10,000	1,262,800
Carnival Corp.	50,000	1,294,000
Hilton Worldwide Holdings, Inc.	11,500	3,496,920
Vail Resorts, Inc.	13,000	1,668,160
Wingstop, Inc.	5,000	774,850
		8,496,730
Specialty Retail — 1.2%
Tractor Supply Co.	28,000	1,268,400
Textiles, Apparel & Luxury Goods — 2.5%
Birkenstock Holding PLC(a)	40,000	1,433,200
NIKE, Inc. - Class B	25,000	1,320,500
		2,753,700
Total Consumer Discretionary		12,518,830
Financials — 8.1%
Capital Markets — 5.6%
Moody’s Corp.	3,500	1,526,875
MSCI, Inc.	8,500	4,581,585
		6,108,460
Insurance — 2.5%
Kinsale Capital Group, Inc.	7,900	2,699,114
Total Financials		8,807,574
Health Care — 20.9%
Health Care Equipment & Supplies — 2.4%
Alphatec Holdings, Inc.(a)	100,000	1,088,000
STERIS PLC	7,000	1,547,910
		2,635,910
Health Care Providers & Services — 5.3%
Cardinal Health, Inc.	13,000	2,747,030
Encompass Health Corp.	18,000	1,741,140
Progyny, Inc.(a)	74,300	1,261,614
		5,749,784
Health Care Technology — 2.7%
Veeva Systems, Inc. - Class A(a)	16,850	2,959,871

The accompanying notes are an integral part of these financial statements.

44

BUFFALO MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Health Care — (Continued)
Life Sciences Tools & Services — 10.5%
Agilent Technologies, Inc.	16,000	$1,823,680
Bio-Rad Laboratories, Inc. - Class A(a)	7,500	2,090,625
Bio-Techne Corp.	34,800	1,818,648
IQVIA Holdings, Inc.(a)	13,000	2,217,020
Mettler-Toledo International, Inc.(a)	1,300	1,639,560
Stevanato Group SpA	135,000	1,856,250
		11,445,783
Total Health Care		22,791,348
Industrials — 25.5%(b)
Aerospace & Defense — 1.0%
TransDigm Group, Inc.	900	1,043,064
Commercial Services & Supplies — 4.3%
Copart, Inc.(a)	84,000	2,788,800
RB Global, Inc.	20,000	1,917,000
		4,705,800
Construction & Engineering — 2.4%
Comfort Systems USA, Inc.	1,900	2,620,081
Electrical Equipment — 6.3%
AMETEK, Inc.	12,300	2,636,628
Vertiv Holdings Co. - Class A	17,000	4,259,860
		6,896,488
Machinery — 2.3%
Federal Signal Corp.	11,000	1,189,540
Graco, Inc.	15,000	1,269,750
		2,459,290
Professional Services — 6.6%
Equifax, Inc.	21,000	3,781,470
Verisk Analytics, Inc.	18,100	3,434,475
		7,215,945
Trading Companies & Distributors — 2.6%
Fastenal Co.	30,000	1,392,000
Ferguson Enterprises, Inc.	6,300	1,469,538
		2,861,538
Total Industrials		27,802,206
Information Technology — 15.5%
Electronic Equipment, Instruments & Components — 1.3%
Badger Meter, Inc.	9,500	1,447,325
IT Services — 0.7%
Snowflake, Inc. - Class A(a)	5,045	760,887

The accompanying notes are an integral part of these financial statements.

45

BUFFALO MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Information Technology — (Continued)
Semiconductors & Semiconductor Equipment — 4.3%
ON Semiconductor Corp.(a)	43,310	$2,681,755
Onto Innovation, Inc.(a)	10,000	2,050,700
		4,732,455
Software — 8.0%
Guidewire Software, Inc.(a)	11,200	1,675,072
Manhattan Associates, Inc.(a)	7,400	985,088
Procore Technologies, Inc.(a)	55,000	3,135,000
Tyler Technologies, Inc.(a)	8,500	2,910,230
		8,705,390
Technology Hardware, Storage & Peripherals — 1.2%
Everpure, Inc. - Class A(a)	22,000	1,298,880
Total Information Technology		16,944,937
Materials — 3.4%
Construction Materials — 3.4%
James Hardie Industries PLC(a)	97,200	1,840,968
Martin Marietta Materials, Inc.	3,250	1,913,210
Total Materials		3,754,178
Real Estate — 4.8%
Real Estate Management & Development — 4.8%
CBRE Group, Inc. - Class A(a)	27,000	3,657,420
CoStar Group, Inc.(a)	40,000	1,613,600
Total Real Estate		5,271,020
Utilities — 3.9%
Independent Power and Renewable Electricity Producers — 2.1%
Vistra Corp.	15,500	2,330,115
Water Utilities — 1.8%
California Water Service Group	42,500	1,926,950
Total Utilities		4,257,065
TOTAL COMMON STOCKS (Cost $78,012,613)		108,461,042
SHORT-TERM INVESTMENTS
Money Market Funds — 0.7%
Fidelity Money Market Government Portfolio - Class I, 3.53%(c)	717,945	717,945
TOTAL MONEY MARKET FUNDS (Cost $717,945)		717,945
TOTAL INVESTMENTS — 100.1% (Cost $78,730,558)		109,178,987
Liabilities in Excess of Other Assets — (0.1)%		(59,067)
TOTAL NET ASSETS — 100.0%		$109,119,920

The accompanying notes are an integral part of these financial statements.

46

BUFFALO MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)
Percentages are stated as a percent of net assets.
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) is used for sector and industry reporting. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

47

BUFFALO SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

	Shares	Value
COMMON STOCKS — 96.3%
Consumer Discretionary — 9.4%
Automobile Components — 1.1%
Dorman Products, Inc.(a)	40,065	$4,181,183
Broadline Retail — 0.8%
Ollie’s Bargain Outlet Holdings, Inc.(a)	36,350	3,345,654
Hotels, Restaurants & Leisure — 1.6%
Dutch Bros, Inc. - Class A(a)	58,620	2,969,689
First Watch Restaurant Group, Inc.(a)	309,387	3,242,376
		6,212,065
Household Durables — 1.9%
Champion Homes, Inc.(a)	97,270	7,233,970
Specialty Retail — 4.0%
Boot Barn Holdings, Inc.(a)	29,160	4,267,858
Floor & Decor Holdings, Inc. - Class A(a)	60,475	3,072,130
Valvoline, Inc.(a)	139,025	4,682,362
Warby Parker, Inc. - Class A(a)	167,680	3,533,017
		15,555,367
Total Consumer Discretionary		36,528,239
Consumer Staples — 1.9%
Beverages — 1.1%
Celsius Holdings, Inc.(a)	113,750	4,035,850
Personal Care Products — 0.8%
elf Beauty, Inc.(a)	52,900	3,206,269
Total Consumer Staples		7,242,119
Energy — 5.8%
Energy Equipment & Services — 4.4%
Cactus, Inc. - Class A	158,290	7,498,197
Patterson-UTI Energy, Inc.	386,840	4,189,477
Solaris Energy Infrastructure, Inc.	96,950	5,478,645
		17,166,319
Oil, Gas & Consumable Fuels — 1.4%
Matador Resources Co.	84,935	5,366,193
Total Energy		22,532,512
Financials — 10.7%
Capital Markets — 4.9%
Hamilton Lane Inc. - Class A	19,053	1,893,868
PJT Partners, Inc. - Class A	34,585	4,832,217
WisdomTree, Inc.	841,830	12,257,045
		18,983,130

The accompanying notes are an integral part of these financial statements.

48

BUFFALO SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Financials — (Continued)
Financial Services — 2.0%
Paymentus Holdings, Inc. - Class A(a)	164,510	$4,178,554
Shift4 Payments, Inc. - Class A(a)	83,092	3,633,613
		7,812,167
Insurance — 3.8%
Baldwin Insurance Group, Inc. - Class A(a)	96,920	2,126,425
Kinsale Capital Group, Inc.	15,130	5,169,316
Palomar Holdings, Inc.(a)	63,823	7,626,848
		14,922,589
Total Financials		41,717,886
Health Care — 21.3%
Biotechnology — 5.2%
Arcutis Biotherapeutics, Inc.(a)	147,420	3,473,215
Arrowhead Pharmaceuticals, Inc.(a)	35,780	2,243,406
Halozyme Therapeutics, Inc.(a)	111,449	7,202,949
Ionis Pharmaceuticals, Inc.(a)	29,105	2,185,494
Vericel Corp.(a)	88,880	2,859,270
Zymeworks, Inc.(a)	88,800	2,223,552
		20,187,886
Health Care Equipment & Supplies — 2.1%
Establishment Labs Holdings, Inc.(a)	73,415	4,168,504
Lantheus Holdings, Inc.(a)	40,385	3,063,202
PROCEPT BioRobotics Corp.(a)	42,735	1,068,802
		8,300,508
Health Care Providers & Services — 6.8%
Castle Biosciences, Inc.(a)	239,614	5,882,524
HealthEquity, Inc.(a)	74,969	6,265,159
Hinge Health, Inc. - Class A(a)	105,450	4,066,152
Option Care Health, Inc.(a)	290,600	7,822,952
Privia Health Group, Inc.(a)	124,535	2,561,685
		26,598,472
Health Care Technology — 1.1%
Waystar Holding Corp.(a)	169,730	4,092,190
Life Sciences Tools & Services — 3.0%
Medpace Holdings, Inc.(a)	12,455	5,980,766
OmniAb, Inc. - 12.50 Earnout(a)(b)	47,436	475
OmniAb, Inc. - 15.00 Earnout(a)(b)	47,436	474
Repligen Corp.(a)	48,280	5,688,350
		11,670,065
Pharmaceuticals — 3.1%
Ligand Pharmaceuticals, Inc.(a)	60,342	12,047,281
Total Health Care		82,896,402

The accompanying notes are an integral part of these financial statements.

49

BUFFALO SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Industrials — 27.5%(c)
Aerospace & Defense — 0.7%
AeroVironment, Inc.(a)	14,715	$2,693,581
Building Products — 4.3%
Advanced Drainage Systems, Inc.	54,880	7,525,694
Modine Manufacturing Co.(a)	23,740	5,144,696
Trex Co., Inc.(a)	106,705	3,886,196
		16,556,586
Commercial Services & Supplies — 0.9%
Casella Waste Systems, Inc. - Class A(a)	43,355	3,439,786
Construction & Engineering — 6.7%
Argan, Inc.	9,590	5,223,193
Everus Construction Group, Inc.(a)	54,595	6,445,486
MYR Group, Inc.(a)	31,890	9,003,185
Sterling Infrastructure, Inc.(a)	13,075	5,325,055
		25,996,919
Electrical Equipment — 0.8%
Bloom Energy Corp. - Class A(a)	23,395	3,169,788
Machinery — 7.0%
ESCO Technologies, Inc.	30,865	8,684,485
JBT Marel Corp.	75,275	9,625,414
Kadant, Inc.	14,540	4,250,769
Kornit Digital Ltd.(a)	326,205	4,782,166
		27,342,834
Professional Services — 3.3%
FTI Consulting, Inc.(a)	25,400	4,489,958
ICF International, Inc.	31,404	2,050,367
TIC Solutions, Inc.(a)	291,428	1,917,597
Willdan Group, Inc.(a)	54,220	4,151,083
		12,609,005
Trading Companies & Distributors — 3.8%
SiteOne Landscape Supply, Inc.(a)	37,190	4,950,361
Transcat, Inc.(a)	40,000	2,938,000
WESCO International, Inc.	19,855	5,432,725
Xometry, Inc. - Class A(a)	38,315	1,564,784
		14,885,870
Total Industrials		106,694,369
Information Technology — 19.7%
Communications Equipment — 1.8%
Ciena Corp.(a)	17,555	6,815,378

The accompanying notes are an integral part of these financial statements.

50

BUFFALO SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Information Technology — (Continued)
Electronic Equipment, Instruments & Components — 4.0%
Mirion Technologies, Inc.(a)	164,460	$3,057,312
Napco Security Technologies, Inc.	138,980	5,474,422
Novanta, Inc.(a)	59,255	6,998,608
		15,530,342
Semiconductors & Semiconductor Equipment — 10.6%
Credo Technology Group Holding Ltd.(a)	31,795	2,984,597
Onto Innovation, Inc.(a)	35,645	7,309,720
Semtech Corp.(a)	32,625	2,508,536
Silicon Laboratories, Inc.(a)	62,330	12,973,989
Silicon Motion Technology Corp. - ADR	42,295	4,749,306
SiTime Corp.(a)	17,705	6,114,422
Universal Display Corp.	51,593	4,729,014
		41,369,584
Software — 3.3%
Intapp, Inc.(a)	69,055	1,774,023
Pegasystems, Inc.	95,185	4,051,073
Tenable Holdings, Inc.(a)	139,050	2,352,031
Varonis Systems, Inc.(a)	95,245	2,044,910
Vertex, Inc. - Class A(a)	229,357	2,727,055
		12,949,092
Total Information Technology		76,664,396
TOTAL COMMON STOCKS (Cost $314,456,562)		374,275,923
SHORT-TERM INVESTMENTS
Money Market Funds — 3.8%
Fidelity Money Market Government Portfolio - Class I, 3.53%(d)	14,803,029	14,803,029
TOTAL MONEY MARKET FUNDS (Cost $14,803,029)		14,803,029
TOTAL INVESTMENTS — 100.1% (Cost $329,259,591)		389,078,952
Liabilities in Excess of Other Assets — (0.1)%		(549,381)
TOTAL NET ASSETS — 100.0%		$388,529,571

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) is used for sector and industry reporting. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

51

BUFFALO SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)
(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by the Board of Trustees and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $949 or 0.0% of net assets as of March 31, 2026.

(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

52

BUFFALO FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026

	Buffalo Blue Chip Growth Fund	Buffalo Early Stage Growth Fund	Buffalo Flexible Allocation Fund	Buffalo Growth Fund	Buffalo Growth & Income Fund
ASSETS:
Investments in securities, at cost	$81,496,339	$ 54,580,451	$ 154,810,128	$55,878,606	$67,146,574
Investments in securities, at value	$ 159,091,365	$ 61,231,488	$ 464,284,131	$ 161,509,820	$ 166,663,202
Receivables:
Investments sold	—	126,615	—	—	—
Fund shares sold	49,593	3,727	20,853	8,333	53,485
Dividends	56,250	12,738	544,384	27,899	214,558
Interest	—	—	—	—	2,623
Other assets	17,301	16,011	15,148	17,048	14,593
Total assets	159,214,509	61,390,579	464,864,516	161,563,100	166,948,461
LIABILITIES:
Payables:
Written options, at value(a) (Note 6)	—	—	115,880	—	—
Fund shares purchased	12,430	109,928	214,541	155,706	39,654
Management fees (Note 3)	134,901	85,921	441,223	139,927	143,425
Accrued shareholder service fees - Investor Class (Note 5)	12,048	9,176	97,396	21,514	14,268
Total liabilities	159,379	205,025	869,040	317,147	197,347
NET ASSETS	$ 159,055,130	$ 61,185,554	$ 463,995,476	$ 161,245,953	$166,751,114
Net Assets Consist of:
Paid-in capital	$79,122,160	$ 53,335,882	$141,374,392	$47,875,331	$67,667,869
Total distributable earnings (accumulated deficit)	79,932,970	7,849,672	322,621,084	113,370,622	99,083,245
NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$ 159,055,130	$ 61,185,554	$ 463,995,476	$ 161,245,953	$166,751,114
Net Assets - Investor Class	41,414,304	25,775,625	263,994,483	72,175,320	42,835,143
Outstanding Shares - Investor Class	762,565	1,671,527	12,038,235	2,208,817	1,255,926
NET ASSET VALUE PER SHARE - Investor Class	$54.31	$15.42	$21.93	$32.68	$34.11
Net Assets - Institutional Class	117,640,826	35,409,929	200,000,993	89,070,633	123,915,971
Outstanding Shares - Institutional Class	2,146,558	2,273,848	9,126,549	2,698,737	3,631,781
NET ASSET VALUE PER SHARE - Institutional Class	$54.80	$15.57	$21.91	$33.00	$34.12
Capital shares, $1.00 par value:
Authorized	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
(a) Written options, premiums received	—	—	$99,995	—	—

The accompanying notes are an integral part of these financial statements.

53

BUFFALO FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026(Continued)

	Buffalo High Yield Fund	Buffalo International Fund	Buffalo Mid Cap Discovery Fund	Buffalo Mid Cap Growth Fund	Buffalo Small Cap Growth Fund
ASSETS:
Investments in securities, at cost	$ 652,679,420	$ 449,600,037	$ 281,554,804	$78,730,558	$ 329,259,591
Foreign currencies, at cost	—	1,696,096	—	—	—
Investments in securities, at value	$ 655,050,810	$ 796,018,852	$ 337,299,942	$ 109,178,987	$ 389,078,952
Cash	384,536	41,241	—	—	—
Foreign currencies, at value	—	1,693,457	—	—	—
Receivables:
Investments sold	2,238,012	—	1,030,473	—	—
Fund shares sold	788,044	404,374	131,597	12,404	32,515
Dividends	129,159	3,868,994	120,656	54,418	106,787
Interest	9,842,031	—	—	—	—
Other assets	25,996	32,049	23,816	14,952	23,540
Total assets	668,458,588	802,058,967	338,606,484	109,260,761	389,241,794
LIABILITIES:
Payables:
Investments purchased	4,977,500	2,882,459	—	—	—
Fund shares purchased	1,760,935	583,778	5,794,493	13,353	221,269
Payable to custodian	—	3,742	—	—	—
Management fees (Note 3)	635,734	804,427	347,065	107,794	397,528
Accrued shareholder service fees - Investor Class (Note 5)	30,586	61,208	137,106	19,694	93,426
Custodian fees (Note 3)	—	31,150	—	—	—
Total liabilities	7,404,755	4,366,764	6,278,664	140,841	712,223
NET ASSETS	$ 661,053,833	$ 797,692,203	$ 332,327,820	$109,119,920	$ 388,529,571
Net Assets Consist of:
Paid-in capital	$ 687,296,926	$448,522,611	$266,865,702	$71,324,443	$377,470,544
Total distributable earnings (accumulated deficit)	(26,243,093)	349,169,592	65,462,118	37,795,477	11,059,027
NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$ 661,053,833	$ 797,692,203	$ 332,327,820	$109,119,920	$ 388,529,571
Net Assets - Investor Class	112,086,839	213,632,872	251,701,864	49,397,053	256,192,911
Outstanding Shares - Investor Class	10,812,067	9,117,000	15,016,581	3,740,335	18,003,160
NET ASSET VALUE PER SHARE - Investor Class	$10.37	$23.43	$16.76	$13.21	$14.23
Net Assets - Institutional Class	548,966,994	584,059,331	80,625,956	59,722,867	132,336,660
Outstanding Shares - Institutional Class	53,105,496	24,915,625	4,739,489	4,467,105	9,220,267
NET ASSET VALUE PER SHARE - Institutional Class	$10.34	$23.44	$17.01	$13.37	$14.35
Capital shares, $1.00 par value:
Authorized	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited

The accompanying notes are an integral part of these financial statements.

54

BUFFALO FUNDS
Statements of Operations
For the Year Ended March 31, 2026

	Buffalo Blue Chip Growth Fund	Buffalo Early Stage Growth Fund	Buffalo Flexible Allocation Fund	Buffalo Growth Fund	Buffalo Growth & Income Fund
INVESTMENT INCOME:
Interest	$—	$—	$—	$—	$60,272
Dividends from securities	1,246,908	274,401	12,313,981	806,328	3,175,076
Foreign tax withheld	(10,025)	—	(15,140)	(1,004)	—
Total investment income	1,236,883	274,401	12,298,841	805,324	3,235,348
EXPENSES:
Management fees (Note 3)	1,208,057	856,925	3,836,214	1,358,206	1,301,809
Shareholder service fees - Investor Class (Note 5)	52,704	38,122	379,474	103,981	63,983
Registration fees	35,651	33,650	35,898	32,446	38,219
Other expenses	2,005	1,073	5,181	2,231	2,126
Total expenses	1,298,417	929,770	4,256,767	1,496,864	1,406,137
Net investment income (loss)	(61,534)	(655,369)	8,042,074	(691,540)	1,829,211
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	9,513,220	11,544,822	28,753,703	15,506,009	233,007
Written options (Note 6)	—	—	281,802	—	—
Net change in unrealized appreciation/ depreciation during the year on:
Investments	14,062,420	(5,444,192)	18,905,809	1,318,116	14,181,229
Written options (Note 6)	—	—	(20,483)	—	—
Net realized and unrealized gain (loss)	23,575,640	6,100,630	47,920,831	16,824,125	14,414,236
Net increase (decrease) in net assets resulting from operations	$ 23,514,106	$5,445,261	$ 55,962,905	$ 16,132,585	$ 16,243,447

The accompanying notes are an integral part of these financial statements.

55

BUFFALO FUNDS
Statements of Operations
For the Year Ended March 31, 2026(Continued)

	Buffalo High Yield Fund	Buffalo International Fund	Buffalo Mid Cap Discovery Fund	Buffalo Mid Cap Growth Fund	Buffalo Small Cap Growth Fund
INVESTMENT INCOME:
Interest	$52,309,303	$—	$—	$—	$—
Dividends from securities	2,253,764	16,266,680	2,526,648	771,676	2,037,427
Foreign tax withheld	—	(1,575,335)	(9,506)	(3,993)	—
Total investment income	54,563,067	14,691,345	2,517,142	767,683	2,037,427
EXPENSES:
Management fees (Note 3)	5,810,056	7,653,958	4,282,014	1,122,219	4,037,489
Shareholder service fees - Investor Class (Note 5)	188,529	361,102	571,098	86,891	375,627
Registration fees	76,808	59,449	40,457	34,316	38,861
Custody fees (Note 3)	—	208,533	—	—	—
Other expenses	7,051	9,941	7,037	1,802	6,251
Total expenses	6,082,444	8,292,983	4,900,606	1,245,228	4,458,228
Net investment income (loss)	48,480,623	6,398,362	(2,383,464)	(477,545)	(2,420,801)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(19,630,270)	8,825,857	57,753,439	15,392,011	35,043,988
Foreign currency transactions	—	(585,138)	—	—	—
Net change in unrealized appreciation/ depreciation during the year on:
Investments	1,891,320	67,791,521	(69,816,875)	(21,790,833)	2,945,417
Foreign currency translations	—	91,828	—	—	—
Net realized and unrealized gain (loss)	(17,738,950)	76,124,068	(12,063,436)	(6,398,822)	37,989,405
Net increase (decrease) in net assets resulting from operations	$30,741,673	$ 82,522,430	$ (14,446,900)	$(6,876,367)	$ 35,568,604

The accompanying notes are an integral part of these financial statements.

56

BUFFALO FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Buffalo Blue Chip Growth Fund		Buffalo Early Stage Growth Fund		Buffalo Flexible Allocation Fund
	Year Ended March 31,		Year Ended March 31,		Year Ended March 31,
	2026	2025	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$(61,534)	$31,473	$ (655,369)	$(567,121)	$8,042,074	$7,652,632
Net realized gain (loss)	9,513,220	8,694,654	11,544,822	3,423,130	29,035,505	23,196,299
Net change in unrealized appreciation/ depreciation	14,062,420	(1,937,189)	(5,444,192)	(7,673,965)	18,885,326	(6,618,883)
Net increase (decrease) in net assets resulting from operations	23,514,106	6,788,938	5,445,261	(4,817,956)	55,962,905	24,230,048
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings:
Investor Class	(2,911,476)	(1,660,327)	(1,471,450)	—	(22,028,685)	(10,550,607)
Institutional Class	(7,915,318)	(3,783,718)	(1,786,843)	—	(16,717,570)	(7,352,269)
Total distributions	(10,826,794)	(5,444,045)	(3,258,293)	—	(38,746,255)	(17,902,876)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	4,614,653	12,839,712	1,055,369	893,344	3,897,301	8,967,443
Institutional Class	12,783,060	13,177,834	8,137,624	1,551,735	10,157,537	12,123,710
Reinvested dividends and distributions
Investor Class	2,795,511	1,599,366	1,428,390	—	21,725,522	10,417,843
Institutional Class	7,712,164	3,709,659	1,737,735	—	13,718,384	6,039,903
Shares issued	27,905,388	31,326,571	12,359,118	2,445,079	49,498,744	37,548,899
Redemptions
Investor Class	(7,254,810)	(11,653,077)	(8,877,356)	(11,422,619)	(49,174,524)	(44,675,153)
Institutional Class	(11,744,039)	(13,078,105)	(5,046,727)	(3,835,002)	(21,063,575)	(21,109,359)
Shares repurchased	(18,998,849)	(24,731,182)	(13,924,083)	(15,257,621)	(70,238,099)	(65,784,512)
Net increase (decrease) from capital share transactions	8,906,539	6,595,389	(1,564,965)	(12,812,542)	(20,739,355)	(28,235,613)
Total increase (decrease) in net assets	21,593,851	7,940,282	622,003	(17,630,498)	(3,522,705)	(21,908,441)
NET ASSETS:
Beginning of year	137,461,279	129,520,997	60,563,551	78,194,049	467,518,181	489,426,622
End of year	$159,055,130	$137,461,279	$61,185,554	$60,563,551	$463,995,476	$467,518,181
Fund share transactions:
Shares sold
Investor Class	78,731	248,756	64,614	54,801	184,307	427,869
Institutional Class	223,507	247,975	492,203	95,158	479,501	579,444
	302,238	496,731	556,817	149,959	663,808	1,007,313
Reinvested dividends and distributions
Investor Class	47,019	28,901	89,892	—	1,057,413	493,371
Institutional Class	128,549	66,541	108,338	—	667,880	286,115
	175,568	95,442	198,230	—	1,725,293	779,486
Shares issued	477,806	592,173	755,047	149,959	2,389,101	1,786,799
Shares repurchased
Investor Class	(127,476)	(224,423)	(540,393)	(700,543)	(2,331,375)	(2,127,628)
Institutional Class	(201,863)	(247,728)	(307,087)	(233,877)	(992,943)	(1,009,263)
Total shares repurchased	(329,339)	(472,151)	(847,480)	(934,420)	(3,324,318)	(3,136,891)
Net increase (decrease) in fund shares	148,467	120,022	(92,433)	(784,461)	(935,217)	(1,350,092)

The accompanying notes are an integral part of these financial statements.

57

BUFFALO FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Buffalo Growth Fund		Buffalo Growth & Income Fund
	Year Ended March 31,		Year Ended March 31,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$(691,540)	$(577,396)	$1,829,211	$1,933,885
Net realized gain (loss)	15,506,009	16,508,973	233,007	608,273
Net change in unrealized appreciation/depreciation	1,318,116	(8,867,579)	14,181,229	8,685,534
Net increase (decrease) in net assets resulting from operations	16,132,585	7,063,998	16,243,447	11,227,692
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings:
Investor Class	(5,016,648)	(6,671,101)	(429,999)	(837,877)
Institutional Class	(6,022,440)	(7,770,913)	(1,278,279)	(2,057,216)
Return of capital:
Investor Class	—	—	(286,207)	—
Institutional Class	—	—	(908,295)	—
Total distributions	(11,039,088)	(14,442,014)	(2,902,780)	(2,895,093)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,863,291	2,715,058	7,104,040	7,640,430
Institutional Class	3,071,233	6,586,434	10,285,431	17,506,947
Reinvested dividends and distributions
Investor Class	4,925,660	6,557,681	709,327	832,550
Institutional Class	5,859,942	7,581,307	2,068,655	1,967,359
Shares issued	15,720,126	23,440,480	20,167,453	27,947,286
Redemptions
Investor Class	(11,146,366)	(20,865,184)	(13,646,478)	(21,175,441)
Institutional Class	(10,595,787)	(11,970,871)	(16,659,665)	(16,121,740)
Shares repurchased	(21,742,153)	(32,836,055)	(30,306,143)	(37,297,181)
Net increase (decrease) from capital share transactions	(6,022,027)	(9,395,575)	(10,138,690)	(9,349,895)
Total increase (decrease) in net assets	(928,530)	(16,773,591)	3,201,977	(1,017,296)
NET ASSETS:
Beginning of year	162,174,483	178,948,074	163,549,137	164,566,433
End of year	$161,245,953	$162,174,483	$166,751,114	$163,549,137
Fund share transactions:
Shares sold
Investor Class	51,738	79,657	218,990	246,754
Institutional Class	84,760	189,748	310,936	548,770
	136,498	269,405	529,926	795,524
Reinvested dividends and distributions
Investor Class	130,516	184,412	20,795	27,359
Institutional Class	153,804	211,532	60,601	64,341
	284,320	395,944	81,396	91,700
Shares issued	420,818	665,349	611,322	887,224
Shares repurchased
Investor Class	(309,381)	(615,930)	(403,798)	(687,639)
Institutional Class	(290,585)	(341,874)	(488,060)	(509,266)
Total Shares Repurchased	(599,966)	(957,804)	(891,858)	(1,196,905)
Net increase (decrease) in fund shares	(179,148)	(292,455)	(280,536)	(309,681)

The accompanying notes are an integral part of these financial statements.

58

BUFFALO FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Buffalo High Yield Fund		Buffalo International Fund		Buffalo Mid Cap Discovery Fund
	Year Ended March 31,		Year Ended March 31,		Year Ended March 31,
	2026	2025	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$48,480,623	$41,202,436	$6,398,362	$7,802,005	$(2,383,464)	$(3,101,320)
Net realized gain (loss)	(19,630,270)	3,750,720	8,240,719	194,351	57,753,439	111,993,317
Net change in unrealized appreciation/ depreciation	1,891,320	(6,428,744)	67,883,349	(30,415,485)	(69,816,875)	(152,645,900)
Net increase (decrease) in net assets resulting from operations	30,741,673	38,524,412	82,522,430	(22,419,129)	(14,446,900)	(43,753,903)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings:
Investor Class	(8,678,525)	(8,655,443)	(1,979,545)	(2,222,924)	(62,246,305)	(47,239,639)
Institutional Class	(40,645,495)	(32,458,150)	(6,740,531)	(6,786,829)	(19,731,208)	(15,361,167)
Total distributions	(49,324,020)	(41,113,593)	(8,720,076)	(9,009,753)	(81,977,513)	(62,600,806)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	40,205,711	84,724,163	27,865,289	43,682,666	10,047,363	17,395,647
Institutional Class	164,381,702	278,346,820	142,645,795	200,836,401	9,643,581	19,377,296
Reinvested dividends and distributions
Investor Class	8,356,885	8,317,045	1,915,586	2,129,921	60,621,989	46,058,889
Institutional Class	36,490,436	29,027,030	6,568,990	6,223,550	19,529,350	14,648,024
Shares issued	249,434,734	400,415,058	178,995,660	252,872,538	99,842,283	97,479,856
Redemptions
Investor Class	(73,310,349)	(59,634,228)	(87,461,750)	(138,758,277)	(178,394,090)	(185,990,842)
Institutional Class	(162,177,960)	(120,074,157)	(245,030,057)	(285,782,748)	(64,784,705)	(67,081,614)
Shares repurchased	(235,488,309)	(179,708,385)	(332,491,807)	(424,541,025)	(243,178,795)	(253,072,456)
Net increase (decrease) from capital share transactions	13,946,425	220,706,673	(153,496,147)	(171,668,487)	(143,336,512)	(155,592,600)
Total increase (decrease) in net assets	(4,635,922)	218,117,492	(79,693,793)	(203,097,369)	(239,760,925)	(261,947,309)
NET ASSETS:
Beginning of year	665,689,755	447,572,263	877,385,996	1,080,483,365	572,088,745	834,036,054
End of year	$661,053,833	$665,689,755	$797,692,203	$877,385,996	$332,327,820	$572,088,745
Fund share transactions:
Shares sold
Investor Class	3,783,458	7,902,428	1,192,288	1,987,403	484,567	716,478
Institutional Class	15,517,717	25,974,767	6,096,040	9,149,935	447,906	786,529
	19,301,175	33,877,195	7,288,328	11,137,338	932,473	1,503,007
Reinvested dividends and distributions
Investor Class	789,789	777,428	81,544	102,845	3,182,257	1,884,570
Institutional Class	3,457,749	2,714,535	279,615	300,364	1,010,313	593,278
	4,247,538	3,491,963	361,159	403,209	4,192,570	2,477,848
Shares issued	23,548,713	37,369,158	7,649,487	11,540,547	5,125,043	3,980,855
Shares repurchased
Investor Class	(6,939,774)	(5,580,139)	(3,748,918)	(6,336,259)	(8,554,593)	(7,651,118)
Institutional Class	(15,366,308)	(11,206,350)	(10,391,455)	(13,088,054)	(3,075,266)	(2,714,639)
Total shares repurchased	(22,306,082)	(16,786,489)	(14,140,373)	(19,424,313)	(11,629,859)	(10,365,757)
Net increase (decrease) in fund shares	1,242,631	20,582,669	(6,490,886)	(7,883,766)	(6,504,816)	(6,384,902)

The accompanying notes are an integral part of these financial statements.

59

BUFFALO FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Buffalo Mid Cap Growth Fund		Buffalo Small Cap Growth Fund
	Year Ended March 31,		Year Ended March 31,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$(477,545)	$(490,091)	$(2,420,801)	$(2,913,660)
Net realized gain (loss)	15,392,011	11,905,813	35,043,988	31,287,852
Net change in unrealized appreciation/depreciation	(21,790,833)	(16,784,529)	2,945,417	(79,174,165)
Net increase (decrease) in net assets resulting from operations	(6,876,367)	(5,368,807)	35,568,604	(50,799,973)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings:
Investor Class	(5,584,142)	(4,624,887)	—	—
Institutional Class	(6,141,097)	(4,807,061)	—	—
Total distributions	(11,725,239)	(9,431,948)	—	—
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	967,800	1,205,159	9,617,754	16,211,861
Institutional Class	6,189,513	5,914,584	15,992,709	41,636,454
Reinvested dividends and distributions
Investor Class	5,528,764	4,591,201	—	—
Institutional Class	6,015,478	4,727,317	—	—
Shares issued	18,701,555	16,438,261	25,610,463	57,848,315
Redemptions
Investor Class	(13,224,634)	(14,373,472)	(101,570,909)	(131,986,530)
Institutional Class	(12,389,406)	(9,693,459)	(76,766,456)	(75,363,580)
Shares repurchased	(25,614,040)	(24,066,931)	(178,337,365)	(207,350,110)
Net increase (decrease) from capital share transactions	(6,912,485)	(7,628,670)	(152,726,902)	(149,501,795)
Total increase (decrease) in net assets	(25,514,091)	(22,429,425)	(117,158,298)	(200,301,768)
NET ASSETS:
Beginning of year	134,634,011	157,063,436	505,687,869	705,989,637
End of year	$109,119,920	$134,634,011	$388,529,571	$505,687,869
Fund share transactions:
Shares sold
Investor Class	62,883	72,476	670,650	1,115,002
Institutional Class	404,876	352,814	1,096,631	2,821,078
	467,759	425,290	1,767,281	3,936,080
Reinvested dividends and distributions
Investor Class	377,390	265,234	—	—
Institutional Class	405,902	270,596	—	—
	783,292	535,830	—	—
Shares issued	1,251,051	961,120	1,767,281	3,936,080
Shares repurchased
Investor Class	(854,617)	(863,475)	(6,890,962)	(9,008,122)
Institutional Class	(781,602)	(575,827)	(5,265,360)	(5,117,528)
Total shares repurchased	(1,636,219)	(1,439,302)	(12,156,322)	(14,125,650)
Net increase (decrease) in fund shares	(385,168)	(478,182)	(10,389,041)	(10,189,570)

The accompanying notes are an integral part of these financial statements.

60

BUFFALO BLUE CHIP GROWTH FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	Year Ended March 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$49.52	$48.83	$35.13	$40.21	$46.23
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.07)	(0.03)	0.03	(0.01)	(0.16)
Net realized and unrealized gain (loss) on investments(b)	8.83	2.69	13.68	(4.12)	5.59
Total from investment operations	8.76	2.66	13.71	(4.13)	5.43
LESS DISTRIBUTIONS:
Net investment income	(0.11)	(0.06)	(0.01)	—	—
Net realized gains	(3.86)	(1.91)	—	(0.95)	(11.45)
Total distributions	(3.97)	(1.97)	(0.01)	(0.95)	(11.45)
Net asset value, end of year	$54.31	$49.52	$48.83	$35.13	$40.21
Total return	17.00%	5.03%	39.04%	−10.08%	10.23%
SUPPLEMENTAL DATA AND RATIOS:(c)
Net assets, end of year (in thousands)	$41,414	$37,844	$34,720	$27,414	$35,391
Ratio of expenses to average net assets	0.90%	0.89%	0.88%	0.94%	0.93%
Ratio of net investment income (loss) to average net assets	(0.13)%	(0.06)%	0.08%	(0.03)%	(0.34)%
Portfolio turnover rate(d)	52%	53%	36%	46%	83%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(d)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

61

BUFFALO BLUE CHIP GROWTH FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	Year Ended March 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$49.90	$49.13	$35.32	$40.37	$46.30
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.00)(b)	0.03	0.08	0.04	(0.09)
Net realized and unrealized gain (loss) on investments(c)	8.89	2.71	13.76	(4.14)	5.61
Total from investment operations	8.89	2.74	13.84	(4.10)	5.52
LESS DISTRIBUTIONS:
Net investment income	(0.13)	(0.06)	(0.03)	—	—
Net realized gains	(3.86)	(1.91)	—	(0.95)	(11.45)
Total distributions	(3.99)	(1.97)	(0.03)	(0.95)	(11.45)
Net asset value, end of year	$54.80	$49.90	$49.13	$35.32	$40.37
Total return	17.15%	5.16%	39.19%	−9.97%	10.42%
SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of year (in thousands)	$117,641	$99,617	$94,801	$66,876	$78,082
Ratio of expenses to average net assets	0.77%	0.77%	0.78%	0.79%	0.78%
Ratio of net investment income (loss) to average net assets	(0.01)%	0.06%	0.18%	0.11%	(0.19)%
Portfolio turnover rate(e)	52%	53%	36%	46%	83%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the years.
(b)	Amount represents less than $0.005 per share.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

62

BUFFALO EARLY STAGE GROWTH FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	Year Ended March 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$14.94	$16.16	$15.05	$17.75	$23.88
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.17)	(0.13)	(0.11)	(0.17)	(0.28)
Net realized and unrealized gain (loss) on investments(b)	1.48	(1.09)	1.22	(2.36)	(2.60)
Total from investment operations	1.31	(1.22)	1.11	(2.53)	(2.88)
LESS DISTRIBUTIONS:
Net realized gains	(0.83)	—	—	(0.17)	(3.25)
Total distributions	(0.83)	—	—	(0.17)	(3.25)
Net asset value, end of year	$15.42	$14.94	$16.16	$15.05	$17.75
Total return	8.60%	−7.55%	7.38%	−14.23%	−13.32%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$25,776	$30,736	$43,681	$50,837	$68,232
Ratio of expenses to average net assets	1.48%	1.38%	1.44%	1.49%	1.45%
Ratio of net investment loss to average net assets	(1.06)%	(0.81)%	(0.78)%	(1.11)%	(1.22)%
Portfolio turnover rate(c)	48%	18%	20%	10%	34%

(a)	Net investment loss per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

63

BUFFALO EARLY STAGE GROWTH FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	Year Ended March 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$15.06	$16.29	$15.16	$17.84	$23.96
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.15)	(0.13)	(0.10)	(0.15)	(0.24)
Net realized and unrealized gain (loss) on investments(b)	1.49	(1.10)	1.23	(2.36)(c)	(2.63)
Total from investment operations	1.34	(1.23)	1.13	(2.51)(c)	(2.87)
LESS DISTRIBUTIONS:
Net realized gains	(0.83)	—	—	(0.17)	(3.25)
Total distributions	(0.83)	—	—	(0.17)	(3.25)
Net asset value, end of year	$15.57	$15.06	$16.29	$15.16	$17.84
Total return	8.73%	−7.55%	7.45%	−14.05%	−13.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$35,410	$29,828	$34,513	$34,457	$44,458
Ratio of expenses to average net assets	1.35%	1.35%	1.34%	1.34%	1.32%
Ratio of net investment loss to average net assets	(0.94)%	(0.77)%	(0.68)%	(0.96)%	(1.07)%
Portfolio turnover rate(d)	48%	18%	20%	10%	34%

(a)	Net investment loss per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount was restated to adjust for $0.01 rounding difference.
(d)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

64

BUFFALO FLEXIBLE ALLOCATION FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	Year Ended March 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$21.16	$20.87	$18.11	$19.03	$16.24
INVESTMENT OPERATIONS:
Net investment income(a)	0.36	0.32	0.33	0.30	0.29
Net realized and unrealized gain (loss) on investments(b)	2.27	0.75	3.09	(0.46)	3.48
Total from investment operations	2.63	1.07	3.42	(0.16)	3.77
LESS DISTRIBUTIONS:
Net investment income	(0.37)	(0.33)	(0.35)	(0.30)	(0.29)
Net realized gains	(1.49)	(0.45)	(0.31)	(0.46)	(0.69)
Total distributions	(1.86)	(0.78)	(0.66)	(0.76)	(0.98)
Net asset value, end of year	$21.93	$21.16	$20.87	$18.11	$19.03
Total return	13.15%	5.17%	19.37%	−0.87%	23.81%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$263,994	$277,764	$299,209	$300,336	$314,134
Ratio of expenses to average net assets	1.00%	1.00%	1.01%	1.01%	1.01%
Ratio of net investment income to average net assets	1.72%	1.54%	1.77%	1.66%	1.60%
Portfolio turnover rate(c)	0%	0%	1%	1%	4%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

65

BUFFALO FLEXIBLE ALLOCATION FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	Year Ended March 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$21.15	$20.87	$18.10	$19.03	$16.24
INVESTMENT OPERATIONS:
Net investment income(a)	0.39	0.35	0.37	0.33	0.32
Net realized and unrealized gain (loss) on investments(b)	2.26	0.74	3.09	(0.47)	3.48
Total from investment operations	2.65	1.09	3.46	(0.14)	3.80
LESS DISTRIBUTIONS:
Net investment income	(0.40)	(0.36)	(0.38)	(0.33)	(0.32)(c)
Net realized gains	(1.49)	(0.45)	(0.31)	(0.46)	(0.69)
Total distributions	(1.89)	(0.81)	(0.69)	(0.79)	(1.01)(c)
Net asset value, end of year	$21.91	$21.15	$20.87	$18.10	$19.03
Total return	13.30%	5.28%	19.61%	−0.78%	24.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$200,001	$189,754	$190,217	$168,935	$175,891
Ratio of expenses to average net assets	0.86%	0.86%	0.86%	0.86%	0.86%
Ratio of net investment income to average net assets	1.87%	1.68%	1.92%	1.81%	1.75%
Portfolio turnover rate(d)	0%	0%	1%	1%	4%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount was restated to adjust for $0.01 rounding difference.
(d)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

66

BUFFALO GROWTH FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	Year Ended March 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$31.74	$33.15	$25.79	$30.83	$31.07
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.16)	(0.13)	(0.11)	(0.08)(b)	(0.13)
Net realized and unrealized gain (loss) on investments(c)	3.39	1.70	9.14	(3.89)	3.25
Total from investment operations	3.23	1.57	9.03	(3.97)(b)	3.12
LESS DISTRIBUTIONS:
Net realized gains	(2.29)	(2.98)	(1.67)	(1.07)	(3.36)
Total distributions	(2.29)	(2.98)	(1.67)	(1.07)	(3.36)
Net asset value, end of year	$32.68	$31.74	$33.15	$25.79	$30.83
Total return	9.21%	3.77%	36.01%	−12.55%	9.56%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$72,175	$74,144	$89,113	$73,408	$103,336
Ratio of expenses to average net assets	0.90%	0.87%	0.87%	0.92%	0.92%
Ratio of net investment loss to average net assets	(0.45)%	(0.38)%	(0.34)%	(0.34)%	(0.40)%
Portfolio turnover rate(d)	10%	4%	9%	11%	13%

(a)	Net investment loss per share has been calculated based on average shares outstanding during the years.
(b)	Amount was restated to adjust for $0.01 rounding difference.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(d)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

67

BUFFALO GROWTH FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	Year Ended March 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$32.00	$33.38	$25.93	$30.95	$31.13
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.12)	(0.10)	(0.08)	(0.05)	(0.08)
Net realized and unrealized gain (loss) on investments(b)	3.41	1.70	9.20	(3.90)	3.26(c)
Total from investment operations	3.29	1.60	9.12	(3.95)	3.18(c)
LESS DISTRIBUTIONS:
Net realized gains	(2.29)	(2.98)	(1.67)	(1.07)	(3.36)
Total distributions	(2.29)	(2.98)	(1.67)	(1.07)	(3.36)
Net asset value, end of year	$33.00	$32.00	$33.38	$25.93	$30.95
Total return	9.32%	3.84%	36.16%	−12.44%	9.74%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$89,071	$88,030	$89,835	$69,473	$91,997
Ratio of expenses to average net assets	0.77%	0.77%	0.77%	0.77%	0.77%
Ratio of net investment loss to average net assets	(0.32)%	(0.28)%	(0.26)%	(0.19)%	(0.25)%
Portfolio turnover rate(d)	10%	4%	9%	11%	13%

(a)	Net investment loss per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount was restated to adjust for $0.01 rounding difference.
(d)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

68

BUFFALO GROWTH & INCOME FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	Year Ended March 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$31.64	$30.04	$24.07	$25.79	$23.16
INVESTMENT OPERATIONS:
Net investment income(a)	0.32	0.34	0.35	0.25	0.14
Net realized and unrealized gain (loss) on investments(b)	2.69	1.78	6.15	(1.36)	2.94
Total from investment operations	3.01	2.12	6.50	(1.11)	3.08
LESS DISTRIBUTIONS:
Net investment income	(0.23)	(0.52)	(0.41)	(0.23)	(0.14)
Net realized gains	(0.08)	—	(0.12)	(0.38)	(0.31)
Return of capital	(0.23)	—	—	—	—
Total distributions	(0.54)	(0.52)	(0.53)	(0.61)	(0.45)
Net asset value, end of year	$34.11	$31.64	$30.04	$24.07	$25.79
Total return	9.54%	7.13%	27.31%	−4.22%	13.39%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$42,835	$44,922	$55,070	$32,256	$30,895
Ratio of expenses to average net assets	0.91%	0.91%	0.93%	0.93%	0.93%
Ratio of net investment income to average net assets	0.95%	1.08%	1.29%	1.07%	0.56%
Portfolio turnover rate(c)	4%	3%	4%	2%	4%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

69

BUFFALO GROWTH & INCOME FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	Year Ended March 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$31.65	$30.04	$24.07	$25.78	$23.16
INVESTMENT OPERATIONS:
Net investment income(a)	0.37	0.38	0.38	0.29	0.18
Net realized and unrealized gain (loss) on investments(b)	2.69	1.79	6.15	(1.35)	2.93
Total from investment operations	3.06	2.17	6.53	(1.06)	3.11
LESS DISTRIBUTIONS:
Net investment income	(0.26)	(0.56)	(0.44)	(0.27)	(0.18)
Net realized gains	(0.08)	—	(0.12)	(0.38)	(0.31)
Return of capital	(0.25)	—	—	—	—
Total distributions	(0.59)	(0.56)	(0.56)	(0.65)	(0.49)
Net asset value, end of year	$34.12	$31.65	$30.04	$24.07	$25.78
Total return	9.68%	7.30%	27.47%	−4.04%	13.51%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$123,916	$118,627	$109,497	$87,932	$85,946
Ratio of expenses to average net assets	0.77%	0.78%	0.78%	0.78%	0.78%
Ratio of net investment income to average net assets	1.09%	1.21%	1.44%	1.22%	0.71%
Portfolio turnover rate(c)	4%	3%	4%	2%	4%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

70

BUFFALO HIGH YIELD FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	Year Ended March 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$10.63	$10.64	$10.20	$11.23	$11.82
INVESTMENT OPERATIONS:
Net investment income(a)	0.74	0.77	0.74	0.61	0.48
Net realized and unrealized gain (loss) on investments(b)	(0.27)	(0.01)	0.44	(0.81)(c)	(0.24)
Total from investment operations	0.47	0.76	1.18	(0.20)(c)	0.24
LESS DISTRIBUTIONS:
Net investment income	(0.73)	(0.77)	(0.74)	(0.64)	(0.48)
Net realized gains	—	—	—	(0.19)	(0.35)(c)
Total distributions	(0.73)	(0.77)	(0.74)	(0.83)	(0.83)(c)
Net asset value, end of year	$10.37	$10.63	$10.64	$10.20	$11.23
Total return	4.55%	7.29%	12.07%	−1.63%	1.97%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$112,087	$140,076	$107,241	$58,920	$50,581
Ratio of expenses to average net assets	1.01%	1.01%	1.02%	1.05%	1.02%
Ratio of net investment income to average net assets	6.97%	7.15%	7.18%	5.88%	4.09%
Portfolio turnover rate(d)	39%	29%	26%	30%	41%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount was restated to adjust for $0.01 rounding difference.
(d)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

71

BUFFALO HIGH YIELD FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	Year Ended March 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$10.62	$10.63	$10.19	$11.22	$11.81
INVESTMENT OPERATIONS:
Net investment income(a)	0.75	0.78	0.76	0.63	0.50
Net realized and unrealized gain (loss) on investments(b)	(0.26)	(0.01)	0.44	(0.82)	(0.24)
Total from investment operations	0.49	0.77	1.20	(0.19)	0.26
LESS DISTRIBUTIONS:
Net investment income	(0.77)	(0.78)	(0.76)	(0.65)	(0.50)
Net realized gains	—	—	—	(0.19)	(0.35)
Total distributions	(0.77)	(0.78)	(0.76)	(0.84)	(0.85)
Net asset value, end of year	$10.34	$10.62	$10.63	$10.19	$11.22
Total return	4.70%	7.45%	12.24%	−1.49%	2.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$548,967	$525,613	$340,331	$250,464	$245,858
Ratio of expenses to average net assets	0.86%	0.86%	0.86%	0.89%	0.87%
Ratio of net investment income to average net assets	7.12%	7.30%	7.33%	6.03%	4.24%
Portfolio turnover rate(c)	39%	29%	26%	30%	41%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

72

BUFFALO INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	Year Ended March 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$21.64	$22.31	$20.23	$20.65	$20.51
INVESTMENT OPERATIONS:
Net investment income(a)	0.14	0.15	0.18	0.13	0.03
Net realized and unrealized gain (loss) on investments(b)	1.85	(0.65)	2.03	(0.22)	0.39
Total from investment operations	1.99	(0.50)	2.21	(0.09)	0.42
LESS DISTRIBUTIONS:
Net investment income	(0.13)	(0.17)	(0.13)	(0.08)	(0.02)
Net realized gains	(0.07)	—	—	(0.25)	(0.26)
Total distributions	(0.20)	(0.17)	(0.13)	(0.33)	(0.28)
Net asset value, end of year	$23.43	$21.64	$22.31	$20.23	$20.65
Total return	9.21%	−2.19%	10.89%	−0.21%	1.94%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$213,633	$250,875	$353,298	$253,664	$263,120
Ratio of expenses to average net assets	1.03%	1.03%	1.03%	1.03%	1.03%
Ratio of net investment income to average net assets	0.60%	0.67%	0.84%	0.71%	0.14%
Portfolio turnover rate(c)	16%	10%	1%	8%	13%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

73

BUFFALO INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	Year Ended March 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$21.66	$22.33	$20.25	$20.67	$20.53
INVESTMENT OPERATIONS:
Net investment income(a)	0.18	0.18	0.20	0.16	0.06
Net realized and unrealized gain (loss) on investments(b)	1.84	(0.64)	2.03	(0.22)	0.39
Total from investment operations	2.02	(0.46)	2.23	(0.06)	0.45
LESS DISTRIBUTIONS:
Net investment income	(0.17)	(0.21)	(0.15)	(0.11)	(0.05)
Net realized gains	(0.07)	—	—	(0.25)	(0.26)
Total distributions	(0.24)	(0.21)	(0.15)	(0.36)	(0.31)
Net asset value, end of year	$23.44	$21.66	$22.33	$20.25	$20.67
Total return	9.34%	−2.01%	11.08%	−0.09%	2.08%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$584,059	$626,511	$727,185	$356,850	$316,602
Ratio of expenses to average net assets	0.88%	0.88%	0.88%	0.88%	0.88%
Ratio of net investment income to average net assets	0.75%	0.82%	0.99%	0.86%	0.29%
Portfolio turnover rate(c)	16%	10%	1%	8%	13%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

74

BUFFALO MID CAP DISCOVERY FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	Year Ended March 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$21.73	$25.50	$21.30	$25.31	$30.82
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.11)	(0.11)	(0.08)	(0.12)	(0.21)
Net realized and unrealized gain (loss) on investments(b)	(0.89)	(1.35)	4.28	(2.52)	(0.93)
Total from investment operations	(1.00)	(1.46)	4.20	(2.64)	(1.14)
LESS DISTRIBUTIONS:
Net realized gains	(3.97)	(2.31)	—	(1.37)	(4.37)
Total distributions	(3.97)	(2.31)	—	(1.37)	(4.37)
Net asset value, end of year	$16.76	$21.73	$25.50	$21.30	$25.31
Total return	−6.79%	−6.73%	19.72%	−10.12%	−4.58%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$251,702	$432,473	$636,244	$722,077	$1,099,258
Ratio of expenses to average net assets	1.01%	0.99%	1.00%	1.01%	1.00%
Ratio of net investment loss to average net assets	(0.51)%	(0.47)%	(0.35)%	(0.58)%	(0.70)%
Portfolio turnover rate(c)	74%	33%	42%	26%	41%

(a)	Net investment loss per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

75

BUFFALO MID CAP DISCOVERY FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	Year Ended March 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$21.96	$25.72	$21.46	$25.44	$30.92
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.08)	(0.08)	(0.05)	(0.09)	(0.17)
Net realized and unrealized gain (loss) on investments(b)	(0.90)	(1.37)	4.31	(2.52)	(0.94)
Total from investment operations	(0.98)	(1.45)	4.26	(2.61)	(1.11)
LESS DISTRIBUTIONS:
Net realized gains	(3.97)	(2.31)	—	(1.37)	(4.37)
Total distributions	(3.97)	(2.31)	—	(1.37)	(4.37)
Net asset value, end of year	$17.01	$21.96	$25.72	$21.46	$25.44
Total return	−6.63%	−6.63%	19.85%	−9.94%	−4.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$80,626	$139,616	$197,792	$186,695	$363,369
Ratio of expenses to average net assets	0.86%	0.86%	0.86%	0.86%	0.86%
Ratio of net investment loss to average net assets	(0.36)%	(0.33)%	(0.20)%	(0.43)%	(0.55)%
Portfolio turnover rate(c)	74%	33%	42%	26%	41%

(a)	Net investment loss per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

76

BUFFALO MID CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	Year Ended March 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$15.59	$17.25	$14.72	$17.72	$20.19
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.07)	(0.07)	(0.06)	(0.07)	(0.11)
Net realized and unrealized gain (loss) on investments(b)	(0.81)	(0.46)	3.44	(2.19)	(0.10)
Total from investment operations	(0.88)	(0.53)	3.38	(2.26)	(0.21)
LESS DISTRIBUTIONS:
Net realized gains	(1.50)	(1.13)	(0.85)	(0.74)	(2.26)
Total distributions	(1.50)	(1.13)	(0.85)	(0.74)	(2.26)
Net asset value, end of year	$13.21	$15.59	$17.25	$14.72	$17.72
Total return	−6.59%	−3.72%	23.74%	−12.58%	−1.55%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$49,397	$64,767	$80,729	$73,144	$96,992
Ratio of expenses to average net assets	1.02%	1.00%	0.97%	1.03%	1.02%
Ratio of net investment loss to average net assets	(0.44)%	(0.40)%	(0.39)%	(0.48)%	(0.56)%
Portfolio turnover rate(c)	39%	13%	17%	23%	19%

(a)	Net investment loss per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

77

BUFFALO MID CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	Year Ended March 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$15.74	$17.39	$14.82	$17.81	$20.24
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.05)	(0.05)	(0.04)	(0.05)	(0.08)
Net realized and unrealized gain (loss) on investments(b)	(0.82)	(0.47)	3.46	(2.20)	(0.09)
Total from investment operations	(0.87)	(0.52)	3.42	(2.25)	(0.17)
LESS DISTRIBUTIONS:
Net realized gains	(1.50)	(1.13)	(0.85)	(0.74)	(2.26)
Total distributions	(1.50)	(1.13)	(0.85)	(0.74)	(2.26)
Net asset value, end of year	$13.37	$15.74	$17.39	$14.82	$17.81
Total return	−6.46%	−3.63%	23.85%	−12.46%	−1.34%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$59,723	$69,867	$76,334	$65,699	$82,831
Ratio of expenses to average net assets	0.88%	0.87%	0.87%	0.88%	0.87%
Ratio of net investment loss to average net assets	(0.30)%	(0.27)%	(0.29)%	(0.33)%	(0.41)%
Portfolio turnover rate(c)	39%	13%	17%	23%	19%

(a)	Net investment loss per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

78

BUFFALO SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	Year Ended March 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$13.41	$14.73	$14.18	$16.11	$22.14
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.08)	(0.07)	(0.06)	(0.07)	(0.17)
Net realized and unrealized gain (loss) on investments(b)	0.90	(1.25)	0.61	(1.86)	(3.27)
Total from investment operations	0.82	(1.32)	0.55	(1.93)	(3.44)
LESS DISTRIBUTIONS:
Net realized gains	—	—	—	—	(2.59)
Total distributions	—	—	—	—	(2.59)
Net asset value, end of year	$14.23	$13.41	$14.73	$14.18	$16.11
Total return	6.11%	−8.96%	3.88%	−11.98%	−16.93%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$256,193	$324,819	$473,215	$575,979	$697,647
Ratio of expenses to average net assets	0.98%	0.88%	0.96%	0.98%	1.01%
Ratio of net investment loss to average net assets	(0.55)%	(0.48)%	(0.42)%	(0.50)%	(0.83)%
Portfolio turnover rate(c)	37%	20%	26%	44%	59%

(a)	Net investment loss per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

79

BUFFALO SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	Year Ended March 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$13.51	$14.84	$14.26	$16.19	$22.20
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.06)	(0.07)	(0.04)	(0.05)	(0.14)
Net realized and unrealized gain (loss) on investments(b)	0.90	(1.26)	0.62	(1.88)	(3.28)
Total from investment operations	0.84	(1.33)	0.58	(1.93)	(3.42)
LESS DISTRIBUTIONS:
Net realized gains	—	—	—	—	(2.59)
Total distributions	—	—	—	—	(2.59)
Net asset value, end of year	$14.35	$13.51	$14.84	$14.26	$16.19
Total return	6.22%	−8.96%	4.07%	−11.92%	−16.79%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$132,337	$180,869	$232,775	$274,065	$281,276
Ratio of expenses to average net assets	0.86%	0.86%	0.86%	0.86%	0.86%
Ratio of net investment loss to average net assets	(0.43)%	(0.45)%	(0.32)%	(0.38)%	(0.68)%
Portfolio turnover rate(c)	37%	20%	26%	44%	59%

(a)	Net investment loss per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

80

BUFFALO FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026
1. SIGNIFICANT ACCOUNTING POLICIES:
The Buffalo Funds (comprised of the Buffalo Blue Chip Growth Fund, Buffalo Early Stage Growth Fund, Buffalo Flexible Allocation Fund, Buffalo Growth Fund, Buffalo Growth & Income Fund, Buffalo High Yield Fund, Buffalo International Fund, Buffalo Mid Cap Discovery Fund, Buffalo Mid Cap Growth Fund, and Buffalo Small Cap Growth Fund) (the “Buffalo Funds” or “Funds”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Each of the Buffalo Early Stage Growth Fund, Buffalo Flexible Allocation Fund, Buffalo Growth & Income Fund, Buffalo High Yield Fund, Buffalo International Fund, Buffalo Mid Cap Discovery Fund, Buffalo Mid Cap Growth Fund and Buffalo Small Cap Growth Fund is classified as a “diversified” open-end management investment company under the 1940 Act. Each of the Buffalo Blue Chip Growth Fund and Buffalo Growth Fund is classified as a “non-diversified” open-end management investment company under the 1940 Act. The shares of the Buffalo Funds are issued in multiple series, with each series, in effect, representing a separate Fund. Kornitzer Capital Management, Inc. (“Adviser” or “KCM”) is the Funds’ investment adviser.
Each Fund offers two classes of shares, Investor Class and Institutional Class. Each class of shares represents an equal interest in the Fund, except the difference of class specific expenses, which reflects the difference in the range of services provided to each class. The shareholder servicing fees for the Investor Class represent the class specific expenses. See Note 5 for more information regarding shareholder servicing fees for the Investor Class.
The investment objective of each of the Buffalo Blue Chip Growth Fund, Buffalo Early Stage Growth Fund, Buffalo Growth Fund, Buffalo International Fund, Buffalo Mid Cap Discovery Fund, Buffalo Mid Cap Growth Fund, and Buffalo Small Cap Growth Fund is long-term growth of capital. The investment objective of the Buffalo Flexible Allocation Fund is high current income, with long-term growth of capital as a secondary objective. The investment objective of each of the Buffalo Growth & Income Fund and Buffalo High Yield Fund is current income, with long-term growth of capital as a secondary objective.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies.”
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.
A.
Investment Valuation – In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability.

Equity securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.
When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated, the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to KCM, as the Funds’ valuation designee, in accordance with Rule 2a-5 of the 1940 Act. Some of the

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factors that have been or may be considered by KCM as applicable in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of March 31, 2026, the Buffalo International Fund and Buffalo Small Cap Growth Fund held securities valued at fair value as determined in good faith by KCM, as valuation designee, at such time. In addition, with respect to the valuation of securities principally traded on foreign markets, the Buffalo International Fund uses a fair value pricing service that employs quantitative models to adjust for “stale” prices caused by the movement of other markets and other factors occurring after the close of the foreign markets, but before the close of the New York Stock Exchange (“NYSE”). As of March 31, 2026, the Buffalo International Fund held 52 securities where a foreign fair value factor was applied, with a market value of $539,215,110 or 67.60% of total net assets.
Debt securities, including treasury bills, commercial paper, corporate and convertible bonds, bank loans, etc., and short-term debt instruments with remaining maturities of 60 days or less are normally valued at the mean in accordance with prices supplied by an approved pricing service. If there is no trade on the valuation date, then the security will be priced at the mean between the most recent bid and ask prices.
Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ valuation policies.
ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 –	Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 –	Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 –	Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by KCM, along with any other relevant factors, in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as

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NOTES TO FINANCIAL STATEMENTS
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of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in Note 7.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by the Adviser. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of March 31, 2026. These assets are measured on a recurring basis.
Buffalo Blue Chip Growth Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$148,892,015	$—	$—	$148,892,015
Exchange Traded Funds	1,661,354	—	—	1,661,354
Money Market Funds	8,537,996	—	—	8,537,996
Total Investments(a)	$159,091,365	$—	$—	$159,091,365

Buffalo Early Stage Growth Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$59,395,761	$—	$—	$59,395,761
Real Estate Investment Trusts	685,447	—	—	685,447
Money Market Funds	1,150,280	—	—	1,150,280
Total Investments(a)	$61,231,488	$—	$—	$61,231,488

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BUFFALO FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026(Continued)
Buffalo Flexible Allocation Fund

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$448,155,920	$—	$—	$448,155,920
Real Estate Investment Trusts	15,317,850	—	—	15,317,850
Money Market Funds	810,361	—	—	810,361
Total Investments(a)	$464,284,131	$—	$—	$464,284,131
Liabilities:
Investments:
Written Options	$(2,880)	$(113,000)	$—	$(115,880)
Total Investments(a)	$(2,880)	$(113,000)	$—	$(115,880)

Buffalo Growth Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$160,557,334	$—	$—	$160,557,334
Money Market Funds	952,486	—	—	952,486
Total Investments(a)	$161,509,820	$—	$—	$161,509,820

Buffalo Growth & Income Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$144,572,989	$—	$—	$144,572,989
Real Estate Investment Trusts	12,033,854	—	—	12,033,854
Convertible Bonds	—	5,052,100	—	5,052,100
Convertible Preferred Stocks	1,942,450	—	—	1,942,450
Money Market Funds	3,061,809	—	—	3,061,809
Total Investments(a)	$161,611,102	$5,052,100	$—	$166,663,202

Buffalo High Yield Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$425,907,765	$—	$425,907,765
Bank Loans	—	163,906,026	—	163,906,026
Convertible Bonds	—	14,090,270	—	14,090,270
Convertible Preferred Stocks	13,292,550	—	—	13,292,550
Money Market Funds	37,854,199	—	—	37,854,199
Total Investments(a)	$51,146,749	$603,904,061	$—	$655,050,810

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NOTES TO FINANCIAL STATEMENTS
March 31, 2026(Continued)
Buffalo International Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$227,523,282	$539,215,110	$—	$766,738,392
Warrants	—	—	0	0
Money Market Funds	29,280,460	—	—	29,280,460
Total Investments(a)	$256,803,742	$539,215,110	$0	$796,018,852

Buffalo Mid Cap Discovery Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$317,979,783	$—	$—	$317,979,783
Money Market Funds	19,320,159	—	—	19,320,159
Total Investments(a)	$337,299,942	$—	$—	$337,299,942

Buffalo Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$108,461,042	$—	$—	$108,461,042
Money Market Funds	717,945	—	—	717,945
Total Investments(a)	$109,178,987	$—	$—	$109,178,987

Buffalo Small Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$374,274,974	$—	$949	$374,275,923
Money Market Funds	14,803,029	—	—	14,803,029
Total Investments(a)	$389,078,003	$—	$949	$389,078,952

(a)	Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedules of investments.
The following is a reconciliation of the Buffalo International Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended March 31, 2026:

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of March 31, 2025	$0
Ending balance as of March 31, 2026	$0
Change in unrealized appreciation/depreciation still held as of March 31, 2026	$0

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BUFFALO FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026(Continued)
The following is a reconciliation of the Buffalo Small Cap Growth Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended March 31, 2026:

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of March 31, 2025	$949
Ending balance as of March 31, 2026	$949
Change in unrealized appreciation/depreciation still held as of March 31, 2026	$0

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets. Level 3 holdings as of March 31, 2026, are immaterial and, other than the reconciliation of investments above, no further quantitative information about Level 3 Fair Value Measurements has been included.
B.
Federal Income Taxes – Each Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income and excise taxes. Therefore, no federal income tax provision has been provided.

At March 31, 2026, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as other expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.
The Funds have analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for exam by taxing authorities. Open tax years include the tax years ended March 31, 2023 through March 31, 2026. The Funds have no such examinations in progress.
C.
Investment Transactions and Investment Income – Investment transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Interest income is recognized on the accrual basis. Net fee income from bank loan investments is included in interest income for the Buffalo High Yield Fund. Realized gains and losses from investment transactions are reported on the identified cost basis. Gains from the repayment of bank loan principal are included in realized gains. All discounts/premiums are accreted/amortized over the lives of the respective securities for financial reporting purposes and are included in interest income.

D.
Distributions to Shareholders – Distributions to shareholders are recorded on the ex- dividend date. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles (“GAAP”). These differences are primarily due to differing treatments for premium amortization on debt securities, deferral of late year and wash sale losses, and partnership investment income.

E.	Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts

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NOTES TO FINANCIAL STATEMENTS
March 31, 2026(Continued)
of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the year. Actual results could differ from such estimates.
F.
Foreign Currency Translation – Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate, for tax purposes.

G.
Purchased and Written Option Contracts – Certain Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. The Fund’s maximum payout in the case of written call option contracts cannot be determined. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period.

The premium that a Fund pays when purchasing an option or receives when writing an option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the time of purchase.
A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.
Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid prices and lowest ask prices across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Non exchange traded options also will be valued at the mean between the last bid and ask quotations. For options where market quotations are not readily available, a fair value shall be determined as set forth in the Funds’ fair valuation guidelines.
The Funds may use options with the objective to generate income as a non-principal investment strategy. Currently, the Buffalo Flexible Allocation Fund makes use of the options strategy to a greater extent than the other Funds because high current income generation is a primary investment objective of the Buffalo Flexible Allocation Fund. In pursuit of its investment objective to achieve high current income, the Buffalo Flexible Allocation Fund may write covered calls with the strike price above the cost basis and the value the portfolio managers believe will be achieved before the expiration of the option and also at a value that the portfolio managers are willing to sell if the option is exercised. The collected premiums generate income for the Fund, and if the option is exercised, a gain will also be achieved. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Funds. See Note 6 for written option activity.

87

BUFFALO FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026(Continued)
H.
Indemnifications – Under the Funds’ organizational documents, officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnification to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred, and may not occur. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

I.
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it. Expenses directly attributable to a class of shares, such as Shareholder Servicing Fees (See Note 5), are charged to that class of shares. Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets.

J.
Segment Reporting – Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Fund’s Principal Financial Officer, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

2. FEDERAL TAX MATTERS:
The tax character of distributions paid during the years ended March 31, 2026, and March 31, 2025, were as follows:

	Year Ended March 31, 2026			Year Ended March 31, 2025
Funds	Ordinary Income	Long-Term Capital Gains	Return of Capital	Ordinary Income	Long-Term Capital Gains
Buffalo Blue Chip Growth Fund	$1,731,248	$9,095,546	$—	$166,502	$5,277,543
Buffalo Early Stage Growth Fund	632,303	2,625,990	—	—	—
Buffalo Flexible Allocation Fund	8,512,146	30,234,109	—	8,128,134	9,774,742
Buffalo Growth Fund	223,153	10,815,935	—	—	14,442,014
Buffalo Growth & Income Fund	743,293	964,985	1,194,502	2,895,093	—
Buffalo High Yield Fund	49,324,020	—	—	41,113,593	—
Buffalo International Fund	5,996,623	2,723,453	—	9,009,753	—
Buffalo Mid Cap Discovery Fund	—	81,977,513	—	—	62,600,806
Buffalo Mid Cap Growth Fund	—	11,725,239	—	143,208	9,288,740
Buffalo Small Cap Growth Fund	—	—	—	—	—

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BUFFALO FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026(Continued)
For tax purposes, distributions from short-term capital gain distributions are included in ordinary income distributions.
Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended March 31, 2026, the following table shows the reclassifications made:

Funds	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
Buffalo Blue Chip Growth Fund	$(570,115)	$570,115
Buffalo Early Stage Growth Fund	—	—
Buffalo Flexible Allocation Fund	(2,676,963)	2,676,963
Buffalo Growth Fund	(768,030)	768,030
Buffalo Growth & Income Fund	—	—
Buffalo High Yield Fund	—	—
Buffalo International Fund	(3,870,537)	3,870,537
Buffalo Mid Cap Discovery Fund	(14,961,034)	14,961,034
Buffalo Mid Cap Growth Fund	(671,992)	671,992
Buffalo Small Cap Growth Fund	2,956,700	(2,956,700)

The permanent differences primarily relate to net operating losses, partnership adjustments and utilization of earnings and profit distributions to shareholders on redemption of shares.
As of March 31, 2026, the components of distributable earnings (losses) for income tax purposes were as follows:

	Buffalo Blue Chip Growth Fund	Buffalo Early Stage Growth Fund	Buffalo Flexible Allocation Fund	Buffalo Growth Fund	Buffalo Growth & Income Fund
Tax cost of investments(a)	$82,058,578	$54,793,664	$154,712,672	$55,878,606	$67,225,815
Unrealized appreciation	80,828,203	15,292,766	310,274,900	109,296,851	101,924,835
Unrealized depreciation	(3,795,416)	(8,854,942)	(819,321)	(3,665,637)	(2,487,448)
Net unrealized appreciation/ depreciation	77,032,787	6,437,824	309,455,579	105,631,214	99,437,387
Undistributed ordinary income	450,607	1,411,848	8,389	—	—
Undistributed long-term capital gain	2,449,577	—	13,264,777	9,920,374	—
Distributable earnings	2,900,184	1,411,848	13,273,166	9,920,374	—
Other accumulated gain/(loss)	(1)	—	(107,661)	(2,180,966)	(354,142)
Total distributable earnings (accumulated deficit)	$79,932,970	$7,849,672	$322,621,084	$113,370,622	$99,083,245

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BUFFALO FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026(Continued)

	Buffalo High Yield Fund	Buffalo International Fund	Buffalo Mid Cap Discovery Fund	Buffalo Mid Cap Growth Fund	Buffalo Small Cap Growth Fund
Tax cost of investments(a)	$653,408,516	$449,631,231	$282,344,080	$78,730,558	$330,685,814
Unrealized appreciation	14,580,905	352,400,771	75,593,226	36,633,638	104,374,362
Unrealized depreciation	(12,938,611)	(6,013,150)	(20,637,364)	(6,185,209)	(45,981,224)
Net unrealized appreciation/ depreciation	1,642,294	346,387,621	54,955,862	30,448,429	58,393,138
Undistributed ordinary income	2,151,063	794,461	—	—	—
Undistributed long-term capital gain	—	1,933,164	10,988,854	7,421,570	—
Distributable earnings	2,151,063	2,727,625	10,988,854	7,421,570	—
Other accumulated gain/(loss)	(30,036,450)	54,346	(482,598)	(74,522)	(47,334,111)
Total distributable earnings (accumulated deficit)	$(26,243,093)	$349,169,592	$65,462,118	$37,795,477	$11,059,027

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to the tax deferral of losses on wash sales, premium amortization, publicly traded partnership investments and passive foreign investment companies.
Other accumulated gain/(loss) is generally comprised of capital loss carryover, qualified late year losses, straddle loss deferrals and/or foreign currency unrealized.
(a)	Represents cost of investments including derivatives for federal income tax purposes and may differ from the cost for financial reporting purposes.
As of March 31, 2026, the Buffalo Funds had the following capital loss carryovers available to offset future taxable gains:

Funds	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover	Total Capital Loss Carryover
Buffalo Blue Chip Growth Fund	$ —	$ —	$ —
Buffalo Early Stage Growth Fund	—	—	—
Buffalo Flexible Allocation Fund	—	—	—
Buffalo Growth Fund	—	—	—
Buffalo Growth & Income Fund	—	—	—
Buffalo High Yield Fund	11,883,656	18,152,795	30,036,451
Buffalo International Fund	—	—	—
Buffalo Mid Cap Discovery Fund	—	—	—
Buffalo Mid Cap Growth Fund	—	—	—
Buffalo Small Cap Growth Fund	47,334,111	—	47,334,111

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BUFFALO FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026(Continued)
The capital loss carryovers utilized by the Buffalo Funds for the year ended March 31, 2026 were as follows:

Funds	Capital Loss Carryover Utilized
Buffalo Blue Chip Growth Fund	$—
Buffalo Early Stage Growth Fund	6,115,177
Buffalo Flexible Allocation Fund	—
Buffalo Growth Fund	—
Buffalo Growth & Income Fund	—
Buffalo High Yield Fund	—
Buffalo International Fund	55,764
Buffalo Mid Cap Discovery Fund	—
Buffalo Mid Cap Growth Fund	—
Buffalo Small Cap Growth Fund	34,930,585

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year capital or ordinary losses. Qualified late year capital losses are any net capital losses incurred between November 1, 2025 and the end of their fiscal year, March 31, 2026. Qualified late year ordinary losses are generally losses incurred between January 1, 2026 and the end of their fiscal year, March 31, 2026.
At March 31, 2026, the following Funds deferred, on a tax basis, qualified late year losses, consisting of ordinary and capital losses, as follows:

Funds	Qualified Late-Year Ordinary Losses	Qualified Late-Year Capital Losses
Buffalo Blue Chip Growth Fund	$—	$—
Buffalo Early Stage Growth Fund	—	—
Buffalo Flexible Allocation Fund	—	—
Buffalo Growth Fund	167,106	2,013,862
Buffalo Growth & Income Fund	70,468	283,674
Buffalo High Yield Fund	—	—
Buffalo International Fund	—	—
Buffalo Mid Cap Discovery Fund	482,601	—
Buffalo Mid Cap Growth Fund	74,523	—
Buffalo Small Cap Growth Fund	—	—

3. RELATED PARTY TRANSACTIONS:
Management fees are paid to KCM at the rate of 0.85% per annum of the average daily NAVs of the Funds, except for the Buffalo Blue Chip Growth Fund, Buffalo Early Stage Growth Fund, Buffalo Growth Fund and Buffalo Growth & Income Fund that have a management fee rate of 0.75%, 1.30%, 0.75% and 0.75%, respectively. The management fees are for services that include the costs of all management, supervisory and administrative services required in the normal operation of the Funds. This includes investment management and supervision; fees of the custodian (except for the additional cost of maintaining custody of assets in foreign jurisdictions, when compared to domestic custody costs), independent registered public accounting firm and legal counsel fees; fees and expenses of officers, trustees and other personnel; rent; and other items incidental to corporate administration. Pursuant to a Master Services Agreement with U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“GFS”), KCM pays GFS a fee of 0.30% of each Fund’s average daily net assets out of the fees KCM receives from the Funds, except for the Buffalo Blue Chip Growth Fund, Buffalo Growth Fund

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BUFFALO FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026(Continued)
and Buffalo Growth & Income Fund, where GFS receives 0.25% of such Fund’s average daily net assets. GFS provides or obtains various operational services required by the Funds, pays various Fund expenses and acts as paying agent to compensate other Fund service providers. Some of the other Fund service providers are affiliates of GFS. Certain officers of the Funds are also officers and/or directors of KCM.
With respect to the Buffalo Small Cap Growth Fund only, the annual management fee rate of 0.85% of the Buffalo Small Cap Growth Fund’s average daily net assets is a base fee paid to KCM that is subject to reduced fees paid on assets in excess of certain levels (breakpoints). The fee paid by KCM to GFS is also subject to breakpoints on assets in excess of certain levels. The breakpoint schedules for the management fees paid by the Buffalo Small Cap Growth Fund to KCM and the fees paid by KCM to GFS are set forth in the following table:
BUFFALO SMALL CAP GROWTH FUND FEE BREAKPOINTS

	(As a % of Average Daily Net Assets)
Asset Level	Management Fee	GFS Fee
Assets up to $6 billion	0.85%	0.300%
Assets over $6 billion up to $7 billion	0.80%	0.275%
Assets over $7 billion up to $8 billion	0.75%	0.250%
Assets over $8 billion up to $9 billion	0.70%	0.225%
Assets over $9 billion	0.65%	0.200%

The management fees do not include the cost of acquiring and disposing of portfolio securities, taxes, if any, imposed directly on the Funds and their shares, insurance, certain trustee expenses and the cost of qualifying the Funds’ shares for sale in any jurisdiction. With respect to each Fund’s Investor Class, the management fees do not include the shareholder servicing fees.
The Buffalo International Fund incurred $208,533 in custody fees during the year ended March 31, 2026, and owed $31,150 for custody fees as of March 31, 2026.
4. INVESTMENT TRANSACTIONS:
The aggregate purchases and sales of securities, excluding short-term investments and U.S. government securities, for the Funds for the year ended March 31, 2026, were as follows:

	Buffalo Blue Chip Growth Fund	Buffalo Early Stage Growth Fund	Buffalo Flexible Allocation Fund	Buffalo Growth Fund	Buffalo Growth & Income Fund
Purchases	$80,158,367	$31,099,057	$688,876	$17,077,648	$6,677,010
Proceeds from Sales	83,353,280	33,479,466	50,110,852	32,672,174	9,461,001

	Buffalo High Yield Fund	Buffalo International Fund	Buffalo Mid Cap Discovery Fund	Buffalo Mid Cap Growth Fund	Buffalo Small Cap Growth Fund
Purchases	$252,573,679	$135,761,840	$357,300,297	$50,271,256	$167,519,836
Proceeds from Sales	252,363,089	308,827,898	564,329,265	63,414,828	297,826,514

There were no purchases or sales of long-term U.S. government securities for any Funds during the year ended March 31, 2026.

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NOTES TO FINANCIAL STATEMENTS
March 31, 2026(Continued)
5. SHAREHOLDER SERVICING PLAN:
The Trust, on behalf of the Investor Class shares of the Funds, has adopted a Shareholder Servicing Plan, to pay a fee at an annual rate not to exceed 0.15% of average daily net assets of the Investor Class shares serviced by shareholder servicing agents who provide administrative and support services to their customers. No shareholder servicing fees are charged to the Institutional Class. For the year ended March 31, 2026, Investor Class shareholder servicing fees were as follows:

Funds	Investor Class Shareholder Servicing Fee
Buffalo Blue Chip Growth Fund	$52,704
Buffalo Early Stage Growth Fund	38,122
Buffalo Flexible Allocation Fund	379,474
Buffalo Growth Fund	103,981
Buffalo Growth & Income Fund	63,983
Buffalo High Yield Fund	188,529
Buffalo International Fund	361,102
Buffalo Mid Cap Discovery Fund	571,098
Buffalo Mid Cap Growth Fund	86,891
Buffalo Small Cap Growth Fund	375,627

6. WRITTEN OPTIONS:
FASB ASC 815, Derivatives and Hedging (ASC 815) requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. The Buffalo Flexible Allocation Fund maintained positions in derivative instruments or engaged in hedging activities during the year ended March 31, 2026. For the year ended March 31, 2026, the quarterly average gross notional amount of derivatives held by the Buffalo Flexible Allocation Fund was $6,516,546, representing holdings in written options. The Fund utilizes these written options as a substitute for a comparable market position in the respective underlying security of the written options.
As of March 31, 2026, the Buffalo Flexible Allocation Fund was invested in written option contracts.
The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of March 31, 2026:

Derivative Investment Type	Value
Liability Derivatives
Buffalo Flexible Allocation Fund
Written Options, at value	$115,880

The following is a summary of the effect of derivative investments on the Fund’s Statement of Operations for the year ended March 31, 2026:

Derivative Investment Type	Realized Gain on Written Options
Buffalo Flexible Allocation Fund
Written Options - equity contracts	$281,802

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NOTES TO FINANCIAL STATEMENTS
March 31, 2026(Continued)

Derivative Investment Type	Change in Unrealized Appreciation/Depreciation on Written Options
Buffalo Flexible Allocation Fund
Written Options - equity contracts	$(20,483)

During the year ended March 31, 2026, the Buffalo Flexible Allocation Fund only traded listed derivatives that are not subject to Master Netting Agreements.
7. FOREIGN INVESTMENT RISK:
When the Buffalo International Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars. In purchasing or selling local currency to execute transactions on foreign exchanges, the Buffalo International Fund will be exposed to the risk that the value of the foreign currency will increase or decrease, which may impact the value of the portfolio holdings. China has, and may continue to adopt, internal economic policies that affect its currency valuations in a manner that may be disadvantageous for U.S. investors or U.S. companies seeking to do business in China. In addition, a country may impose formal or informal currency exchange controls (or “capital controls”). These types of controls may restrict or prohibit the Buffalo International Fund’s ability to repatriate both investment capital and income, which could undermine the value of the portfolio holdings and potentially place the Buffalo International Fund’s assets at risk of total loss.
Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments and conflicts abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.
8. LINE OF CREDIT:
U.S. Bank, N.A. has made available to the Funds an unsecured line of credit pursuant to a Loan Agreement for the Funds which matures, unless renewed, on July 21, 2026. The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The Funds may borrow up to the lesser of $50,000,000 or certain percentage amounts based on the net assets of the Funds. The interest rate paid by the Funds on outstanding borrowings is equal to the Prime Rate. During the year ended March 31, 2026, none of the Funds had borrowings under the credit facility.
9. BENEFICIAL OWNERSHIP:
The beneficial ownership, either directly or indirectly, of more than 25% of a Fund’s voting securities creates a presumption of control. As of March 31, 2026, each Fund, except the Buffalo Small Cap Growth Fund, had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which amounted to more than 25% of the total shares outstanding of the respective Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of a Fund.

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NOTES TO FINANCIAL STATEMENTS
March 31, 2026(Continued)
10. NEW ACCOUNTING PRONOUNCEMENT:
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures ("ASU 2023-09"). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning December 15, 2024. Management has evaluated each Fund’s income taxes paid and has determined no additional disclosures are required.
11. SUBSEQUENT EVENTS:
Management has evaluated the events and transactions that have occurred after March 31, 2026 and through the date the financial statements were issued and determined that there were no significant subsequent events that would require adjustment of the financial statements or additional disclosures.

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BUFFALO FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of Buffalo Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments and written options (as applicable), of Buffalo Blue Chip Growth Fund, Buffalo Early Stage Growth Fund, Buffalo Flexible Allocation Fund, Buffalo Growth Fund, Buffalo Growth & Income Fund, Buffalo High Yield Fund, Buffalo International Fund, Buffalo Mid Cap Discovery Fund, Buffalo Mid Cap Growth Fund, and Buffalo Small Cap Growth Fund (the “Funds”), each a series of Buffalo Funds, as of March 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, the results of their operations for the year then ended, and the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial highlights for the years ended March 31, 2023, and prior, were audited by other auditors whose report dated May 25, 2023, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2024.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
May 28, 2026

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BUFFALO FUNDS
NOTICE TO SHAREHOLDERS
March 31, 2026 (UNAUDITED)
TAX INFORMATION
For the fiscal year ended March 31, 2026, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows (unaudited):

Buffalo Blue Chip Growth Fund	77.88%	Buffalo High Yield Fund	1.68%
Buffalo Early Stage Growth Fund	7.89%	Buffalo International Fund	100.00%
Buffalo Flexible Allocation Fund	100.00%	Buffalo Mid Cap Discovery Fund	0.00%
Buffalo Growth Fund	100.00%	Buffalo Mid Cap Growth Fund	0.00%
Buffalo Growth & Income Fund	100.00%	Buffalo Small Cap Growth Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended March 31, 2026 was as follows (unaudited):

Buffalo Blue Chip Growth Fund	65.12%	Buffalo High Yield Fund	1.68%
Buffalo Early Stage Growth Fund	7.89%	Buffalo International Fund	1.90%
Buffalo Flexible Allocation Fund	100.00%	Buffalo Mid Cap Discovery Fund	0.00%
Buffalo Growth Fund	100.00%	Buffalo Mid Cap Growth Fund	0.00%
Buffalo Growth & Income Fund	100.00%	Buffalo Small Cap Growth Fund	0.00%

FOREIGN SHAREHOLDERS: The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the year ended March 31, 2026 was as follows (unaudited):

Buffalo Blue Chip Growth Fund	78.95%	Buffalo High Yield Fund	0.00%
Buffalo Early Stage Growth Fund	100.00%	Buffalo International Fund	0.00%
Buffalo Flexible Allocation Fund	5.06%	Buffalo Mid Cap Discovery Fund	0.00%
Buffalo Growth Fund	100.00%	Buffalo Mid Cap Growth Fund	0.00%
Buffalo Growth & Income Fund	0.00%	Buffalo Small Cap Growth Fund	0.00%

With respect to the taxable year ended March 31, 2026, the Funds hereby designate as capital gain dividends the amounts listed below, or, if subsequently determined to be different, the net capital gains of such year:

Funds	From Long-Term Capital Gains, Subject to the 15% Rate Gains Category:	From Long-Term Capital Gains, Using Proceeds from Shareholder Redemptions:
Buffalo Blue Chip Growth Fund	$9,095,546	$570,115
Buffalo Early Stage Growth Fund	2,625,990	—
Buffalo Flexible Allocation Fund	30,234,109	2,676,581
Buffalo Growth Fund	10,815,935	768,030
Buffalo Growth & Income Fund	425,993	—
Buffalo High Yield Fund	—	—
Buffalo International Fund	2,723,453	3,870,537
Buffalo Mid Cap Discovery Fund	81,977,513	17,724,301
Buffalo Mid Cap Growth Fund	11,725,239	1,338,574
Buffalo Small Cap Growth Fund	—	—

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BUFFALO FUNDS
NOTICE TO SHAREHOLDERS
March 31, 2026 (UNAUDITED)(Continued)
For the year ended March 31, 2026, the Buffalo International Fund earned foreign source income and paid foreign taxes, as noted below, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code.

Fund	Gross Foreign Income	Foreign Tax Paid
Buffalo International Fund	$14,996,481	$(1,155,871)

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BUFFALO FUNDS
ADDITIONAL INFORMATION (Unaudited)
The Buffalo Funds have adopted proxy voting policies and procedures that delegate to Kornitzer Capital Management, Inc., the Funds’ investment adviser, the authority to vote proxies. A description of the Buffalo Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-800-492-8332. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.
The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 (as filed with the SEC on Form N-PX) are available without charge, upon request, by calling the Funds toll free at 1-800-492-8332, by accessing the SEC’s website at http://www.sec.gov or the Funds’ website at https://buffalofunds.com.
The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Trust files the Schedule of Investments or Written Options with the SEC on Form N-CSR (second and fourth quarters) and as an exhibit to its reports on Form N-PORT (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-PORT on the SEC’s website at http://www.sec.gov.
Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.
(b) Financial Highlights are included within the financial statements filed under Item 7 of this Form.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The aggregate compensation paid to the Funds’ non-interested trustees for their service on the Funds’ Board for the year ended March 31, 2026 was $189,000.

99

BUFFALO FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT
ADVISORY CONTRACT (Unaudited)
The Board of Trustees (the “Trustees”) of Buffalo Funds, a Delaware statutory trust, on behalf of its series, Buffalo Blue Chip Growth Fund, Buffalo Early Stage Growth Fund, Buffalo Flexible Allocation Fund, Buffalo Growth Fund, Buffalo Growth & Income Fund, Buffalo High Yield Fund, Buffalo International Fund, Buffalo Mid Cap Discovery Fund, Buffalo Mid Cap Growth Fund and Buffalo Small Cap Growth Fund (all such funds referred to collectively as the “Funds”) met in-person on November 20, 2025 to consider the renewal of the Amended and Restated Management Agreements (the “Management Agreements”) between the Trust, on behalf of the Funds, and Kornitzer Capital Management, Inc., the Funds’ investment adviser (the “Adviser,” or “KCM”).
In advance of the meeting, the Trustees requested (“15(c) Request for Information”) and received materials to assist them in considering the renewal of the Management Agreements. The materials provided contained information with respect to the factors enumerated below, including a copy of the Management Agreements, a memorandum prepared by the Trust’s outside legal counsel discussing the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Management Agreements, detailed comparative information relating to each Fund’s performance, as well as the management fees and expenses of the Funds, the Adviser’s Form ADV, select financial information of the Adviser, including a profitability analysis prepared by the Adviser, and other comparative performance and fee information. The Trustees noted they receive information periodically throughout the year that was relevant to the consideration of the Management Agreements.
In addition, the Independent Trustees (as defined below) met with their outside legal counsel on November 5, 2025 and immediately prior to the Board meeting held on November 20, 2025, to review and discuss the 15(c) Request for Information and the Trustees’ duties under the Investment Company Act of 1940, as amended, and state law in considering the proposed renewal of the Management Agreements.
Based on their evaluation of information provided by KCM, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the renewal of the Management Agreements for an additional term of one year ending November 30, 2026.
In considering the renewal of the Management Agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.
1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS
The Trustees considered the nature, extent and quality of services provided by KCM to the Funds and the amount of time devoted to the Funds’ affairs by KCM’s staff. The Trustees considered KCM’s specific responsibilities in all aspects of day-to-day management of the Funds, including the investment strategies implemented by KCM, as well as the qualifications, experience and responsibilities of the Funds’ portfolio managers and other key personnel at KCM involved in the day-to-day activities of the Funds. In Executive Session, the Independent Trustees reviewed information provided by KCM in response to the Board’s 15(c) Request for Information, including: (i) the structure of KCM’s compliance program; (ii) KCM’s continuing commitment to the growth of the Funds’ assets; (iii) KCM’s marketing and distribution strategies; and (iv) KCM’s continued investment in systems, equipment and other resources. The Trustees noted during the course of the prior year they had met with representatives of KCM to discuss the Funds’ performance and outlook, along with the marketing and distribution and compliance efforts made by KCM throughout the year. The Trustees also noted any services that extended beyond portfolio management, and they considered the trading capability of KCM, and the lack of both significant shareholder complaints and financial statement issues. The Trustees discussed KCM’s handling of compliance matters, including the quarterly and annual reports of the Trust’s CCO to the Trustees on the effectiveness of KCM’s compliance program.
The Trustees concluded that KCM had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the

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STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT
ADVISORY CONTRACT (Unaudited)(Continued)
Management Agreements and that the nature, overall quality and extent of the management services provided to the Funds, as well as KCM’s compliance program, were satisfactory.
2. INVESTMENT PERFORMANCE OF THE FUNDS AND KCM
In assessing the quality of the portfolio management services delivered by KCM, the Trustees compared the short-term and long-term performance of the Investor Class shares of each Fund on an absolute basis, in comparison to a benchmark index, and in comparison to a peer group as constructed using data from Morningstar, Inc. (each a “Peer Group”).
Buffalo Blue Chip Growth Fund. The Trustees noted the Buffalo Blue Chip Growth Fund’s performance for the year-to-date, three-year, five-year and ten-year periods ended September 30, 2025 was above the median for the Peer Group of U.S. open-end large growth funds, falling within the second quartile for the year-to-date, three-year, and ten-year periods, and within the first quartile for the five-year period. The Trustees also noted that the Buffalo Blue Chip Growth Fund’s performance for the one-year period ended September 30, 2025 was below the median for the Peer Group of U.S. open-end large growth funds, falling within the third quartile for the one-year period. The Trustees then noted that the Buffalo Blue Chip Growth Fund underperformed the Russell 1000 Growth Index for the year-to-date, one-year, three-year, five-year and ten-year periods ended September 30, 2025.
Buffalo Early Stage Growth Fund. The Trustees noted the Buffalo Early Stage Growth Fund’s performance for the year-to-date, one-year, three-year, and five-year periods ended September 30, 2025 was below the median for the Peer Group of U.S. open-end small growth funds, falling into the third quartile for the year-to-date period, and into the fourth quartile for the one-year, three-year and five-year periods. The Trustees then noted the Buffalo Early Stage Growth Fund’s performance for the ten-year period ended September 30, 2025 was above the median for the Peer Group of U.S. open-end small growth funds, falling into the second quartile for the ten-year period. The Trustees noted that based on information provided by KCM, the Early Stage Growth Fund would more closely align with a micro-cap category, but Morningstar, Inc. does not have such a category and the Fund is therefore included in the small growth category. As such, the Trustees also considered information compiled by KCM assessing the Early Stage Growth Fund’s performance against that of a Lipper peer group of micro-cap funds that had the term “micro-cap” within their fund name. The Trustees observed that the Fund’s performance fell within the 79th percentile of the Lipper micro-cap peer group for the one-year period ended September 30, 2025. The Trustees next noted that for the year-to-date, one-year, three-year, five-year and ten-year periods ended September 30, 2025, the Buffalo Early Stage Growth Fund underperformed the Russell 2000 Growth Index.
Buffalo Flexible Allocation Fund. The Trustees noted the Buffalo Flexible Allocation Fund’s performance for the year-to-date, one-year, three-year, five-year and ten-year periods ended September 30, 2025 was below the median for the Fund’s Peer Group of U.S. open-end large value funds, falling within the third quartile for the year-to-date and five-year periods, and into the fourth quartile for the one-year, three-year and ten-year periods. The Trustees finally noted that the Buffalo Flexible Allocation Fund underperformed the Russell 3000 Index for the year-to-date, one-year, three-year, five-year and ten-year periods ended September 30, 2025.
Buffalo Growth Fund. The Trustees noted the Buffalo Growth Fund’s performance for the year-to-date, one-year, three-year, five-year and ten-year periods was below the median for the Peer Group of U.S. open-end large growth funds, falling within the third quartile of the Peer Group for all periods. The Trustees next noted that the Buffalo Growth Fund underperformed the Russell 3000 Growth Index for the year-to-date, one-year, three-year, five-year and ten-year periods ended September 30, 2025.
Buffalo Growth & Income Fund. The Trustees noted the Buffalo Growth & Income Fund’s performance for the year-to-date, one-year, three-year and ten-year periods was below the median for the Peer Group of U.S. open-end large blend funds, falling into the third quartile for the one-year, three-year and ten-year periods, and fourth quartile for the year-to-date period. The Trustees then noted the Buffalo Growth & Income Fund’s performance for the five-year period ended September 30, 2025 was above the

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STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT
ADVISORY CONTRACT (Unaudited)(Continued)
median for the Peer Group of U.S. open-end large blend funds, falling into the second quartile for the five-year period. The Trustees further noted the Buffalo Growth & Income Fund underperformed the Russell 1000 Index for the year-to-date, one-year, three-year, five-year and ten-year periods ended September 30, 2025.
Buffalo High Yield Fund. The Trustees noted the Buffalo High Yield Fund’s performance for the three-year, five-year and ten-year periods ended September 30, 2025, was above the median for the Peer Group of U.S. open-end high yield bond funds, falling within the second quartile for the three-year period and within the first quartile for the five-year and ten-year periods. The Trustees next noted the Buffalo High Yield Fund’s performance for the year-to-date and one-year periods ended September 30, 2025 was below the median for the Peer Group, falling within the fourth quartile for the year-to-date period and within the third quartile for the one-year period. The Trustees noted for the five-year period ended September 30, 2025, the Buffalo High Yield Fund outperformed the ICE BofA U.S. High Yield Index. The Trustees next noted for the year-to-date, one-year, three-year and ten-year periods ended September 30, 2025, the Buffalo High Yield Fund underperformed the ICE BofA U.S. High Yield Index.
Buffalo International Fund. The Trustees noted the Buffalo International Fund’s performance for the five-year and ten-year periods ended September 30, 2025 was above the median for the Peer Group of U.S. open-end foreign large growth funds, noting the Fund’s performance was in the first quartile for the five-year and ten-year periods. The Trustees then noted the Buffalo International Fund’s performance for the year-to-date, one-year and three-year periods ended September 30, 2025 was below the median for the Peer Group of U.S. open-end foreign large growth funds, falling within the third quartile for the year-to-date and three-year periods, and into the fourth quartile for the one-year period. The Trustees further noted for the ten-year period ended September 30, 2025, the Buffalo International Fund outperformed the FTSE All-World ex US Index, but had underperformed the Index for the year-to-date, one-year, three-year and five-year periods ended September 30, 2025.
Buffalo Mid Cap Discovery Fund. The Trustees noted the Buffalo Mid Cap Discovery Fund’s performance for the year-to-date, one-year, three-year, five-year and ten-year periods ended September 30, 2025 was below the median for the Peer Group of U.S. open-end mid cap growth funds, falling within the fourth quartile for each of the periods. The Trustees further noted the Buffalo Mid Cap Discovery Fund underperformed the Russell Mid-Cap Growth Index for the year-to-date, one-year, three-year, five-year and ten-year periods ended September 30, 2025.
Buffalo Mid Cap Growth Fund. The Trustees noted the Buffalo Mid Cap Growth Fund’s performance for the five-year period ended September 30, 2025 was above the median for the Peer Group of U.S. open-end mid cap growth funds, falling within the second quartile. The Trustees next noted the Buffalo Mid Cap Growth Fund’s performance for the three-year period ended September 30, 2025 was equal to the median for the Peer Group. The Trustees then noted the Buffalo Mid Cap Growth Fund’s performance for the year-to-date, one-year and ten-year periods ended September 30, 2025 was below the median for the Peer Group, falling within the third quartile for the one-year and ten-year periods, and within the fourth quartile for the year-to-date period. The Trustees also noted the Buffalo Mid Cap Growth Fund underperformed the Russell Midcap Growth Index for the year-to-date, one-year, three-year, five-year and ten-year periods ended September 30, 2025.
Buffalo Small Cap Growth Fund. The Trustees noted the Buffalo Small Cap Growth Fund’s performance for the year-to-date, one-year, three-year, five-year, and ten-year periods ended September 30, 2025, was below the median for the Peer Group of U.S. open-end small cap growth funds, falling within the fourth quartile for the year-to-date, one-year, three-year, and five-year periods, and within the third quartile for the ten-year period. The Trustees further noted that for the year-to-date, one-year, three-year, five-year and ten-year periods ended September 30, 2025, the Buffalo Small Cap Growth Fund underperformed the Russell 2000 Growth Index.
After considering all of the information, including specific responses regarding Fund performance, including KCM’s efforts to improve performance of underperforming Funds, the Trustees concluded that the performance obtained by KCM for the Funds was satisfactory under current market conditions and in

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STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT
ADVISORY CONTRACT (Unaudited)(Continued)
light of each Fund’s investment objective, strategies and policies. Although past performance is not a guarantee or indication of future results, the Trustees determined that the Funds and their shareholders were likely to benefit from KCM’s continued management.
3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY KCM
The Trustees considered the cost of services and the structure of KCM’s fees, including a review of the expense analyses and other pertinent material with respect to the Funds. The Trustees reviewed related statistical information, including the comparative expenses, expense components and peer group selections. The Trustees considered the cost structure of each Fund relative to its Peer Group.
The Trustees also considered the overall profitability of the Funds to KCM and examined the level of profits that could be expected to accrue to KCM from the fees payable under the Management Agreements, as well as the Funds’ brokerage commissions and use of soft dollars by KCM. The Trustees also considered the profitability of each Fund before and after any distribution costs borne directly or indirectly by KCM. These considerations were based on materials requested by the Trustees specifically for the Meeting, as well as the presentations made by KCM over the course of the year.
In reviewing the Morningstar 15(c) materials, the Board noted the Investor Class shares of the Buffalo Funds operate under a unitary fee structure whereby many of the Funds’ ordinary operating expenses are paid by KCM out of its advisory fee rather than paid directly by the Funds. The Board noted the difficulty of comparing the Buffalo Funds to non-unitary fee funds and observed that the contractual advisory fee comparison in the Board materials which used the gross management fee (meaning the management fee data also included the fees paid by KCM to Fund Services under a master servicing agreement), and referred to below as the “contractual management fee,” was the most appropriate. The Board also noted the net expense ratio used in the Morningstar comparative data excludes any Rule 12b-1 fees imposed by other funds.
Buffalo Blue Chip Growth Fund. The Trustees noted the Buffalo Blue Chip Growth Fund’s contractual management fee of 0.75% fell within the third quartile of the Peer Group, above the median of 0.71% and average of 0.72%. The Trustees further noted the net expense ratio of 0.90% for the Buffalo Blue Chip Growth Fund fell within the second quartile of the Peer Group, below the median of 0.93% and average of 0.95%. Based on a profitability analysis prepared by KCM, the Trustees concluded that, while KCM was not realizing profits in connection with its management of the Blue Chip Growth Fund, KCM maintained adequate profit levels to support its services to the Fund from the revenues of its overall investment advisory business.
Buffalo Early Stage Growth Fund. The Trustees noted the Buffalo Early Stage Growth Fund’s contractual management fee of 1.30% fell within the fourth quartile of the Peer Group and was above the median of 0.80% and average of 0.88%. The Trustees further noted the net expense ratio of 1.39% for the Buffalo Early Stage Growth Fund fell within the fourth quartile of the Peer Group, above the median of 1.05% and average of 1.08%. Similar to the Peer Group performance comparisons, the Trustees noted that based on information provided by KCM, the Early Stage Growth Fund would more closely align with a micro-cap category, but Morningstar, Inc. does not have such a category and the Fund is therefore included in the small growth category. As such, the Trustees also considered information compiled by KCM assessing the Early Stage Growth Fund’s contractual management fee and net expense information against those of a Lipper peer group of micro-cap funds that had the term “micro-cap” within their fund name. The Trustees observed that the Fund’s net expense ratio fell within the 47th percentile, equal to the average compared to the Lipper micro-cap peer group. Based on a profitability analysis prepared by KCM, the Trustees concluded that KCM’s profit from sponsoring the Early Stage Growth Fund had not been, and currently is not, excessive and that KCM maintained adequate profit levels to support its services to the Fund.
Buffalo Flexible Allocation Fund. The Trustees noted the Buffalo Flexible Allocation Fund’s contractual management fee of 0.85% fell within the fourth quartile of the Peer Group and was above the median and average of 0.71%. The Trustees further noted the net expense ratio of 1.00% for the Buffalo

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BUFFALO FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT
ADVISORY CONTRACT (Unaudited)(Continued)
Flexible Allocation Fund fell within the fourth quartile of the Peer Group, above the median of 0.85% and average of 0.86%. Based on a profitability analysis prepared by KCM, the Trustees concluded that, while KCM was not realizing profits in connection with its management of the Flexible Allocation Fund, KCM maintained adequate profit levels to support its services to the Fund from the revenues of its overall investment advisory business.
Buffalo Growth Fund. The Trustees noted the Buffalo Growth Fund’s contractual management fee of 0.75% fell within the third quartile of the Peer Group, above the median of 0.71% and average of 0.72%. The Trustees further noted the net expense ratio of 0.87% for the Buffalo Growth Fund fell within the second quartile of the Peer Group, below the median of 0.90% and the average of 0.93%. Based on a profitability analysis prepared by KCM, the Trustees concluded that KCM’s profit from sponsoring the Growth Fund had not been, and currently is not, excessive and that KCM maintained adequate profit levels to support its services to the Fund.
Buffalo Growth & Income Fund. The Trustees noted the Buffalo Growth & Income Fund’s contractual management fee of 0.75% fell within the third quartile of the Peer Group and was above the median of 0.70% and average of 0.73%. The Trustees further noted the net expense ratio of 0.92% for the Buffalo Growth & Income Fund fell into the third quartile of the Peer Group, above the median of 0.91% but below the average of 0.93%. Based on a profitability analysis prepared by KCM, the Trustees concluded that KCM’s profit from sponsoring the Growth & Income Fund had not been, and currently is not, excessive and that KCM maintained adequate profit levels to support its services to the Fund.
Buffalo High Yield Fund. The Trustees noted the Buffalo High Yield Fund’s contractual management fee of 0.85% fell within the fourth quartile of the Peer Group, above the median of 0.60% and average of 0.61%. The Trustees further noted the net expense ratio of 1.02% for the Buffalo High Yield Fund fell within the fourth quartile of the Peer Group, above the median of 0.75% and average of 0.79%. Based on a profitability analysis prepared by KCM, the Trustees concluded that KCM’s profit from sponsoring the High Yield Fund had not been, and currently is not, excessive and that KCM maintained adequate profit levels to support its services to the Fund.
Buffalo International Fund. The Trustees noted the Buffalo International Fund’s contractual management fee of 0.85% fell within the fourth quartile of the Peer Group, above the median of 0.75% and average of 0.74%. The Trustees further noted the net expense ratio of 1.04% for the Buffalo International Fund fell within the fourth quartile of the Peer Group, above the median of 0.88% and average of 0.89%. Based on a profitability analysis prepared by KCM, the Trustees concluded that KCM’s profit from sponsoring the International Fund had not been, and currently is not, excessive and that KCM maintained adequate profit levels to support its services to the Fund.
Buffalo Mid Cap Discovery Fund. The Trustees noted the Buffalo Mid Cap Discovery Fund’s contractual management fee of 0.85% fell within the third quartile of the Peer Group, above the median of 0.80% and average of 0.82%. The Trustees further noted the net expense ratio of 0.99% for the Buffalo Mid Cap Discovery Fund fell within the third quartile of the Peer Group, above the median of 0.89% and average of 0.94%. Based on a profitability analysis prepared by KCM, the Trustees concluded that KCM’s profit from sponsoring the Buffalo Mid Cap Discovery Fund had not been, and currently is not, excessive and that KCM maintained adequate profit levels to support its services to the Fund.
Buffalo Mid Cap Growth Fund. The Trustees noted the Buffalo Mid Cap Growth Fund’s contractual management fee of 0.85% fell within the third quartile of the Peer Group, above the median of 0.80% and equal to the average of 0.85%. The Trustees further noted the net expense ratio of 1.01% for the Buffalo Mid Cap Growth Fund fell within the second quartile of the Peer Group, above the median of 1.00% but below the average of 1.06%. Based on a profitability analysis prepared by KCM, the Trustees concluded that, while KCM was not realizing profits in connection with its management of the Mid Cap Growth Fund, KCM maintained adequate profit levels to support its services to the Fund from the revenues of its overall investment advisory business.

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BUFFALO FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT
ADVISORY CONTRACT (Unaudited)(Continued)
Buffalo Small Cap Growth Fund. The Trustees noted the Buffalo Small Cap Growth Fund’s contractual management fee of 0.85% fell within the second quartile of the Peer Group, and was equal to the Peer Group median and average of 0.85%. The Trustees further noted the net expense ratio of 0.89% for the Buffalo Small Cap Growth Fund fell within the first quartile of the Peer Group below the median of 1.00% and average of 1.03%. The Trustees further noted the annual management fee is subject to reduced fees paid on assets in excess of certain levels. Based on a profitability analysis prepared by KCM, the Trustees concluded that KCM’s profit from sponsoring the Small Cap Growth Fund had not been, and currently is not, excessive and that KCM maintained adequate profit levels to support its services to the Fund.
The Trustees concluded that each Fund’s expenses and the management fees paid to KCM were fair and reasonable in light of the comparative performance, expense and management fee information. The Trustees further concluded that KCM’s profit from sponsoring the Funds had not been, and currently is not, excessive and that KCM maintained adequate profit levels to support the services to the Funds.
4. EXTENT OF ECONOMIES OF SCALE AS THE FUNDS GROW
The Trustees compared each Fund’s expenses relative to its respective Peer Group and discussed realized and potential economies of scale. In considering the economies of scale for each Fund, the Board considered that the Buffalo Funds operate under a unitary fee structure whereby many of the Funds’ ordinary operating expenses are paid by KCM out of its advisory fee rather than being paid directly by the Funds.
The Trustees considered whether a Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as the Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders). With respect to each Fund, other than the Small Cap Growth Fund, the Trustees noted the contractual management fee did not contain any breakpoint reductions as a Fund’s assets grow, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis. With respect to the Small Cap Growth Fund, the Trustees noted that the contractual management fee contained breakpoint reductions as the Fund’s assets grow in size.
The Trustees concluded that the current fee structure for each Fund was reasonable and reflected a sharing of economies of scale between KCM and each Fund at each Fund’s current asset levels.
5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS
The Trustees considered the direct and indirect benefits that could be received by KCM from its association with the Funds. The Trustees examined the brokerage commissions of KCM with respect to the Funds. The Trustees concluded that the benefits KCM may receive, such as greater name recognition, growth in separate account management services, greater exposure to press coverage or increased ability to obtain research or brokerage services through the use of soft dollars, appear to be reasonable, and may benefit the Funds through growth in assets.
CONCLUSIONS
Based on their review of the foregoing information, the Trustees found the terms of the Management Agreements were fair and reasonable and in the best interests of each Fund. As such, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Management Agreements for an additional one-year term ending November 30, 2026.

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(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate compensation paid to the Funds’ non-interested trustees for their service on the Funds’ Board for the year ended March 31, 2026 was $189,000.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the registrant’s Form N-CSR filed on June 3, 2011.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Buffalo Funds

By	/s/ Laura Symon Browne
Laura Symon Browne
President and Treasurer
Principal Executive Officer and Principal Financial Officer

Date	5/29/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Laura Symon Browne
Laura Symon Browne
President and Treasurer
Principal Executive Officer and Principal Financial Officer

Date	5/29/2026